SEC Registration Nos.
811-6525 and 33-44968


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933


         Post-Effective Amendment No. 15             XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

         Amendment No. 15                            XX

Calvert Municipal Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number:
(301) 951-4800

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
_______________


It is proposed that this filing will become effective

__ Immediately upon filing XX on April 30, 1998 pursuant to paragraph (b) pursuant to paragraph (b)

__ 60 days after filing    __ on (date)
pursuant to paragraph (a)  pursuant to paragraph (a)

of Rule 485.

Calvert Municipal Fund, Inc.
Form N-1A Cross Reference Sheet

Item number       Prospectus Caption

1.       Cover Page
2.       Financial Highlights
3.       Financial Highlights
         Yield and Total Return
4.       Investment Objective and Policies
         Management of the Fund
5.       Management of the Fund
6.       Alternative Sales Options
         Management of the Fund
         Dividends and Taxes
7.       How to Buy Shares
         Management of the Fund
         Net Asset Value
         Reduced Sales Charges
         When Your Account Will Be Credited
         Exchanges
8.       Alternative Sales Options
         How to Sell Your Shares
9.       *

         Statement of Additional Information Captions

10.      Cover Page
11.      Table of Contents
12.      General Information
13.      Investment Objective
         Investment Policies
         Investment Restrictions
         Portfolio Transactions
14.      Directors and Officers
15.      Directors and Officers
16.      Investment Advisor
         Administrative Services and Distribution
         Independent Accountants and Custodians
17.      Portfolio Transactions
18.      General Information
19.      Purchases and Redemptions of Shares
         Valuation of Shares
20.      Tax Matters
21.      Administrative Services and Distribution
22.      Calculation of Yield
         Calculation of Yield and Total Return
23.      Financial Statements

* Inapplicable or negative answer

PROSPECTUS - APRIL 30, 1998

CALVERT MUNICIPAL INTERMEDIATE FUNDS:
CALIFORNIA  MARYLAND  VIRGINIA


Calvert National Municipal
Intermediate Fund
4550 Montgomery Avenue, Bethesda, Maryland 20814


Introduction to the Funds
The Calvert National Municipal Intermediate Fund ("National Municipal") seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the stated quality and maturity characteristics.

The state-specific Calvert Municipal Intermediate Funds ("State Funds") seek to earn the highest level of interest income exempt from federal and specific state income taxes as is consistent with prudent investment management, preservation of capital, and the stated quality and maturity characteristics.


The National Municipal and the State Funds (collectively, the "Funds" or "Municipal Funds") each invest in nondiversified portfolios of municipal obligations, including some with interest that may be subject to the federal alternative minimum tax. The average dollar-weighted maturity of investments is between 3 and 10 years. The net asset value per share of each Fund will fluctuate in response to changes in the value of its investments.


Purchase Information


Each Fund offers two classes of shares, each with different expense levels and sales charges. You may choose to purchase (i) Class A shares, with a sales charge imposed at the time you purchase the shares ("front-end sales charge"), or (ii) Class B shares, which impose no front-end sales charge, but will impose a deferred sales charge at the time of redemption, depending on how long you have owned the shares ("contingent deferred sales charge," or "CDSC"). Class B shares have a higher level of expenses than Class A shares, including higher Rule 12b-1 fees. These alternatives permit you to choose the method of purchasing shares that is most beneficial to you, depending on the amount of the purchase, the length of time you expect to hold the shares, and other circumstances. See "Alternative Sales Options" for further details.


To Open An Account
Call your broker, or complete and return the enclosed Account Application. Minimum initial investment is $2,000. Shares of each State Fund are being made available primarily to persons residing in the state for which the Fund is named. PLEASE CONFIRM THE AVAILABILITY OF A FUND IN YOUR STATE BEFORE SENDING MONEY.



About This Prospectus
Please read this Prospectus before investing. It is designed to provide you with information you ought to know before investing and to help you decide if a Fund's goals match your own. Keep this document for future reference.

A Statement of Additional Information ("SAI") for the Funds (April 30, 1998) has been filed with the Securities and Exchange Commission and is incorporated by reference. This free SAI is available by calling: 800.368.2748.

The Commission maintains a web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE FEDERAL OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. when investors of the fund sell shares of the fund, the value may be higher or lower than the amount originally paid. Fund Expenses



A.   Shareholder             National Municipal        California Municipal
     Transaction Costs       Intermediate Fund         Intermediate Fund

                             Class A     Class B       Class A     Class B
     Maximum Sales
      Charge on
     Purchases (as a
      percentage of
     offering price)         2.75%       None          2.75%       None

     Maximum
      Contingent
      Deferred Sales
      Charge
     (as a percentage
     of purchase price or
      redemption
      proceeds as
     applicable)             None        3.00%*        None        3.00%*


Annual Fund Operating Expenses -
 Fiscal Year 1997
     (as a percentage of
     average net assets)
     Management Fees         0.70%        0.70%        0.70%       0.70%



     Rule 12b-1 Service and
     Distribution Fees       0.00%          1.00%      0.00%       1.00%


     Other Expenses          0.27%          --         0.21%          --



     Total Fund
      Operating Expenses1    0.97%          --         0.91%          --


A.   Shareholder             Maryland Municipal        Virginia Municipal
     Transaction Costs       Intermediate Fund         Intermediate Fund

                             Class A       Class B     Class A         Class B
     Maximum
      Sales Charge on
     Purchases
     (as a percentage
      of
     offering price)         2.75%         None        2.75%           None


     Maximum
      Contingent
      Deferred Sales
      Charge                 None          3.00%*      None            3.00%*
     (as a percentage
      of purchase price
      or redemption
     proceeds, as applicable)

B.   Annual Fund Operating Expenses - Fiscal Year 1997
     (as a percentage
      of average net assets)
     Management Fees         0.70%         0.70%       0.70%           0.70%

     Rule 12b-1 Service and
     Distribution Fees       0.00%         1.00%       0.00%           1.00%

     Other Expenses          0.29%         --          0.26%           --

     Total Fund
      Operating Expenses1    0.99%         --          0.96%           --

*A contingent deferred sales charge is imposed on the proceeds of Class B shares redeemed within 4 years, subject to certain exceptions. That charge is imposed as a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 3% in the first year that shares are held, to 2% in the second and third years, and 1% in the fourth year. There is no charge on redemptions of Class B shares held for more than four years. See "Calculation of Contingent Deferred Sales Charge" below.




Example:

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return; (2) for Class A shares, redemption at the end of each period and payment of maximum initial sales charge at time of purchase and (3) for Class
B shares, payment of maximum applicable contingent deferred sales charge.



1 Net Fund Operating Expenses (Class A) after reduction for fees paid indirectly were:
         National 0.94%, California 0.88%, Maryland 0.92% and Virginia 0.88%.

         Fund              1 Year         3 Years  5 Years     10 Years



National

Class A                    $37            $58        $80        $143
Class B
Assuming a complete
redemption at end of
period
Assuming no
redemption

California

Class A                    $37            $56         $76         $136
Class B
Assuming a complete
redemption at end of
period
Assuming no
redemption

Maryland

Class A                    $37            $58          $81         $145
Class B
Assuming a complete
redemption at end of
period
Asuming no
redemption

Virginia

Class A                    $37            $57          $79         $142
Class B
Assuming a complete
redemption at end of
period
Assuming no
redemption



The example, which is hypothetical, should not be considered a representation of past or future expenses. Actual expenses may be higher or lower than those shown.
Explanation of Table: The purpose of the table is to assist you in understanding the various costs and expenses that an investor may bear directly (shareholder transaction costs) or indirectly (annual fund operating expenses).



Shareholder Transaction Costs
are charges you pay when you buy or sell shares of your Fund. See "Reduced Sales Charges" at Exhibit A to see if you qualify for possible reductions in the sales charge. If you request a wire redemption of less than $1,000, you will be charged a $5 wire fee.

Annual Fund Operating Expenses.
Management Fees are paid by the Funds to Calvert Asset Management Company, Inc. for managing the investments and business affairs of each Fund and paid to Calvert Administrative Services Company, Inc. The Funds will incur Other Expenses for maintaining shareholder records, furnishing shareholder statements and reports, and other services. Management Fees and Other Expenses have already been reflected in the share price and are not charged directly to individual shareholder accounts. Please refer to "Management of the Funds" for further information.

The National Municipal Intermediate Fund commenced operations on September 30, 1992, and the California Fund commenced operations on May 29, 1992. The Maryland and Virginia Funds commenced operation September 30, 1993. For the first five years of operation of each Fund, Class A Rule 12b-1 expenses will be limited to 0.15% and may thereafter be 0.25%. The Advisor may voluntarily defer fees or assume expenses of the Funds.


The Investment Advisory Agreement provides that the Advisor may later, to the extent permitted by law, recapture any fees it deferred or expenses it assumed during the two prior years; provided, however, that Class A Total Annual Operating Expenses for each Fund shall not exceed 2.00% of average net assets during any year in which the Advisor elects to exercise the recapture provision. The above table reflects these agreements.


The Funds' Rule 12b-1 fees include an asset-based sales charge. Thus, it is possible that long-term shareholders in the Funds may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. In addition to the compensation itemized above (sales charge and Rule 12b-1 service and distribution fees), certain broker/dealers and/or their salespersons may receive certain compensation for the sale and distribution of the securities or for services to the Fund. See the Statement of Additional Information, "Method of Distribution."



Financial Highlights


The following table provides information about the Funds' financial history. It expresses the information in terms of a single Class A share outstanding throughout the period. No Class B shares were outstanding during the period. The table has been audited by Coopers & Lybrand, L.L.P., independent accountants, whose report on the period from the Funds' commencement of operations through December 31, 1997, is included in the Annual Report to Shareholders for each of the respective periods presented. The table should be read in conjunction with the financial statements and their related notes. The Annual Report to Shareholders is incorporated by reference into the Statement of Additional Information.



                           Year Ended December 31,
National Municipal                 1997            1996             1995

Net asset value,
 beginning                         $10.56          $10.62            $9.81

Income from investment operations
     Net investment
      income.                      50              .50               .51
     Net realized
     and unrealized
     gain (loss) on investments    .23             (.06)             .80
       Total from
      investment
       operations                  .73             .44               1.31

Distributions from
     Net investment income         (.50)           (.50)             (.50)
     Net realized gains            -               -                 -
       Total distributions         (.50)           (.50)             (.50)

Total increase (decrease)
in net asset value                 .23             (.06)              .81

Net asset value, ending            $10.79        $10.56            $10.62

Total return2                      7.11%           4.32%            13.64%

Ratio to average net assets
     Net investment income        4.71%            4.83%            4.97%
     Total expenses3               .97%            1.04%             .96%
     Net expenses                  .94%            1.01%             .94%
     Expenses reimbursed           -               -                 -

Portfolio turnover                 29%             23%               57%

Net assets, ending
 (in thousands)                    $48,933         $45,612           $40,146

Number of shares outstanding,
ending (in thousands)              4,535           4,319             3,780








     From Inception
     (Sept. 30, 1992)
     Year Ended December 31,       through Dec. 31,
National Municipal                 1994            1993              1992

Net asset value, beginning         $10.42          $10.01            $10.00

Income from investment operations
     Net investment income           .50            .48               .13
     Net realized and unrealized gain
     (loss) on investments          (.62)           .45               .01
       Total from investment
       operations                   (.12)           .93               .14

Distributions from
     Net investment income         (.49)           (.48)             (.13)
     Net realized gains            -               (.04)             -
       Total distributions         (.49)           (.52)             (.13)

Total increase (decrease)
in net asset value                 (.61)           .41               .01

Net asset value, ending            $9.81           $10.42            $10.01

Total return2                      (1.18%)         9.47%             5.40%

Ratio to average net assets
     Net investment income        4.88%            5.01%             5.36%(a)
     Total expenses3               -               -                 -
     Net expenses                  .69%            .10%              -
     Expenses reimbursed           .32%            .45%              4.34%(a)

Portfolio turnover                 122%            162%              12%

Net assets, ending (in thousands)  $36,159         $37,467           $1,542

Number of shares outstanding,
ending (in thousands)              3,686           3,596             154








(a) Annualized
2 Total return does not reflect deduction of front-end sales charge.
3 Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly;
  such reductions are included in the ratio of net expenses.





                                   Year Ended December 31,
California Municipal               1997            1996              1995

Net asset value, beginning         $10.44          $10.51            $ 9.81

Income from investment operations
     Net investment income         .49             .48                 .47
     Net realized and
      unrealized gain
     (loss) on investments         .18             (.07)               .69
       Total from investment
       operations                  .67             .41                 1.16

Distributions from
     Net investment income         (.48)           (.48)               (.46)
     Net realized gains            -               -                   -
       Total distributions         (.48)           (.48)               (.46)

Total increase (decrease)
in net asset value                 .19             (.07)               .70

Net asset value, ending            $10.63          $10.44            $ 10.51

Total return4                      6.61%           4.04%               12.07%

Ratio to average net assets
     Net investment income         4.64%           4.59%               4.59%
     Total expenses5               .91%            .97%                .91%
     Net expenses                  .88%            .94%                .89%
     Expenses reimbursed           -               -                   -

Portfolio turnover                 48%             25%                 47%

Net assets, ending (in thousands)  $35,085         $35,693             $34,424

Number of shares outstanding,
ending (in thousands)              3,300           3,419               3,276










     From Inception
     (May 29, 1992)
     Year Ended December 31,       through Dec. 31,
California Municipal                   1994           1993            1992

Net asset value, beginning            $10.56         $10.24          $10.00

Income from investment operations
     Net investment income              .48             .53             .29
     Net realized and unrealized gain
     (loss) on investments             (.76)           .36              .24
       Total from investment
       operations                      (.28)           .89              .53

Distributions from
     Net investment income             (.47)          (.53)           (.29)
     Net realized gains                 -             (.04)               -
       Total distributions             (.47)          (.57)           (.29)

Total increase (decrease)
in net asset value                     (.75)           .32             .24
Net asset value, ending               $9.81         $10.56          $10.24

Total return4                         (2.57%)         8.88%          10.00%
Ratio to average net assets
     Net investment income             4.67%          5.12%          5.24%(a)
     Total expenses5                   -               -                -
     Net expenses                      .76%            .21%             -
     Expenses reimbursed               .13%            .12%          .38%(a)

Portfolio turnover                 68%             21%                 3%

Net assets, ending (in thousands)  $34,111         $35,726             $16,046

Number of shares outstanding,
ending (in thousands)              3,476           3,383               1,567







(a) Annualized
4 Total return does not reflect deduction of front-end sales charge.
5 Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly;
  such reductions are included in the ratio of net expenses.



From Inception
(Oct. 1, 1993)
Year Ended December 31,
through Dec. 31,
Maryland Municipal
                           1997      1996        1995       1994       1993

Net asset
value,
 beginning                 $5.03     $5.06       $4.67      $5.05      $5.00

Income from investment
operations
   Net investment
 income                    23        .23         .24        .24        .04
   Net realized and
    unrealized gain
   (loss) on investments   .15       (.04)       .39        (.39)      .05
     Total from investment
     operations            .38       .19         .63        (.15)      .09

Distributions from
   Net investment income   (.23)     (.22)       (.24)      (.23)      (.04)

Total increase (decrease)
in net asset value                   .15         (.03)      .39        (.38)
 .05

Net asset value, ending    $5.18     $5.03       $5.06      $4.67      $5.05

Total return6              7.68%     3.96%       13.66%     (2.94%)    7.46%

Ratio to average net assets
   Net investment income   4.48%     4.59%       4.87%      5.01%      4.42%(a)
   Total expenses7         .99%      1.00%       .51%       -          -
   Net expenses            .92%      .94%        .48%       .17%       -
   Expenses reimbursed     -         .04%        .43%       .86%       .80%(a)

Portfolio turnover                   13%         8%         11%        77%
14%

Net assets, ending
(in thousands)             $12,437   $12,023     $9,411     $7,429     $5,401

Number of shares outstanding,
ending (in thousands)      2,400     2,338       1,860      1,589      1,070











     From Inception
     (Oct. 1, 1993)
     Year Ended December 31,     through Dec. 3
Virginia Municipal    1997       1996        1995           1994        1993

Net asset value,
 beginning            $5.10      $5.13       $4.74          $5.06       $5.00

Income from investment operations
     Net investment
      income          .22        .22         .24            .23         .05
     Net realized and unrealized gain
     (loss) on
      investments.    11         (.03)       .39            (.32)       .06
       Total from investment
       operations     .33        .19         .63            (.09)       .11

Distributions from
     Net investment income(.22)  (.22)       (.24)          (.23)       (.05)

Total increase (decrease)
in net asset value    .11        (.03)       .39            (.32)       .06

Net asset value, ending          $5.21       $5.10          $5.13       $4.74
$5.06

Total return6         6.71%      3.82%       13.54%         (2.04%)     8.65%

Ratio to average net assets
     Net investment
      income4.38%     4.35%      4.86%       4.87%          4.81%(a)
     Total expenses7  .96%       1.00%       .54%           -           -
     Net expenses     .88%       .92%        .51%           .19%        -
     Expenses reimbursed-        .03%        .38%           .86%
1.54%(a)

Portfolio turnover    8%         4%          11%            65%         28%

Net assets, ending
 (in thousands)       $13,542    $12,618     $7,295         $5,866      $2,720

Number of shares outstanding,
ending (in thousands) 2,602      2,475       1,423          1,239       537







(a) Annualized
6 Total return does not reflect deduction of front-end sales charge.
7 Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly;
  such reductions are included in the ratio of net expenses.
INVESTMENT OBJECTIVE AND POLICIES

Investment Objectives
National Municipal seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity objectives of the Fund.


National Municipal will invest at least 65% of its total assets in municipal obligations.


National Municipal is a nondiversified (effective upon shareholder approval) mutual fund that invests primarily in municipal obligations with interest that, for most investors, is exempt from federal income tax. Municipal obligations in which the Series may invest include, but are not limited to, general obligation bonds and notes of state and local issuers, revenue bonds of various transportation, housing, utilities (e.g., water and sewer), hospital and other state and local government authorities, tax and revenue anticipation notes and bond anticipation notes, municipal leases, and certificates of participation therein, and private activity bonds. See further description below and in the Statement of Additional Information. The municipal obligations are fixed and variable rate. Fixed rate investments are limited to obligations normally having remaining maturities of 12 years or less; variable rate investments may have longer maturities. The average dollar-weighted maturity will be between 3 and 10 years. Because the Fund may invest in private activity bonds, a portion of its dividends may be subject to the federal alternative minimum tax. See "Dividends and Taxes."


The State Funds seek to earn the highest level of interest income exempt from federal and specific state income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity objectives of each Fund.


The State Funds invest in state-specific municipal obligations.
Each State Fund invests primarily in a nondiversified portfolio of a specific state's municipal obligations with interest that, for most investors, is exempt from federal and that state's income tax. Municipal obligations in which the Funds invest are fixed and variable rate obligations. The Advisor will maintain the average dollar-weighted maturity between 3 and 10 years.



Each State Fund invests at least 65% of its assets in debt obligations issued by or on behalf of the state for which the Fund is named.
Under normal market conditions, each State Fund will attempt to invest at least 65% of its total assets in municipal obligations with interest that is exempt from federal and specific state income tax, including those issued by or on behalf of the state for which the Fund is named and its political subdivisions. Each State Fund will also attempt to invest its remaining assets in these obligations, but may invest the remaining assets in municipal obligations of other states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions. Dividends you receive from a Fund that are derived from interest on tax-exempt obligations of other governmental issuers will be exempt from federal income tax, but will be subject to state income taxes. Because the State Funds may invest in private activity bonds, a portion of the Fund's dividends may be subject to the federal alternative minimum tax. See "Dividends and Taxes."


Credit Quality

As an operating policy, each Municipal Fund will invest at least 65% of its total assets in investment-grade municipal obligations. Investment-grade obligations are those which, at the date of investment, are rated within the four highest grades established by Moody's Investors Services, Inc. (Aaa, Aa, A, or Baa) or by Standard and Poor's Corporation (AAA, AA, A, or BBB). Securities that are not rated may be purchased by the Funds as part of the 65% total if the Advisor determines that they are of quality comparable to investment-grade securities. Bonds rated BBB or Baa, while still considered investment grade, have certain speculative characteristics and may be more subject to changes in economic conditions.


The remaining 35% of each Municipal Fund's total assets may consist of noninvestment-grade municipal obligations (rated below Baa or BBB), or unrated obligations that the Advisor has determined are not investment grade. With noninvestment-grade securities there is a greater possibility that an adverse change in the financial condition of the issuer may affect the issuer's ability to pay principal and interest. There is also a greater risk, with noninvestment-grade securities, of price declines due to changes in the issuer's creditworthiness. Because the market for lower-rated securities may be less active ("thinner") than for higher-rated securities, market prices may be more volatile and liquidity in the resale market may be limited.


The credit quality of municipal obligations is determined by reference to a commercial credit rating service, such as Moody's Investors Service, Inc. or Standard & Poor's Corporation. Please refer to the Appendix in the Statement of Additional Information for a description of the ratings used by these rating services. The Funds' Advisor determines the credit quality of unrated instruments under the supervision of the Funds' Board of Directors/Trustees. See Management of the Funds. There is no limitation on the percentage of assets that may be invested in unrated obligations, which may be less liquid than rated obligations of comparable quality.

Determinations as to credit quality are made at the time of investment. If a change in credit quality occurs, the Advisor, under the supervision of the Fund's Board of Directors, will consider whether it is in the best interest of the Funds' shareholders to hold or to dispose of the obligation.


Variable and Floating Rate Obligations
The Funds may invest in variable and floating rate obligations. Variable rate obligations have a yield that adjusts periodically based on changes in the level of prevailing interest rates. Floating rate obligations have an interest rate tied to a known lending rate, such as the prime rate, and are automatically adjusted when the known rate changes. These obligations lessen the capital fluctuations usually inherent in fixed income investments, which diminishes the risk of capital depreciation of portfolio investments and of the Funds' shares. However, this also means that if interest rates decline, a Fund's yield will decline, causing each Fund and its shareholders to forego the opportunity for capital appreciation of the portfolio investments.


Demand Notes
Each Fund may invest in floating rate and variable rate demand notes. Demand notes provide that the holder may demand payment of the note at its par value plus accrued interest by giving notice to the issuer. To ensure the ability of the issuer to make payment upon such demand, such notes are often supported by an unconditional bank letter of credit. Notes with a demand feature of more than seven days are considered illiquid and are subject to purchase restrictions. See "Nonfundamental Investment Restrictions" in the Statement of Additional Information.
Nondiversified
There may be risks associated with each Fund being nondiversified. Specifically, since a relatively high percentage of the assets of each Fund may be invested in the obligations of a limited number of issuers, the value of the shares of each Fund may be more susceptible to any single economic, political or regulatory event than the shares of a diversified fund would be.



Interest-Rate Risk
All fixed income instruments are subject to interest-rate risk; that is, if the market interest rates rise, the current principal value of a bond will decline. In general, the longer the maturity of the bond, the greater the decline in value. Because the Funds' respective average dollar-weighted maturity is between 3 and 10 years, the investments would be expected to be more affected than by a rise in market interest rates than a short-term money market fund, but less adversely affected by a rise in market interest rates than those of a fund which invests in longer-term bonds.


Obligations with Puts Attached
Each Fund has authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase, when it can acquire at the same time the right to sell the securities back to the seller at an agreed on price at any time during a stated period or on a certain date. Such a right is generally denoted as a "put." Puts may be either conditional or unconditional. Unconditional puts are readily exercisable in the event of a default in payment of principal or interest on the underlying securities.


Municipal Leases
Each Fund may invest in municipal leases. A municipal lease is an obligation of a government or governmental authority, not subject to voter approval, used to finance capital projects or equipment acquisitions and payable through periodic rental payments. There are additional risks inherent in investing in this type of municipal security. Unlike municipal notes and bonds, where a municipality is obligated by law to make interest and principal payments when due, funding for lease payments needs to be appropriated each fiscal year in the budget. It is possible that a municipality will not appropriate funds for lease payments. The Advisor considers risk of cancellation in its investment analysis. The Funds may purchase unrated municipal leases. The Advisor, under supervision of the Boards of Directors/Trustees, is responsible for determining the credit quality of such leases on an ongoing basis. The Funds will invest only in municipal leases that meet their credit quality restrictions. Certain municipal leases may be considered illiquid and subject to the Funds' limits on illiquid investments. The Boards of Directors/Trustees have established guidelines for determining whether a lease is liquid. See the Statement of Additional Information for the factors considered by the Board in determining liquidity and valuation of leases.


When-Issued Purchases
New issues of municipal obligations are offered on a when-issued basis; that is, delivery and payment for the securities normally take place 15 to 45 days after the date of the transaction. The payment obligation and the yield that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Funds will only make commitments to purchase such securities with the intention of actually acquiring the securities, but may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.
Temporary Investments
For liquidity purposes or pending the investment of the proceeds of the sale of its shares, a Fund may invest in and derive up to 35% (20% for National Municipal and California) of its income from taxable short-term money market type investments. Interest earned from such taxable investments will be taxable to you as ordinary income unless you are otherwise exempt from taxation. Such investments will be of investment grade, or, if unrated, determined to be of equivalent credit quality by the Advisor.


Financial Futures, Options, and Other Investment Techniques
Each Municipal Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Funds can use these practices either as a substitution for or as protection against an adverse move in the Fund's portfolio to adjust the risk and return characteristics of the Fund's portfolio. If the Advisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Any instruments determined to be illiquid are subject to the Fund's 15% restriction on illiquid securities. See the Statement of Additional Information for more detail about these strategies.

Under certain circumstances, the Municipal Funds may purchase and sell certain financial futures contracts and certain options on futures contracts to hedge investments in municipal securities. A financial futures contract obligates the seller of a contract to deliver - and the purchaser of a contract to take delivery of - the type of financial instrument covered by the contract. In the case of index-based futures contracts, the obligation is in the form of a cash settlement at a specific time for a specific price.

The Funds may only engage in futures transactions for the purpose of hedging their investments in municipal securities against declines in value and to hedge against increases in the cost of securities the Funds intend to purchase. A sale of financial futures contracts may provide a hedge against a decline in the value of portfolio securities because such depreciation may be offset, in whole or in part, by an increase in the value of the position in the futures contracts. Similarly, a purchase of financial futures contracts may provide a hedge against an increase in the cost of securities intended to be purchased, because such appreciation may be offset, in whole or in part, by an increase in the value of the position in the futures contracts.



Types of Futures Contracts Purchased
The Advisor intends to deal, on behalf of the Funds, in futures contracts based on The Bond Buyer Municipal Bond Index, a price-weighted measure of the market value of 40 large, recently-issued tax-exempt bonds, and to engage in transactions in exchange-listed futures contracts on US Treasury securities. The Funds may also engage in transactions in other futures contracts, such as futures contracts on other municipal bond indices that become available, if the Advisor believes such contracts would be appropriate for hedging the Funds' investments in municipal securities.


When a Fund purchases a futures contract, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high grade fixed income securities in a segregated account with the Fund's custodian, so that the segregated amount plus the amount of initial and variation margin held in the account of its broker equals the market value of the futures contract, thereby ensuring that the use of such futures contract is unleveraged. It is not anticipated that transactions in futures will have the effect of increasing portfolio turnover.


Closing out a Futures Position - Risks
A Fund may close out its position in a futures contract or an option on a futures contract only by entering into an offsetting transaction on the exchange on which the position was established and only if there is a liquid secondary market for the futures contract. If it is not possible to close a futures position entered into by the Fund, the Fund could be required to make continuing daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. The inability to close futures or options positions could have an adverse effect on the Fund's ability to hedge effectively. There is also risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract. The success of a hedging strategy depends on the Advisor's ability to predict the direction of interest rates and other economic factors. The correlation is imperfect between movements in the prices of futures or options contracts, and the movements of prices of the securities which are subject to the hedge. If a Fund used a futures or options contract to hedge against a decline in the market, and the market later advances (or vice-versa), the Fund may suffer a greater loss than if it had not hedged. Please refer to the Statement of Additional Information for further information on futures contracts.



Special considerations regarding single-state municipal obligations
There is risk inherent in investing primarily in the obligations of any one state, since economic and political changes in the state may affect those obligations. Since each State Fund invests primarily in municipal obligations of individual states and is thereby limited in its alternative investment choices, the performance of a State Fund may be affected by local economic conditions generally, and the fiscal/budgetary condition of the state and other municipalities in which a state fund may invest. With respect to any state, you should be aware that certain proposed state or local constitutional amendments, legislative measures, executive orders, administrative regulations or voter initiatives, in addition to local economic conditions, could result in adverse consequences affecting the ability of the state or its municipalities to meet their obligations in a timely manner, which, in turn, could affect a State Fund's performance.



Other Policies
Each Fund may temporarily borrow money from banks to meet redemption requests, but such borrowing may not exceed 10% of the value of a Fund's total assets. The Funds have adopted certain fundamental investment restrictions which are discussed in detail in the Statement of Additional Information.
Yield and Total Return


Yield refers to income generated by an investment over a period of time.
Yield measures the current investment performance of each class, which is the rate of income on portfolio investments divided by the share price. To determine yield, (1) net investment income is computed by adding all investment income earned by a Fund over a 30-day period and subtracting expenses, (2) dividing by the average number of outstanding shares during the period, and (3) annualizing the result based on the maximum offering price per share on the last day of the period. Yields are calculated according to accounting methods that are standardized for all stock and bond funds.


Taxable Equivalent Yield
A Fund may advertise its "taxable equivalent yield" of each class. The taxable equivalent yield is the yield that you would be required to obtain from taxable investments to equal the yield of the Fund, all or a portion of which may be exempt from federal income taxes. The federal taxable equivalent yield is computed by taking the portion of the Fund's yield exempt from regular federal income tax and multiplying the exempt yield by a factor based on a given income tax rate, then adding the portion of the yield that is not exempt from such income tax. The double (combined state and federal) taxable equivalent yield is computed by taking the portion of the Fund's yield exempt from regular federal and state income tax and multiplying the exempt yield by a factor based on a given income tax rate, then adding the portion of the yield that is not exempt from such income tax. The factor that is used to calculate the taxable equivalent yield is the reciprocal of the difference between one and the applicable income tax rate, which will be stated in the advertisement.


A Fund may advertise its total return for each class. Total return is based on historical results and is not intended to indicate future performance.
Total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. Total return of a class shows overall change in value, including changes in share price and assuming reinvestment of all dividends and capital gain distributions. Cumulative total return reflects performance over a stated period of time. Average annual total return reflects the hypothetical annual compounded return that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in returns, you should recognize that they are not the same as actual year-by-year results. Both types of total returns usually will include the effect of paying a sales charge. Of course, total returns will be higher if sales charges are not taken into account. Quotations of "return without maximum load" do not reflect deduction of the sales charge. You should consider these figures only if you qualify for a reduced sales charge, or for purposes of comparison with comparable figures which also do not reflect sales charges, such as mutual fund averages compiled by Lipper Analytical Services, Inc. Further information about performance is contained in the Annual Report to Shareholders, which may be obtained without charge.



MANAGEMENT OF THE FUNDS


The Boards of Directors/Trustees supervise the activities and review contracts with companies that provide the Funds with services.
The Funds are series of Calvert Municipal Fund, Inc., an open-end management investment company incorporated in Maryland.


The Funds are not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing or removing Directors/Trustees, changing fundamental policies, or approving an investment advisory contract. As a shareholder, you receive one vote for each share of the Fund you own.



Calvert Group is one of the largest investment management firms in the Washington, DC area.
Calvert Group, Ltd., parent of the Funds' Advisor, shareholder servicing agent, and distributor, is a subsidiary of Acacia Mutual Life Insurance Company of Washington, DC, and is one of the largest investment management firms in the Washington, DC area. Calvert Group, Ltd. and its subsidiaries are located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. As of December 31, 1997, Calvert Group managed and administered assets in excess of $5.0 billion in more than 200,000 shareholder and depositor accounts.



Portfolio Managers
The Funds are managed by Reno J. Martini, Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. ("CAMCO"); and Daniel K. Hayes, Vice President, Investments (CAMCO). Mr. Martini has served as the Manager of the Portfolio Investments Department since 1985, and as portfolio manager for CAMCO since 1982. Mr. Hayes serves as head of Portfolio Research and has been a portfolio manager for CAMCO since 1984.



Calvert Asset Management Company serves as Advisor to the Funds.
CAMCO is each Fund's Advisor, and is entitled to an annual fee, payable monthly, of 0.60% of each Fund's average net assets. The Advisor may in its discretion and on a voluntary basis only, waive or defer its fees or assume each Fund's operating expenses. During 1997, each Fund paid investment advisory fees of 0.60%. The Investment Advisory Agreement provides that the Advisor may later, to the extent permitted by law, recapture any fees it waived, or expenses it assumed under this limitation. The Advisor provides each Fund with investment supervision and management, administrative services and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Directors/Trustees who are affiliated persons of the Advisor. The Advisor may also assume and pay certain advertising and promotional expenses of the Funds and reserves the right to compensate broker/dealers in return for their promotional or administrative services.



Calvert Administrative Services Company provides administrative services for the Funds.
Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides certain administrative services for the Funds, including the preparation of regulatory filings and shareholder reports, the daily determination of each Fund's net asset value per share and dividends, and the maintenance of its portfolio and general accounting records. For providing such services, CASC received an annual fee, payable monthly, of 0.10% of each Fund's average net assets per year.

Calvert Distributors, Inc. serves as underwriter to market shares of the Funds. Calvert Distributors, Inc. ("CDI") is the Funds' principal underwriter and distributor, and is an affiliate of the Advisor. Under the terms of its underwriting agreements for the Funds, CDI markets and distributes each Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.



The transfer agent keeps your account records.
Calvert Shareholder Services, Inc. is the shareholder servicing agent for each Fund. National Financial Data Services, Inc. ("NFDS"), 1004 Baltimore, Kansas City, Missouri 64105, is the transfer and dividend disbursing agent for each Fund.



SHAREHOLDER GUIDE

Opening An Account


You can buy shares in several ways which are described here and in the chart below.
An account application accompanies this prospectus. A completed and signed application is required for each new account you open, regardless of the method you choose for making your initial investment. Additional forms may be required from corporations, associations, and certain fiduciaries. If you have any questions or need extra applications, call your broker, or Calvert Group at 800.368.2748.

Alternative Sales Options
Each Fund offers two classes of shares:

Class A Shares - Front-End Load Option

Class A shares are sold with a front-end sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed.

Class B Shares - Back-End Load Option

Class B shares are sold without a sales charge at the time of purchase, but are subject to a deferred sales charge if they are redeemed within four calendar years after purchase. Class B shares will automatically convert to Class A shares at the end of four calendar years after purchase.

Class B shares have higher expenses.

Each Fund bears some of the costs of selling its shares under Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940. Payments under the Class A Distribution Plan are limited to 0.25% annually of the average daily net asset value of Class A shares, while payments under the Class B Distribution Plan are 1.00% annually of the average daily net asset value of Class B shares.

Considerations for deciding which class of shares to buy.

Income distributions for Class A shares will probably be higher than those for Class B shares, as a result of the distribution expenses described above. (See also "Total Returns.") You should consider Class A shares if you qualify for a reduced sales charge under Class A or if you plan to hold the shares for several years. A Fund will not normally accept any purchase of Class B shares in the amount of $250,000 or more. Brokers or others may receive different levels of compensation depending on which class of shares they sell.



How to buy shares

Method   New Accounts                       Additional Investments


$2,000 minimum                              $250 minimum


Please make your check payable              Please make your check payable
to the Fund and mail it                     to the Fund and mail it
with your application to:                   with your investment slip to:
Calvert Group                               Calvert Group
P.O. Box 419544                             P.O. Box 419739
Kansas City, MO 64179-6544          Kansas City, MO 64141-6739

Calvert Group                               Calvert Group
c/o NFDS, 6th Floor                         c/o NFDS, 6th Floor
1004 Baltimore                              1004 Baltimore
Kansas City, MO 64105-1807          Kansas City, MO 64105-1807

$2,000 minimum                              $250 minimum

Visit the Calvert Office to make investments by check.
See back cover page for the address.

Class A Shares

Class A shares are offered at net asset value ("NAV") plus a front-end sales charge calculated as follows:

Amount of                               As a % of      As a % of     Allowed
Investment                              offering       net amount    to Brokers
                                        price          invested      as a % of
                                                                     offering
                                                                     price
Less than $50,000                       2.75%          2.83%         2.25%
$50,000 but less than $100,000          2.25%          2.30%         1.75%
$100,000 but less than $250,000         1.75%          1.78%         1.25%
$250,000 but less than $500,000         1.25%          1.27%         0.95%
$500,000 but less than $1,000,000       1.00%          1.01%         0.80%
$1,000,000 and over                     0.00%          0.00%         0.00%*

         *CDI may pay the dealer a finder's fee of up to 0.10% of the amount of purchase on purchases over $1 million. CDI reserves the right to recoup any portion of the amount paid to the dealer if the investor redeems some or all of the shares from the Funds within twelve months of the time of purchase.

CDI may pay the dealer a finder's fee of up to 0.10% of he amount of purchase over $1 million.


Sales charges on Fund shares may be reduced or eliminated in certain cases. See Exhibit A to this prospectus.
This sales charge is paid to CDI, who in turn reallows a portion to your broker/dealer for selling the shares. In some cases, CDI may choose to reallow up to 90% or more of the entire sales charge are considered underwriters under the Securities Act of 1933.

In addition to the reallowance fees mentioned above, your broker/dealer or other financial service firm through which your account is held may also be paid periodic service fees at an annual rate of up to 0.15% of the average daily net asset value of Fund Class A shares held in accounts maintained by that firm.

Class A Distribution Plan

Each Fund has adopted a Class A Distribution Plan, which provides for payments, which are limited to an annual rate of 0.15% for each Fund's first five years of operation (and 0.25% thereafter) of the average daily net asset value of Fund Class A shares, to pay expenses associated with the distribution and servicing of those shares. Amounts paid by the Funds to CDI under the Class A Distribution Plan are used to pay to dealers and others, including CDI salespersons who service accounts, service fees, and to pay CDI for its marketing and distribution expenses, including, but not limited to, preparation of advertising and sales literature and the printing and mailing of prospectuses to prospective investors. During the 1997 fiscal period, the Funds paid no Class A Distribution Plan expenses.


Class B Shares

Class B shares are offered at net asset value, without a front-end sales charge. With certain exceptions, a Fund will impose a deferred sales charge at the time of redemption as follows:

                                                   Contingent Deferred Sales
                                                   Charge As A Percentage Of
Redemption During                                  Net Asset Value
                                                   At Redemption


1st Year Since Purchase                              3%
2nd Year Since Purchase                              2%
3rd Year Since Purchase                              2%
4th Year Since Purchase                              1%
5th Year Since Purchase and Thereafter               None

No deferred sales charge is imposed on amounts redeemed after four years from purchase. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by CDI. See "Calculation of Contingent Deferred Sales Charges and Waiver of Sales Charges" below.

Class B shares that have been outstanding for four calendar years will automatically convert to Class A shares, which are subject to a lower Distribution Plan charge, without imposition of a front-end sales charge or exchange fee. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. Because the net asset value per share of the Class A shares may be higher or lower than that of the Class B shares at the time of conversion, although the dollar value will be the same, a shareholder may receive more or less Class A shares than the number of Class B shares converted. Under current law, it is the Advisor's opinion that such a conversion will not constitute a taxable event under federal income tax law. In the event that this ceases to be the case, the Board of Trustees will consider what action, if any, is appropriate and in the best interests of the Class B shareholders.

Class B Distribution Plan

Each Fund has adopted a Distribution Plan with respect to its Class B shares (the "Class B Distribution Plan"), which provides for payments to the underwriter at an annual rate of up to 1.00% of the average daily net asset value of Class B shares, to pay expenses of the distribution of Class B shares. Amounts paid by each Fund under the Class B Distribution Plan are currently used by CDI to pay others (1) a commission at the time of purchase of 2.25% of the value of each share sold; and/or (2) service fees at an annual rate of 0.25% of the average daily net asset value of shares sold by such others, beginning in the 13th month after purchase.

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges

Class B shares that are redeemed will not be subject to a contingent deferred charge to the extent that the value of such shares represents (1) reinvestment of dividends or capital gains distributions, (2) shares held more than four years or (3) capital appreciation of shares redeemed. Any contingent deferred sales charge is imposed on the net asset value of the shares at the time of redemption or purchase, whichever is lower. Upon request for redemption, shares not subject to the contingent deferred sales charge will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed.

The contingent deferred sales charge on Class B Shares will be waived in the following circumstances: (1) redemption upon the death or disability of the shareholder, plan participant, or beneficiary ("disability" shall mean a total disability as evidenced by a determination by the federal Social Security Administration); (2) minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older (with the maximum amount subject to this waiver being based only upon the shareholder's Calvert retirement accounts); (3) return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), or 402)(g)(2), or 401(m)(6) of the
Internal Revenue Code; (4) involuntary redemptions of accounts under procedures set forth by the Fund's Board of Directors; (5) a single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder's account balance (minimum account balance $50,000 to establish).


Arrangements with Broker/Dealers and Others


CDI may also pay additional concessions, including non-cash promotional incentives, such as merchandise or trips, to dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Funds and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Eligible marketing and distribution expenses may be paid pursuant to the Funds' Rule 12b-1 Distribution Plans. All such payments will be in compliance with NASD rules.

When your account will be credited

Your purchase will be processed at the next NAV calculated after your order is received and accepted (less any applicable CDSC). All of your purchases must be made in US dollars and checks must be drawn on US banks. No cash will be accepted. The Funds reserve the right to suspend the offering of shares for a period of time or to reject any specific purchase order. If your check is not paid, your purchase will be canceled and you will be charge d a $10 fee plus costs incurred by the Funds. When you purchase by check or with Calvert Money Controller, the purchase will be on hold for up to 10 business days from the date of receipt. During that period, the proceeds of redemptions against those funds will be held until the transfer agent is reasonable satisfied that the purchase payment has been collected. Drafts written on a Money Market
Portfolio against such funds will be returned for uncollected funds. To avoid this collection period, you can wire federal funds from your bank, which may charge you a feel. As a convenience, check purchases can be received at Calvert's offices for overnight mail delivery to the Transfer Agent and will be credited the next business day, or upon receipt. Any check purchase received without an investment slip may cause delayed crediting.

Certain financial institutions or broker/dealers which have entered into a sales agreement with the Distributor may enter confirmed purchase orders on behalf of customers by phone, with payment to follow within a certain number of days of the order as specified by the program. If payment is not received in the time specified, the financial institution could be held liable for resulting fees or losses.



Other Calvert GROUP Features

Calvert Information Network
For 24 hour performance and account information call 800.368.2745 or visit http://www.calvertgroup.com.

You can obtain up to the minute performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Account Services

By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, a signature guarantee to verify your signature may be obtained from any bank, trust company and savings and loan association, credit union, broker/dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.



Calvert Money Controller


Calvert Money Controller allows you to purchase or sell shares anytime from anywhere with ease, without the time delay of mailing a check or the added expense of wiring funds. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests will be honored. Transaction requests must be received by 4 pm ET. You may request this service on your initial account application. Unless they otherwise qualify for a waiver, Class B shares redeemed by Calvert Money Controller will be subject to the Contingent Deferred Sales Charge.



Telephone Transactions


You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive this service automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions. Please review this statement and verify the accuracy of your transaction immediately.






Exchanges

Calvert Group of Funds offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other funds should your investment goals change with changes in market conditions. The exchange privilege offers flexibility, by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:


Each exchange represents the sale of shares of one portfolio and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

Shareholders (and those managing multiple accounts) who make two purchases and two exchange redemptions of shares of the same Portfolio during a six-months period will be given written notice and may be prohibited from placing additional investments. This policy does not prohibit a shareholder from redeeming shares of any Portfolio, and does not apply to trades solely among money market funds.

Shares may only be exchanged for shares of the same class of another Calvert Group Fund

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days written notice.

Combined General Mailings
Join us in our efforts to conserve paper and save on postage.

If you have multiple accounts with Calvert, you may receive combined mailings of shareholder information, such as account statements, confirmations of transactions, prospectuses and semi-annual and annual reports.



Special Services and Charges


The Funds pay for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a fee for these special services.

If you are purchasing shares of a Fund through a program of services offered by a broker/dealer or financial institution, you should read the program materials in conjunction with this Prospectus. Certain features may be modified in these programs, and administrative charges may be imposed by the broker/dealer or financial institution for the services rendered.


Minimum Account Balance is $1,000 per Fund, per Class

Please maintain a balance in each of your Fund accounts of at least $1,000. If the balance in your account falls below the $1,000 minimum during a month, or the account may be closed and the proceeds mailed to the address of record. You will receive a notice that your account is below the minimum, and will be closed or charged if the balance is not brought up to the required minimum amount within 30 days.



DIVIDENDS, CAPITAL GAINS AND TAXES


Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes; dividend payments are anticipated to be generally higher for Class A shares.


Dividend payment options (available monthly or quarterly)

Dividends and any distributions are automatically reinvested in the same Portfolio at NAV (no sales charge), unless you elect to have the dividends of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Group Fund or Portfolio may be automatically invested in an identically registered account in any other Calvert Group Fund at NAV. If reinvested in the same Fund account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the US Postal Service cannot deliver the check, or if it remains uncashed for an extended period, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.


Buying a Dividend
At the time of purchase, the share price of your Fund may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.


Federal Taxes
In January, your Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.


For Non-Money Market Funds
You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Portfolios will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.


Other Tax Information
In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.


Taxpayer Identification Number
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert Group reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.



How to Sell Shares


You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the next NAV calculated after your redemption request is received (less any applicable CDSC). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Funds, it may take up to seven (7) days. Calvert Money Controller redemptions generally will be credited to your bank account on the second business day after your phone call. Remember, investment made by check or Calvert Money Controller may be subject to a hold before shares can be redeemed. When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed.


Net Asset Value - "NAV"

NAV refers to the worth of one share. NAV is computed by adding the value of all portfolio holdings, plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding. For Portfolios with more than one class of shares, the NAVs of each class will vary daily depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations, except that securities maturing within 60 days are valued at amortized cost. Money Market securities are valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share. If quotations are not available, securities are valued by a method that the particular Fund's Board of Trustees/Directors believes accurately reflects fair value.

The NAV is calculated at the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange (normal 4 pm
ET). Each Fund is open for business each day the New York Stock Exchange is open. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000 of a share).


Follow these suggestions to ensure timely processing of your redemption request

By Telephone

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.


Written Requests
Calvert Group, PO Box 419544, Kansas City, MO 64141-6544


Your letter should include your account number and fund and the number of shares or the dollar amount your are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.


The following requirements may also apply to your account:

Type of Registration       Requirements

Corporations,     Letter of instruction and corporate resolution, signed by
person(s)
Associations      authorized to act on the account, accompanied by signature guarantee(s).

Trusts   Letter of instruction signed by the Trustee(s) (as Trustees), with a signature guarantee. (If the Trustee's name is not registered on your account, provide a copy of the trust document, certified within the last 60 days.)


exhibit a - REDUCED SALES CHARGES (Class A Only)


You may qualify for a reduced sales charge through several purchase plans available. You must notify the Funds at the time of purchase to take advantage of the reduced sales charge.

Right of Accumulation


The sales charge breakpoints are calculated by taking into account not only the dollar amount of a new purchase of shares, but also the higher of cost or current value of shares previously purchased in Calvert Group Funds that impose sales charges. This automatically applies to your account for each new purchase.



Letter of Intent


If you plan to purchase $50,000 or more of Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the SAI.



Group Purchases


If you are a member of a qualified group, you may purchase shares at the reduced sales charge applicable to the group taken as a whole. The sales charge is calculated by taking into account not only the dollar amount of the shares you purchase, but also the higher of cost or current value of shares previously purchased and currently held by other members of your group.

A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Fund shares at a discount, and
(iii) satisfies uniform criteria which enable CDI and brokers offering shares to realize economies of scale in distributing such shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or brokers distributing shares, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to CDI or brokers.

Pension plans may not qualify participants for group purchases; however, such plans may qualify for reduced sales charges under a separate provision (see below). Members of a group are not eligible for a Letter of Intent.


Other Circumstances

There is no sales charge on shares of any fund or portfolio of the Calvert Group of Funds sold to (i) current or retired Directors, Trustees, or Officers of the Calvert Group of Funds, employees of Calvert Group, Ltd. and its affiliates, or their family members; (ii) CSIF Advisory Council Members, directors, officers, and employees of any subadvisor for the Calvert Group of Funds, employees of broker/dealers distributing the Fund's shares and immediate family members of the Council, subadvisor, of broker/dealer; (iii) Purchases made through a Registered Investment Advisor, (iv) Trust departments of banks or savings institutions for trust clients of such bank or institution, (v) Purchases through a broker maintaining an omnibus account with the fund or portfolio, provided the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the I.R.C., and "rabbi trusts."



Dividends and Capital Gain Distributions from other Calvert Group Funds

You may prearrange to have your dividends and capital gain distributions from another Calvert Group Fund automatically invested in another account with no additional sales charge.



Purchases made at NAV


Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another fund at no additional sales charge.


Reinstatement Privilege


If you redeem shares and then within 30 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Funds reserve the right to modify or eliminate this privilege.

3



Calvert Municipal Fund, Inc.
CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND

Statement of Additional Information
April 30, 1998

INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

SHAREHOLDER SERVICE                   TRANSFER AGENT
Calvert Shareholder Services, Inc.    National Financial Data Services, Inc
4550 Montgomery Avenue                1004 Baltimore
Suite 1000N                           6th Floor
Bethesda, Maryland 20814              Kansas City, Missouri 64105

PRINCIPAL UNDERWRITER                 INDEPENDENT ACCOUNTANTS
Calvert Distributors, Inc.            Coopers & Lybrand, L.L.P.
4550 Montgomery Avenue                250 West Pratt Street
Suite 1000N                           Baltimore, Maryland 21201
Bethesda, Maryland 20814



                  TABLE OF CONTENTS


         Investment Objective                                          1
         Investment Policies
         Investment Restrictions                                       6
         Purchases and Redemptions of Shares                           7
         Dividends and Distributions                                   8
         Tax Matters                                                   8
         Valuation of Shares                                           9
         Calculation of Yield and Total Return                         10
         Advertising                                                   11
         Directors and Officers                                        11
         Investment Advisor                                            14
         Administrative Services                                       15
         Method of Distribution                                        15
         Transfer and Shareholder Servicing Agent                      16
         Independent Accountants and Custodians                        16
         Portfolio Transactions                                        16
         General Information                                           16
         Financial Statements                                          17
         Control Persons and Principal Holders of Securities           17
         Appendix                                                      17


STATEMENT OF ADDITIONAL INFORMATION
April 30, 1998



CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND
4550 Montgomery Avenue, Bethesda, Maryland 20814

     New Account    (800) 368-2748        Shareholder      (800) 368-2745
     Information:   (301)951-4820         Services:        (301) 951-4810
     Broker         (800) 368-2746        TDD for the Hearing-
     Services:      (301) 951-4850        Impaired:        (800) 541-1524


         This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Prospectus, dated April 30, 1998, which may be obtained free of charge by sending a request to the above address or calling the telephone numbers listed above.


INVESTMENT OBJECTIVE

         National Municipal is designed to provide individual and institutional investors with the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Series. There is, of course, no assurance that the Series will be successful in meeting its investment objective; there are inherent risks in the ownership of any investment.
         Dividends paid by National Municipal will fluctuate with income earned on investments. In addition, the dividends and distributions paid and the value of each share will vary by class of shares; the value of its shares will fluctuate to reflect changes in the market value of the Series' investments. The Series will attempt, through careful management, to reduce these risks and enhance the opportunities for higher income and greater price stability.

INVESTMENT POLICIES

         National Municipal invests primarily in a nondiversified portfolio of municipal obligations, including some with interest that may be subject to alternative minimum tax. The average dollar-weighted maturity of investments is between 3 and 10 years. Fixed rate investments normally have remaining maturities of 12 years or less; variable rate investments may have longer maturities. A complete explanation of municipal obligations and municipal bond and note ratings appears in the Appendix.
         Under normal market conditions, National Municipal will invest at least 65% of its total assets in municipal obligations with interest that is exempt from federal income tax. To the extent the obligations are issued by your state of residence, you may also be exempt from certain state and local income taxes.

Variable Rate Demand Notes
         The Board of Directors of Calvert Municipal Fund, Inc. (the "Fund"), of which National Municipal is a series, has approved investments in floating and variable rate demand notes upon the following conditions: the Series has right of demand, upon notice not to exceed thirty days, against the issuer to receive payment; the issuer will be able to make payment upon such demand, either from its own resources or through an unqualified commitment from a third party; and the rate of interest payable is calculated to ensure that the market value of such notes will approximate par value on the adjustment dates. The remaining maturity of such demand notes is deemed the period remaining until such time as the Series has the right to dispose of the notes at a price which approximates par and market value. Notes with a right of demand exceeding seven days are considered illiquid and are subject to purchase restrictions.

Municipal Leases
         National Municipal may invest in municipal leases, or structured instruments where the underlying security is a municipal lease. A municipal lease is an obligation of a government or governmental authority, not subject to voter approval, used to finance capital projects or equipment acquisitions and payable through periodic rental payments. National Municipal may purchase unrated leases. The Fund's Advisor, under the supervision of the Board of Trustees/Directors, is responsible for determining the credit quality of such leases on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled. Certain municipal leases may be considered illiquid and subject to National Municipal's limit on illiquid securities. The Board of Trustees/Directors has directed the Advisor to treat a municipal lease as a liquid security if it satisfies the following conditions: (A) such treatment must be consistent with National Municipal's investment restrictions; (B) the Advisor should be able to conclude that the obligation will maintain its liquidity throughout the time it is held by National Municipal, based on the following factors: (1) whether the lease may be terminated by the lessee; (2) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (3) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); (4) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"), and (5) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease;
(C) the Advisor should determine whether the obligation can be disposed of within seven days in the ordinary course of business at approximately the amount at which National Municipal has valued it for purposes of calculating National Municipal's net asset value, taking into account the following factors: (1) the frequency of trades and quotes; (2) the volatility of quotations and trade prices; (3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer); (6) the rating of the security and the financial condition and prospects of the issuer; and (7) other factors relevant to National
Municipal's ability to dispose of the security; and (D) the Advisor should have reasonable expectations that the municipal lease obligation will maintain its liquidity throughout the time the instrument is held by National Municipal.

Temporary Investments
         Short-term money market type investments consist of: obligations of the U.S. Government, its agencies and instrumentalities; certificates of deposit of banks with assets of one billion dollars or more; commercial paper or other corporate notes of investment-grade quality; and any of such items subject to short-term repurchase agreements.

When-Issued Purchases
         Securities purchased on a when-issued basis and the securities held in National Municipal's portfolio are subject to changes in market value based on the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in both changing in value in the same way, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher interest income, National Municipal remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of its assets may vary. No new when-issued commitments will be made if more than 50% of the Series' net assets would become so committed.
         When the time comes to pay for when-issued securities, National Municipal will meet its obligations from then available cash flow, sale of securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Series' payment obligation). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital losses and capital gains which are not exempt from federal income tax.

Transactions in Futures Contracts
         National Municipal may engage in the purchase and sale of futures contracts on an index of municipal bonds or on U.S. Treasury securities, or options on such futures contracts, for hedging and substitution purposes only. National Municipal may sell such futures contracts in anticipation of a decline in the cost of municipal bonds it holds or may purchase such futures contracts in anticipation of an increase in the value of municipal bonds National Municipal intends to acquire. National Municipal also is authorized to purchase and sell other financial futures contracts which in the opinion of the Investment Advisor provide an appropriate hedge for some or all of National Municipal's securities.
         Because of low initial margin deposits made upon the opening of a futures position, futures transactions involve substantial leverage. As a result, relatively small movements in the price of the futures contract can result in substantial unrealized gains or losses. Because National Municipal will engage in the purchase and sale of financial futures contracts solely for hedging and substitution purposes, however, any losses incurred in connection therewith should, if the strategy is successful, be offset in whole or in part by increases in the value of securities held by National Municipal or decreases in the price of securities National Municipal intends to acquire.
         Municipal bond index futures contracts commenced trading in June 1985, and it is possible that trading in such futures contracts will be less liquid than that in other futures contracts. The trading of futures contracts and options thereon is subject to certain market risks, such as trading halts, suspensions, exchange or clearing house equipment failures, government intervention or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions.
         The liquidity of a secondary market in futures contracts may be further adversely affected by "daily price fluctuation limits" established by contract markets, which limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices of existing contracts have in the past moved the daily limit on a number of consecutive trading days. National Municipal will enter into a futures position only if, in the judgment of the Investment Advisor, there appears to be an actively traded secondary market for such futures contracts.
         The successful use of transactions in futures contracts and options thereon depends on the ability of the Investment Advisor to correctly forecast the direction and extent of price movements of these instruments, as well as price movements of the securities held by National Municipal within a given time frame. To the extent these prices remain stable during the period in which a futures or option contract is held by National Municipal, or move in a direction opposite to that anticipated, National Municipal may realize a loss on the hedging transaction which is not fully or partially offset by an increase in the value of National Municipal's securities. As a result, National Municipal's total return for such period may be less than if it had not engaged in the hedging transaction.

Description of Financial Futures Contracts
         Futures Contracts. A futures contract obligates the seller of a contract to deliver and the purchaser of a contract to take delivery of the type of financial instrument called for in the contract or, in some instances, to make a cash settlement, at a specified future time for a specified price. Although the terms of a contract call for actual delivery or acceptance of securities, or for a cash settlement, in most cases the contracts are closed out before the delivery date without the delivery or acceptance taking place. National Municipal intends to close out any futures contracts prior to the delivery date of such contracts.
         National Municipal may sell futures contracts in anticipation of a decline in the value of its investments in municipal bonds. The loss associated with any such decline could be reduced without employing futures as a hedge by selling long-term securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads and will typically reduce National Municipal's average yields as a result of the shortening of maturities.
         The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to National Municipal's futures commission merchant and the relevant contract market, which varies but is generally about 5% or less of the contract amount, must be deposited with the broker. This amount is known as "initial margin," and represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. Subsequent payments to and from the broker, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the futures contract more or less valuable, a process known as "marking to the market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.
         The sale of financial futures contracts provides an alternative means of hedging National Municipal against declines in the value of its investments in municipal bonds. As such values decline, the value of National Municipal's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of National Municipal's fixed income investments which are being hedged. While National Municipal will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the purchase and sale of fixed income securities. In addition, the ability of National Municipal to trade in the standardized contracts available in the futures market may offer a more effective hedging strategy than a program to reduce the average maturing of portfolio securities, due to the unique and varied credit and technical characteristics of the municipal debt instruments available to National Municipal. Employing futures as a hedge may also permit National Municipal to assume a hedging posture without reducing the yield on its investments, beyond any amounts required to engage in futures trading.
         National Municipal may engage in the purchase and sale of futures contracts on an index of municipal securities. These instruments provide for the purchase or sale of a hypothetical portfolio of municipal bonds at a fixed price in a stated delivery month. Unlike most other futures contracts, however, a municipal bond index futures contract does not require actual delivery of securities but results in a cash settlement based upon the difference in value of the index between the time the contract was entered into and the time it is liquidated.
         The municipal bond index underlying the futures contracts traded by the Portfolio is The Bond Buyer Municipal Bond Index, developed by The Bond Buyer and the Chicago Board of Trade ("CBT"), the contract market on which the futures contracts are traded. As currently structured, the index is comprised of 40 tax-exempt term municipal revenue and general obligation bonds. Each bond included in the index must be rated either A- or higher by Standard & Poor's or A or higher by Moody's Investors Service and must have a remaining maturity of 19 years or more. Twice a month new issues satisfying the eligibility requirements are added to, and an equal number of old issues will be deleted from, the index. The value of the index is computed daily according to a formula based upon the price of each bond in the index, as evaluated by four dealer-to-dealers brokers.
         National Municipal may also purchase and sell futures contracts on U.S. Treasury bills, notes and bonds for the same types of hedging and substitution purposes. Such futures contracts provide for delivery of the underlying security at a specified future time for a fixed price, and the value of the futures contract therefore generally fluctuates with movements in interest rates.
         The municipal bond index futures contract, futures contracts on U.S. Treasury securities and options on such futures contracts are traded on the CBT, which, like other contract markets, assures the performance of the parties to each futures contract through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin.
         National Municipal may also purchase financial futures contracts when not fully invested in municipal bonds, in anticipation of an increase in the cost of securities National Municipal intends to purchase. As such securities are purchased, an equivalent amount of futures contracts will be closed out.
In a substantial majority of these transactions, National Municipal will purchase municipal bonds upon termination of the futures contracts. Due to changing market conditions and interest rate forecasts, however, a futures position may be terminated without a corresponding purchase of securities. Nevertheless, all purchases of futures contracts by National Municipal will be subject to certain restrictions, described below.
         Options on Futures Contracts. An option on a futures contract provides the purchaser with the right, but not the obligation, to enter into a long position in the underlying futures contract (that is, purchase the futures contract), in the case of a "call" option, or a short position (sell the futures contract), in the case of a "put" option, for a fixed price up to a stated expiration date. The option is purchased for a non-refundable fee, known as the "premium." Upon exercise of the option, the contract market clearing house assigns each party to the option an opposite position in the underlying futures contract. In the event of exercise, therefore, the parties are subject to all of the risks of futures trading, such as payment of initial and variation margin. In addition, the seller, or "writer," of the option is subject to margin requirements on the option position. Options on futures contracts are traded on the same contract markets as the underlying futures contracts.
         National Municipal may purchase options on futures contracts for the same types of purposes described above in connection with futures contracts. For example, in order to protect against an anticipated decline in the value of securities it holds, National Municipal could purchase put options on futures contracts, instead of selling the underlying futures contracts. Conversely, in order to protect against the adverse effects of anticipated increases in the costs of securities to be acquired, National Municipal could purchase call options on futures contracts, instead of purchasing the underlying futures contracts. National Municipal generally will sell options on futures contracts only to close out an existing position.
         National Municipal will not engage in transactions in such instruments unless and until the Investment Advisor determines that market conditions and the circumstances of National Municipal warrant such trading.
To the extent National Municipal engages in the purchase and sale of futures contracts or options thereon, it will do so only at a level which is reflective of the Investment Advisor's view of the hedging needs of National Municipal, the liquidity of the market for futures contracts and the anticipated correlation between movements in the value of the futures or option contract and the value of securities held by National Municipal.
         Restrictions on the Use of Futures Contracts and Options on Futures Contracts. Under regulations of the Commodity Futures Trading Commission ("CFTC"), the futures trading activities described herein will not result in National Municipal being deemed to be a "commodity pool," as defined under such regulations, provided that certain trading restrictions are adhered to.
In particular, CFTC regulations require that all futures and option positions entered into by National Municipal qualify as bona fide hedge transactions, as defined under CFTC regulations, or, in the case of long positions, that the value of such positions not exceed an amount of segregated funds determined by reference to certain cash and securities positions maintained by National Municipal and accrued profits on such positions. In addition, as a matter of operating policy, National Municipal may not purchase or sell a futures contract or an option thereon if, immediately thereafter, the sum of the amount of initial margin deposits on National Municipal's existing futures positions and premiums on such options would exceed 5% of its net assets.
         When National Municipal purchases a futures contract, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high-grade fixed income securities in a segregated account with National Municipal's custodian, so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the futures contract, thereby ensuring that the use of such futures is unleveraged.
         Risk Factors in Transactions in Futures Contracts. The particular municipal bonds comprising the index underlying the municipal bond index futures contract may vary from the bonds held by National Municipal. In addition, the securities underlying futures contracts on U.S. Treasury securities will not be the same as securities held by National Municipal. As a result, National Municipal's ability effectively to hedge all or a portion of the value of its municipal bonds through the use of futures contracts will depend in part on the degree to which price movements in the index underlying the municipal bond index futures contract, or the U.S. Treasury securities underlying other futures contracts trade, correlate with price movements of the municipal bonds held by National Municipal.
         For example, where prices of securities in National Municipal do not move in the same direction or to the same extent as the values of the securities or index underlying a futures contract, the trading of such futures contracts may not effectively hedge National Municipal's investments and may result in trading losses. The correlation may be affected by disparities in the average maturity, ratings, geographical mix or structure of National Municipal's investments as compared to those comprising the index, and general economic or political factors. In addition, the correlation between movements in the value of the index underlying a futures contract may be subject to change over time, as additions to and deletions from the index alter its structure. In the case of futures contracts on U.S. Treasury securities and options thereon, the anticipated correlation of price movements between the U.S. Treasury securities underlying the futures or options and municipal bonds may be adversely affected by economic, political, legislative or other developments that have a disparate impact on the respective markets for such securities. In the event that the Investment Advisor determines to enter into transactions in financial futures contracts other than the municipal bond index futures contract or futures on U.S. Treasury securities, the risk of imperfect correlation between movements in the prices of such futures contracts and the prices of municipal bonds held by National Municipal may be greater.
         The trading of futures contracts on an index also entails the risk of imperfect correlation between movements in the price of the futures contract and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as margin requirements, liquidity and the participation of speculators in the futures markets. The risk of imperfect correlation, however, generally diminishes as the delivery month specified in the futures contract approaches.
         Prior to exercise or expiration, a position in futures contracts or options thereon may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. National Municipal will enter into a futures or option position only if there appears to be a liquid secondary market therefor, although there can be no assurance that such a liquid secondary market will exist for any particular contract at any specific time. Thus, it may not be possible to close out a position once it has been established. Under such circumstances, National Municipal could be required to make continuing daily cash payments of variation margin in the event of adverse price movements. In such situation, if National Municipal has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, National Municipal may be required to perform under the terms of the futures or option contracts it holds. The inability to close out futures or options positions also could have an adverse impact on National Municipal's ability effectively to hedge its portfolio.
         When National Municipal purchases an option on a futures contract, its risk is limited to the amount of the premium, plus related transaction costs, although this entire amount may be lost. In addition, in order to profit from the purchase of an option on a futures contract, National
Municipal may be required to exercise the option and liquidate the underlying futures contract, subject to the availability of a liquid secondary market.
The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option, although the risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract or expiration date of the option approaches.
         "Trading Limits" or "Position Limits" may also be imposed on the maximum number of contracts which any person may hold at a given time. A contract market may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Investment Advisor does not believe that trading limits will have any adverse impact on the strategies for hedging the National Municipal's investments.
         Further, the trading of futures contracts is subject to the risk of the insolvency of a brokerage firm or clearing corporation, which could make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.
         In addition to the risks of imperfect correlation and lack of a liquid secondary market for such instruments, transactions in futures contracts involve risks related to leveraging and the potential for incorrect forecasts of the direction and extent of interest rate movements within a given time frame.

Credit Quality
         As an operating policy, National Municipal may not invest more than 35% of its net assets in non-investment grade municipal obligations. As has been the industry practice, this determination of credit quality is made at the time the Series acquires the obligation. However, because it is possible that subsequent downgrades could occur, if an obligation held by National Municipal is later downgraded, the Advisor, under the supervision of the Fund's Board of Directors, will consider whether it is in the best interest of the shareholders to hold or to dispose of the obligation. Among the criteria that may be considered by the Advisor and the Board are the probability that the obligations will be able to make scheduled interest and principal payments in the future, the extent to which any devaluation of the obligation has already been reflected in the Series' net asset value, and the total percentage, if any, of obligations currently rated below investment-grade held by National Municipal.
         Noninvestment-grade securities have moderate to poor protection of principal and interest payments and have speculative characteristics. They involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions
         The foregoing investment objective and policies and the following investment restrictions and fundamental policies may not be changed without the consent of the holders of a majority of National Municipal's outstanding shares. Shares have equal rights as to voting. A majority of the shares means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. National Municipal may not:
Purchase common stocks, preferred stocks, warrants, or other equity securities; Issue senior securities, borrow money, or pledge, mortgage, or hypothecate its assets, except as may be necessary to secure borrowings from banks for temporary or emergency (not leveraging) purposes and then in an amount not greater than 10% of the value of the Series' total assets at the time of the borrowing. Investment securities will not be purchased while any borrowings are outstanding;
Make loans other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities. The purchase by a Portfolio of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with its investment objective, policies and restrictions, shall not constitute the making of a loan.
Underwrite the securities of other issuers, except to the extent that the purchase of municipal obligations in accordance with the Series' investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting;
Purchase or sell in real estate, real estate investment trust securities, or oil and gas interests, but this shall not prevent National Municipal from investing in municipal obligations secured by real estate or interests therein; Purchase or sell physical commodities except that it may enter into futures contracts and options thereon;
Purchase or retain securities of an issuer if those directors of the Fund, each of whom owns more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such outstanding securities;
Invest in companies for the purpose of exercising control; or invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets, or in connection with a trustee's/director's deferred compensation plan, as long as there is no duplication of advisory fees;
Invest 25% or more of its assets in any particular industry or industries. Industrial development bonds, where the payment of principal and interest is the responsibility of companies within the same industry, are grouped together as an "industry."

Nonfundamental Investment Restrictions


         The Series has adopted the following operating (i.e., nonfundamental) investment policies and restrictions which may be changed by the Board of Directors without shareholder approval. National Municipal may not:
Purchase illiquid securities if more than 15% of the value of its net assets would be invested in such securities;
Purchase or sell a futures contract or an option thereon if immediately thereafter, the sum of the amount of initial margin deposits on futures and premiums on such options would exceed 5% of the Fund's net assets;
Invest in puts or calls on a security, including straddles, spreads, or any combination, if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, exceeds 5% of the Fund's total assets.
Effect short sales of securities. For purposes of this restriction, transactions in futures contracts and options are not deemed to constitute selling securities short.
Purchase securities on margin, except that it may make margin deposits in connection with futures contacts or options on futures.


PURCHASES AND REDEMPTIONS OF SHARES

         Share certificates will be issued at no charge if requested in writing by the investor. No certificates will be issued for fractional shares (see Prospectus, "How to Sell Your Shares").
         To change redemption instructions already given, shareholders must send a written notice to Calvert Group, c/o NFDS, 6th Floor, 1004 Baltimore, Kansas City, MO 64105, with a voided copy of a check for the bank wiring instructions to be added. If a voided check does not accompany the request, then the request must be signature guaranteed by a commercial bank, savings and loan association, trust company, member firm of any national securities exchange, or certain credit unions. Further documentation may be required from corporations, fiduciaries, and institutional investors.
         The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the SEC, or if the Commission has ordered such a suspension for the protection of shareholders. Redemption proceeds are normally mailed or wired the next business day after a proper redemption request has been received, unless redemptions have been suspended or postponed as described above.


         Certain Class B shares may be subject to a contingent deferred sales charge which is subtracted from the redemption proceeds (see Prospectus, "Calculation of Contingent Deferred Sales Charges and Waiver of Sales Charges").


         Redemption proceeds are normally paid in cash. However, National Municipal has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of National Municipal, whichever is less.

Reduced Sales Charges
         National Municipal imposes reduced sales charges in certain situations in which the Principal Underwriter (which offers the Series' shares continuously and on a "best efforts" basis) and the dealers selling National Municipal shares may expect to realize significant economies of scale with respect to such sales. Generally, sales costs do not increase in proportion to the dollar amount of the shares sold; for example, the per-dollar transaction cost for a sale to an investor of shares worth $5,000 is generally much higher than the per-dollar cost for a sale of shares worth $1,000,000. Thus, the applicable sales charge declines as a percentage of the dollar amount of shares sold as the dollar amount increases.
         When a shareholder agrees to make purchases of shares over a period of time totaling a certain dollar amount pursuant to a Letter of Intent, the Underwriter and selling dealers can expect to realize the economies of scale applicable to that stated goal amount. Thus the Series imposes the sales charge applicable to the goal amount. Similarly, the Underwriter and selling dealers also experience cost savings when dealing with existing National Municipal shareholders, enabling the Series to afford existing shareholders the Right of Accumulation. The Underwriter and selling dealers can also expect to realize economies of scale when making sales to the members of certain qualified groups which agree to facilitate distribution of the Series' shares to their members. See "Exhibit A - Reduced Sales Charges" in the Prospectus.

DIVIDENDS AND DISTRIBUTIONS

         National Municipal declares and pays monthly dividends of its net income to shareholders of record as of the close of business on each designated monthly record date. Dividends and distributions will differ among the classes. Net investment income consists of the interest income earned on investments (adjusted for amortization of original issue discounts or premiums or market premiums), less estimated expenses. Capital gains, if any, are normally paid once a year and will be automatically reinvested at net asset value in additional shares. Dividends and any distributions are automatically reinvested in additional shares of the Fund, unless you elect to have the dividends of $10 or more paid in cash (by check or by Calvert Money Controller). You may also request to have your dividends and distributions from the Series invested in shares of any other Calvert Group Fund, at no additional charge. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.

TAX MATTERS

         In 1997 National Municipal did qualify and in 1998 National Municipal intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code as amended (the "Code"). By so qualifying, it will not be subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986 (the "Act"), to the extent that it distributes its net investment income and realized capital gains.
         National Municipal's dividends of net investment income constitute exempt-interest dividends on which shareholders are not generally subject to federal income tax; however under the Act, dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum taxable income for the purpose of determining liability (if any) for individuals and for corporations. National Municipal's dividends derived from taxable interest and distributions of net short-term capital gains, whether taken in cash or reinvested in additional shares, are taxable to shareholders as ordinary income and do not qualify for the dividends received deduction for corporations. If you held shares for six months or less, losses must be offset by the amount of exempt-interest dividends you received, and, to the extent of capital gain distributions you received, the loss amount not offset (disallowed) must be treated as long-term capital loss.
         A shareholder may also be subject to some state and local taxes on dividends and distributions. National Municipal will notify shareholders annually about the tax status of dividends and distributions paid by the Series and the amount of dividends withheld, if any, during the previous year.
         The Code provides that interest on indebtedness incurred or continued in order to purchase or carry shares of a regulated investment company which distributes exempt-interest dividends during the year is not deductible. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Fund. "Substantial user" is generally defined as including a "nonexempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of private activity bonds.
         Investors should note that the Code may require investors to exclude the initial sales charge, if any, paid on the purchase of National Municipal shares from the tax basis of those shares if the shares are exchanged for shares of another Calvert Group Fund within 90 days of purchase. This requirement applies only to the extent that the payment of the original sales charge on the shares of the Series causes a reduction in the sales charge otherwise payable on the shares of the Calvert Group Fund acquired in the exchange, and investors may treat sales charges excluded from the basis of the original sales as incurred to acquire the new shares.
         National Municipal may be required to withhold 31% of any long-term capital gain dividends and 31% of each redemption transaction occurring in the Series if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on capital gain dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
         In addition, the Series is required to report to the Internal Revenue Service the following information with respect to redemption transactions in National Municipal: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Series' identifying CUSIP number.
         Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency, or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Nonresident aliens also are generally not subject to either requirement but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under section 1441 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.

VALUATION OF SHARES

         National Municipal's assets are valued utilizing the average bid dealer market quotation as furnished by an independent pricing service. Securities and other assets for which market quotations are not readily available are valued based on the current market for similar securities or assets, as determined in good faith by the Fund's Advisor under the supervision of the Board of Directors.
         Valuations, market quotations and market equivalents are provided by Kenny S&P Evaluation Services, a subsidiary of McGraw-Hill. The use of Kenny as a pricing service by the Fund has been approved by the Board of Directors. Valuations provided by Kenny are determined without exclusive reliance on quoted prices and take into consideration appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
         National Municipal determines the net asset value for its shares every business day at the close of the regular session of the New York Stock Exchange (generally, 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. The Series does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Net Asset Value and Offering Price Per Share
         Net asset value per share
         ($48,933,364/4,535,479 shares)     $10.79
         Maximum sales charge
         (2.75% of offering price)            0.31
         Offering price per share           $11.10




CALCULATION OF YIELD AND TOTAL RETURN

         National Municipal may advertise its "total return." Total return is historical in nature and is not intended to indicate future performance. Total return will be quoted for the most recent one-year period, five-year period, and period from inception of National Municipal's offering of shares. Return quotations for periods in excess of one year represent the average annual total return for the period included in the particular quotation. Total return is a computation of National Municipal's dividend yield, plus or minus realized or unrealized capital appreciation or depreciation, less fees and expenses. Total return quotations reflect the deduction of National Municipal's maximum sales charge ("return with maximum load"), except quotations of "return without maximum load" which do not deduct the sales charge. Note: "Total Return" as quoted in the Financial Highlights section of the Series' Prospectus and Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum load" as referred to herein. Return without maximum load should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Total return is computed according to the following formula:

P(1 + T)n = ERV


where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of such periods (or portions thereof, if applicable). Returns for the one and five year periods and period from inception (September 30, 1992) through December 31, 1997 are as follows:


                  National Municipal        National Municipal
                  With Max. Load            W/O Max. Load


One Year                   4.15%            7.11%
Five Year                  5.89%            6.48%
From Inception             5.87%            6.43%


         National Municipal may also advertise its "yield" and "taxable equivalent yield." As with total return, both yield figures are historical and are not intended to indicate future performance. "Yield" quotations for National Municipal refer to the aggregate imputed yield-to-maturity of each of the Series' investments based on the market value as of the last day of a given thirty-day or one-month period less accrued expenses (net of reimbursement), divided by the average daily number of outstanding shares entitled to receive dividends times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semi-annual, basis. Yield is computed according to the following formula:

Yield = 2[(a-b/cd)+1)6 - 1]


where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.
         The taxable equivalent yield is the yield an investor would be required to obtain from taxable investments to equal National Municipal's yield, all or a portion of which may be exempt from federal income taxes. The taxable equivalent yield is computed by taking the portion of the yield exempt from federal income taxes and multiplying the exempt yield by a factor based on a stated income tax rate, then adding the portion of the yield that is not exempt from federal income taxes. The factor which is used to calculate the tax equivalent yield is the reciprocal of the difference between 1 and the applicable income tax rate, which will be stated in the advertisement.
         For the thirty-day period ended December 31, 1997, National Municipal's yield was 4.00% and its federal tax equivalent yield was 6.25% for an investor in the 36% federal income tax bracket, and 6.62% for an investor in the 39.6% federal income tax bracket.


ADVERTISING



         The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Series is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Series, whether held or not.
         The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Series may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.



Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, November 30, 1997). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.


DIRECTORS AND OFFICERS


         RICHARD L. BAIRD, JR., Trustee. Mr. Baird is Executive Vice President for the Family Health Council, Inc. in Pittsburgh, Pennsylvania, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services. Mr. Baird is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert Variable Series, Inc., Calvert New World Fund and Calvert World Values Fund. DOB: 05/09/48. Address: 211 Overlook Drive, Pittsburgh, Pennsylvania 15216.
         FRANK H. BLATZ, JR., Esq., Trustee. Mr. Blatz is a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz. He was formerly a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A. He is also a director of Calvert Variable Series, Inc. DOB: 10/29/35. Address: 308 East Broad Street, Westfield, New Jersey 07091.
         FREDERICK T. BORTS, M.D., Trustee. Dr. Borts is a radiologist with Kaiser Permanente. Prior to that, he was a radiologist at Bethlehem Medical Imaging in Allentown, Pennsylvania. DOB: 07/23/49. Address: 16 Iliahi Street, Honolulu, Hawaii, 96817.
*CHARLES E. DIEHL, Trustee. Mr. Diehl is Vice President and Treasurer Emeritus of the George Washington University, and has retired from University Support Services, Inc. of Herndon, Virginia. He is also a Director of Acacia Mutual Life Insurance Company. DOB: 10/13/22. Address: 1658 Quail Hollow Court, McLean, Virginia 22101.
         DOUGLAS E. FELDMAN, M.D., Trustee. Dr. Feldman practices head and neck reconstructive surgery in the Washington, D.C., metropolitan area. DOD:
05/23/48. Address: 7536 Pepperell Drive, Bethesda, Maryland 20817.
         PETER W. GAVIAN, CFA, Trustee. Mr. Gavian is President of Corporate Finance of Washington, Inc. Formerly, he was a principal of Gavian De Vaux Associates, an investment banking firm. DOB: 12/08/32. Address: 3005 Franklin Road North, Arlington, Virginia 22201.
         JOHN G. GUFFEY, JR., Trustee. Mr. Guffey is chairman of the Calvert Social Investment Foundation, organizing director of the Community Capital
Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a director of the Community Bankers Mutual Fund of Denver, Colorado, a director of Ariel Funds, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the Calvert Group of Funds, except for Calvert Variable Series, Inc. and Calvert New World Fund. DOB: 05/15/48. Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815. *BARBARA J. KRUMSIEK, President and Trustee. Ms. Krumsiek serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. and as an officer and director of each of its affiliated companies. She is a director of Calvert-Sloan Advisers, L.L.C., and a trustee/director of each of the investment companies in the Calvert Group of Funds. Prior to joining Calvert Group, Ms. Krumsiek served as Senior Vice President of Alliance Capital LP's Mutual Fund Division. DOB: 08/09/52.
         M. CHARITO KRUVANT, Trustee. Ms. Kruvant is President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development. She is also a director of Acacia Federal Savings Bank.
DOB: 12/08/45. Address: 5301 Wisconsin Avenue, N.W., Washington, D.C. 20015.
         ARTHUR J. PUGH, Trustee. Mr. Pugh is a Director of Calvert Variable Series, Inc., and serves as a director of Acacia Federal Savings Bank. DOB:
09/24/37. Address: 4823 Prestwick Drive, Fairfax, Virginia 22030.
         *DAVID R. ROCHAT, Senior Vice President and Trustee. Mr. Rochat is Executive Vice President of Calvert Asset Management Company, Inc., Director and Secretary of Grady, Berwald and Co., Inc., and Director and President of Chelsea Securities, Inc. DOB: 10/07/37. Address: Box 93, Chelsea, Vermont 05038.
         *D. WAYNE SILBY, Esq., Trustee. Mr. Silby is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert Variable Series, Inc. and Calvert New World Fund. Mr. Silby is Executive Chairman of GroupServe, an internet company focused on community building collaborative tools, and an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert Social Venture Partners ("CSVP"). CSVP is a venture capital firm investing in socially responsible small companies. He is also a Director of Acacia Mutual Life Insurance Company. DOB: 07/20/48. Address: 1715 18th Street, N.W., Washington, D.C. 20009.
         RENO J. MARTINI, Senior Vice President. Mr. Martini is a director and Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund, Inc. DOB: 1/13/50.
         RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc.
DOB: 07/24/47.
         WILLIAM M. TARTIKOFF, Esq., Vice President and Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is also Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life
Insurance Company. DOB: 08/12/47.
         DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. DOB: 09/09/50.
         SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group, Ltd. and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 01/29/59.
         KATHERINE STONER, Esq., Assistant Secretary. Ms. Stoner is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 10/21/56.
         LISA CROSSLEY NEWTON, Esq., Assistant Secretary and Compliance Officer. Ms. Newton is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 12/31/61.
         IVY WAFFORD DUKE, Esq., Assistant Secretary. Ms. Duke is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. Prior to working at Calvert Group, Ms. Duke was an Associate in the Investment Management Group of the Business and Finance Department at Drinker Biddle & Reath. DOB: 09/07/68.

The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Trustees and officers of the Fund as a group own less than 1% of the Fund's outstanding shares. Trustees marked with an *, above, are "interested persons" of the Fund, under the Investment Company Act of 1940.
         Each of the above directors and officers is a trustee or officer of other investment companies in the Calvert Group of Funds except Calvert Social Investment Fund, and Calvert World Values Fund, Inc., of which only Messrs. Baird, Guffey, and Silby and Ms. Krumsiek are among the trustees/directors; Calvert Variable Series, Inc., of which only Messrs. Blatz, Diehl, and Pugh and Ms. Krumsiek are among the directors, and Calvert New World Fund, Inc., of which only and Ms. Krumsiek and Mr. Martini are among the directors.
         The Audit Committee of the Board of Directors is composed of Messrs. Baird, Blatz, Feldman, Guffey and Pugh. The Board's Investment Policy Committee is composed of Messrs. Borts, Diehl, Gavian, Rochat, and Silby.
         Directors and officers of the Fund as a group own less than 1% of Calvert National Municipal Intermediate Fund's outstanding shares.
         During fiscal 1997, directors of the Fund not affiliated with the Fund's Advisor were paid $6,389. Directors of the Fund not affiliated with the Advisor currently receive an annual fee of $20,500 for service as a member of the Board of Trustees/Directors of the Calvert Group of Funds plus a fee of $750 to $1,500 for each Board and Committee meeting attended; such fees are allocated among the Funds on the basis of their net assets.
         Directors of the Series not affiliated with the Series' Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert of Funds through the Directors/Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share, and will ensure that there is no duplication of advisory fees.


Director Compensation Table

Fiscal Year 1997           Aggregate        Pension or        Total
(unaudited numbers)        Compensation     Retirement        Compensation
                           from             Benefits          from
                           Registrant       Accrued as        Registrant
                           for service      part of           and Fund
                           as Director      Registrant        Complex paid
                                            Expenses*         to Director**

Name of Director


Richard L. Baird, Jr.      $1,174           $0                $34,450
Frank H. Blatz, Jr.        $1,552           $1,552            $46,000
Frederick T. Borts         $1,171           $0                $32,500
Charles E. Diehl           $1,494           $1,494            $44,500
Douglas E. Feldman         $1,122           $0                $32,500
Peter W. Gavian            $1,361           $637              $38,500
John G. Guffey, Jr.        $1,524           $0                $61,615
M. Charito Kruvant         $1,256           $0                $36,250
Arthur J. Pugh             $1,573           $53               $48,250
D. Wayne Silby             $1,203           $0                $62,830

*Messrs. Blatz, Diehl, Gavian and Pugh have chosen to defer a portion of their compensation. As of December 31, 1997, total deferred compensation, including dividends and capital appreciation, was $555,901.79, $545,259.10, $137,436.70 and $187,735.55, for each director, respectively.
**As of December 31, 1997. The Fund Complex consists of nine (9) registered investment companies.


INVESTMENT ADVISOR


         The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. ("Acacia Mutual").
         The Advisory Contract between the Fund and the Advisor will remain in effect indefinitely, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Fund, or by the directors of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the directors of the Fund who are not parties to the Contract or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Contract may be terminated without penalty by either party on 60 days' prior written notice; it automatically terminates in the event of its assignment.
         Under the Contract, the Advisor manages the investment and reinvestment of the Fund's assets, subject to the direction and control of the Fund's Board of Directors. For its services, the Advisor receives an annual fee of 0.60% of the first $500 million of the Series' average daily net assets, 0.50% of the next $500 million of such assets, and 0.40% of all assets over $1 billion.
         The advisory fee is payable monthly. The Advisor reserves the right
(i) to waive all or a part of its fee and (ii) to compensate, at its expense, broker-dealers in consideration of their promotional and administrative services. The Advisor may recapture in later years, to the extent permitted by law, fees it waived or deferred and expenses it paid in prior years. Specifically, the Advisor may recapture fees waived or deferred and expenses reimbursed for the prior two-year period, but in no event may it recapture fees or expenses for any period later than the two-year period ending December 31, 1996. Recapture is permitted only to the extent it does not result in the Series' aggregate expenses exceeding an annual expense limit of 2.00% of its average daily net assets. The advisory fee incurred in any given year will be paid in full before any recapture fees are paid for a prior year. Recaptured fees will apply to the most recent suspension/reimbursement period. During fiscal years 1995, 1996 and 1997, the Fund paid advisory fees of $270,912, $275,574 and $285,023, respectively.
         The Advisor provides the Fund with investment advice and research, pays the salaries and fees of all directors and executive officers of the Fund who are principals of the Advisor, and pays certain Fund advertising and promotional expenses. The Fund pays all other administrative and operating expenses, including: custodial fees; shareholder servicing, dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; insurance premiums; trade association dues; interest, taxes and other business fees; legal and audit fees; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.
         The Advisor has agreed to reimburse National Municipal for all expenses, excluding brokerage, taxes, interest, and extraordinary items exceeding, on a pro rata basis, the most restrictive expense limitation in those states which the Series' shares are qualified for sale (currently, 2.5% of the Series' first $30 million of average net assets, decreasing to 1.5% for assets over $100 million).


ADMINISTRATIVE SERVICES


         Calvert Administrative Services Company, a wholly-owned subsidiary of Calvert Group, Ltd., has been retained by the Fund to provide certain administrative services necessary to the conduct of the Series' affairs. Such services include the preparation of corporate and regulatory reports and filings, portfolio accounting, and the daily determination of net investment income and net asset value per share. Calvert Administrative Services Company is entitled to receive an annual fee of 0.10% of the Series' average net assets for providing such services. The fees paid by the Series to Calvert Administrative Services Company, Inc. for fiscal years 1995, 1996, and 1997 were $45,152, $45,929 and $47,504, respectively.


METHOD OF DISTRIBUTION


         The Series has entered into an agreement with Calvert Distributors, Inc. ("CDI"), whereby CDI, acting as principal underwriter for the Series, makes a continuous offering of the Series' securities on a "best efforts" basis. Prior to April 1, 1995, the principal underwriter was Calvert Securities Corporation ("CSC"). Under the terms of the agreement, CDI bears all its expenses of providing services pursuant to the agreement, including payment of any commissions and service fees. CDI receives all sales charges imposed on the Series' shares and compensates broker-dealer firms for sales of such shares (see "Alternative Sales Options" in the Prospectus). CDI is entitled to receive a distribution fee pursuant to the Distribution Plans (see below). During fiscal 1995, 1996 and 1997, CDI received sales charges in excess of the dealer reallowance of $5,917, $13,952 and $11,597, respectively. For Class B shares, CDI receives any CDSC paid.
         Pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"), the Series has adopted a Class A and B Distribution Plan (the "Plan") which permit it to pay certain expenses associated with the distribution of its shares. Such expenses may not exceed, on an annual basis, 0.25% and 1.00% of the Series average Class A and B daily net assets, respectively. No Distribution Plan expenses were paid in fiscal 1995, 1996 and 1997.
         The Plan was approved by the Board of Directors/Trustees, including the Directors/Trustees who are not "interested persons" of the Funds (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. The selection and nomination of the Directors/Trustees who are not interested persons of the Fund is committed to the discretion of such disinterested Directors/Trustees. In establishing the Plan, the Directors/Trustees considered various factors including the amount of the distribution fee. The Directors/Trustees determined that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.
         The Plan may be terminated by vote of a majority of the non-interested Directors/Trustees who have no direct or indirect financial interest in the Plan, or by vote of a majority of the outstanding shares of the Series. Any change in the Plan that would materially increase the distribution cost to the Series requires approval of the shareholders; otherwise, the Plan may be amended by the Directors/Trustees, including a majority of the non-interested Directors/Trustees as described above.
         The Plan will continue in effect successive one-year terms, provided that such continuance is specifically approved by (i) the vote of a majority of the Directors/Trustees who are not parties to the Plan or interested persons of any such party and who have no direct or indirect financial interest in the Plan, and (ii) the vote of a majority of the entire Board of Directors/Trustees.
         Apart from the Plan, the Advisor, at its expense, may incur costs and pay expenses associated with the distribution of shares of the Fund.

         Certain broker/dealers, and/or other persons may receive compensation from the investment advisor, underwriter, or their affiliates for the sale and distribution of the securities or for services to the Fund. Such compensation may include additional compensation based on assets held through that firm beyond the regularly scheduled rates, and finders' fee payments to firms whose representatives are responsible for soliciting a new account where the accountholder does not choose to purchase through that firm.


TRANSFER AND SHAREHOLDER SERVICING AGENT


National Financial Data Services, Inc. ("NFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.
         Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert Group, Ltd., and Acacia Mutual, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts. Calvert Shareholder Services, Inc. was the sole transfer agent prior to January 1, 1998.
         For these services, NFDS and Calvert Shareholder Services, Inc. receive a total fee of $14.00 per shareholder account and $1.60 per shareholder transaction.


INDEPENDENT ACCOUNTANTS AND CUSTODIANS

         Coopers and Lybrand L.L.P. has been selected by the Board of Directors to serve as independent accountants of the Fund for fiscal year 1998. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Series' investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 acts as custodian of certain of the Series' cash assets. Neither custodian has any part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold by the Series.

PORTFOLIO TRANSACTIONS


         Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and the choice of brokers and dealers are made by the Advisor under the direction and supervision of the Board of Directors.
         Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. The Advisor reserves the right to place orders for the purchase or sale of portfolio securities with broker-dealers who have sold shares of National Municipal or who provide it with statistical, research, or other information and services. Although any statistical research or other information and services provided by broker-dealers may be useful to the Advisor, the dollar value of such information and services is generally indeterminable, and its availability or receipt does not serve to materially reduce the Advisor's normal research activities or expenses.
         The Advisor may also execute portfolio transactions with or through broker-dealers who have sold shares of National Municipal. However, such sales will not be a qualifying or disqualifying factor in a broker-dealer's selection nor will the selection of any broker-dealer be based on the volume of shares sold. The Advisor or its affiliate may compensate, at its expense, broker-dealers in consideration of their promotional and administrative services.
         The portfolio turnover was 23% and 29% for the 1996 and 1997 fiscal years, respectively.


GENERAL INFORMATION


         The Fund was organized as a corporation under the General Corporation Law of the State of Maryland on February 4, 1992. The Fund's other series are:
Calvert California Municipal Intermediate Fund, Calvert Maryland Municipal Intermediate Fund and Calvert Virginia Municipal Intermediate Fund. Prior to March 1, 1994, Calvert National Municipal Intermediate Fund was known as Calvert Intermediate Municipal Fund.
         National Municipal will send its shareholders unaudited semi-annual and audited annual reports that will include the Series' net asset value per share, portfolio securities, income and expenses, and other financial information.

         The Fund offers two separate classes of shares: Class A and Class B. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.


         Each share of the Series represents an equal proportionate interest in that Series with each other share and is entitled to such dividends and distributions out of the income belonging to the Series as declared by the Board. Upon any liquidation of the Series, shareholders are entitled to share pro rata in the net assets available for distribution.
         This Statement of Additional Information does not contain all the information in the Fund's registration statement. The registration statement is on file with the Securities and Exchange Commission and is available to the public.

FINANCIAL STATEMENTS

         The audited financial statements in the Series' Annual Report to Shareholders, dated December 31, 1997, are expressly incorporated by reference and made a part of this Statement of Additional Information. A copy of the Annual Report may be obtained free of charge by writing or calling the Series.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


         As of March 31, 1998, the following shareholder(s) owned of record 5% of the Class A shares of the Fund:



Name and Address                                     % of Ownership


The Lawrence B. Taishoff Flint Trust
Robert P. Taishoff, Trustee
1321 Washington Drive
Annapolis, MD 21403-4730                             6.77%



APPENDIX

Municipal Obligations
         Municipal obligations are debt obligations issued by states, cities, municipalities, and their agencies to obtain funds for various public purposes. Such purposes include the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses, and the lending of funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax in the opinion of bond counsel to the issuer. Although the interest paid on the proceeds from private activity bonds used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities may be exempt from federal income tax, current federal tax law places substantial limitations on the size of such issues.
         Municipal obligations are generally classified as either "general obligation" or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. There are, of course, variations in the security of municipal obligations, both within a particular classification and among classifications.
         Municipal obligations are generally traded on the basis of a quoted yield to maturity, and the price of the security is adjusted so that relative to the stated rate of interest it will return the quoted rate to the purchaser.
         Short-term and limited-term municipal obligations include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes, and Discount Notes. The maturities of these instruments at the time of issue generally will range between three months and one year. Pre-Refunded Bonds with longer nominal maturities that are due to be retired with the proceeds of an escrowed subsequent issue at a date within one year and three years of the time of acquisition are also considered short-term and limited-term municipal obligations.
Municipal Bond and Note Ratings
Description of Moody's Investors Service, Inc.'s ratings of state and municipal notes:
         Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk.
         MIG 1: Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
         MIG2: Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.
         MIG3: Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.
         MIG4: Notes bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

Description of Moody's Investors Service Inc.'s/Standard & Poor's municipal bond ratings:
         Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
         Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
         A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
         Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
         Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. There may be some large uncertainties and major risk exposure to adverse conditions. The higher the degree of speculation, the lower the rating.
         C/C: This rating is only for no-interest income bonds.
         D: Debt in default; payment of interest and/or principal is in arrears.

LETTER OF INTENT


Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

         By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

         I intend to invest in the shares of:                 (Fund or
Portfolio name) during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

         __ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000


         Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. "Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be, here indicated. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.


         I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

         From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

         If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.


         Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.


         I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

         The commission allowed by Calvert Distributors, Inc. to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

         The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

         In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.


Dealer                     Name of Investor(s)


By
                           Authorized SignerAddress


Date                       Signature of Investor(s)


Date                       Signature of Investor(s)

STATEMENT OF ADDITIONAL INFORMATION-- April 30, 1998

CALVERT CALIFORNIA MUNICIPAL
INTERMEDIATE FUND
4550 Montgomery Avenue, Bethesda, Maryland 20814

     New Account        (800) 368-2748      Shareholder    (800) 368-2745
     Information:       (301) 951-4820      Services:      (301) 951-4810
     Broker             (800) 368-2746      TDD for the Hearing-
     Services:          (301) 951-4850      Impaired:      (800) 541-1524


         This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus, dated April 30, 1998, which may be obtained free of charge by writing the Fund at the above address or calling the Fund at the telephone numbers listed above.


INVESTMENT OBJECTIVE


         Calvert California Municipal Intermediate Fund (the "Fund") is designed to provide individual and institutional investors with the highest level of interest income exempt from federal and California income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Fund. There is, of course, no assurance that the Fund will be successful in meeting its investment objective; there are inherent risks in the ownership of any investment.
         Dividends paid by the Fund will fluctuate with income earned on investments. In addition, the value of its shares will fluctuate to reflect changes in the market value of the Fund's investments. the Fund will attempt, through careful management, to reduce these risks and enhance the opportunities for higher income and greater price stability.


INVESTMENT POLICIES


         The Fund invests primarily in a nondiversified portfolio of municipal obligations, including some with interest that may be subject to alternative minimum tax. Fixed rate investments normally have remaining maturities of 12 years or less; variable rate investments may have longer maturities. A complete explanation of municipal obligations and municipal bond and note ratings appears in the Appendix.
         Under normal market conditions, the Fund will invest at least 65% of its total assets in municipal obligations with interest that is exempt from federal and California income tax, including those issued by or on behalf of the State of California and its political subdivisions ("California Municipal Obligations"). the Fund will also attempt to invest its remaining assets in these obligations, but may invest it in municipal obligations of other states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions. Dividends you receive from the Fund that are derived from interest on tax-exempt obligations of other governmental issuers will be exempt from federal income tax, but will be subject to California state income taxes.



Variable Rate Demand Notes
         The Board of Directors of Calvert Municipal Fund, Inc. (the "Fund"), of which the Fund is a series, has approved investments in floating and variable rate demand notes upon the following conditions: the Fund has right of demand, upon notice not to exceed thirty days, against the issuer to receive payment; the issuer will be able to make payment upon such demand, either from its own resources or through an unqualified commitment from a third party; and the rate of interest payable is calculated to ensure that the market value of such notes will approximate par value on the adjustment dates. The remaining maturity of such demand notes is deemed the period remaining until such time as the Fund has the right to dispose of the notes at a price which approximates par and market value. Notes with a right of demand exceeding seven days are considered illiquid and are subject to purchase restrictions.


Municipal Leases
         The Fund may invest in municipal leases, or structured instruments where the underlying security is a municipal lease. A municipal lease is an obligation of a government or governmental authority, not subject to voter approval, used to finance capital projects or equipment acquisitions and payable through periodic rental payments. The Fund may purchase unrated leases. The Fund's Advisor, under the supervision of the Board of Trustees/Directors, is responsible for determining the credit quality of such leases on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled. Certain municipal leases may be considered illiquid and subject to the Fund's limit on illiquid securities. The Board of Trustees/Directors has directed the Advisor to treat a municipal lease as a liquid security if it satisfies the following conditions: (A) such treatment must be consistent with the Fund's investment restrictions; (B) the Advisor should be able to conclude that the obligation will maintain its liquidity throughout the time it is held by the Fund, based on the following factors:
(1) whether the lease may be terminated by the lessee; (2) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (3) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); (4) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"), and (5) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease; (C) the Advisor should determine whether the obligation can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued it for purposes of calculating the Fund's net asset value, taking into account the following factors: (1) the frequency of trades and quotes; (2) the volatility of quotations and trade prices; (3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer); (6) the rating of the security and the financial condition and prospects of the issuer; and (7) other factors relevant to the Fund's ability to dispose of the security; and (D) the Advisor should have reasonable expectations that the municipal lease obligation will maintain its liquidity throughout the time the instrument is held by the Fund.


Temporary Investments
         Short-term money market type investments consist of: obligations of the U.S. Government, its agencies and instrumentalities; certificates of deposit of banks with assets of one billion dollars or more; commercial paper or other corporate notes of investment grade quality; and any of such items subject to short-term repurchase agreements.


When-Issued Purchases
         Securities purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in market value based on the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in both changing in value in the same way, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher interest income, the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of its assets may vary. No new when-issued commitments will be made if more than 50% of the Fund's net assets would become so committed.
         When the time comes to pay for when-issued securities, the Fund will meet its obligations from then available cash flow, sale of securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital losses and capital gains which are not exempt from federal income tax.


Transactions in Futures Contracts
         The Fund may engage in the purchase and sale of futures contracts on an index of municipal bonds or on U.S. Treasury securities, or options on such futures contracts, for hedging and substitution purposes only. The Fund may sell such futures contracts in anticipation of a decline in the cost of municipal bonds it holds or may purchase such futures contracts in anticipation of an increase in the value of municipal bonds the Fund intends to acquire. The Fund also is authorized to purchase and sell other financial futures contracts which in the opinion of the Investment Advisor provide an appropriate hedge for some or all of the Fund's securities.
         Because of low initial margin deposits made upon the opening of a futures position, futures transactions involve substantial leverage. As a result, relatively small movements in the price of the futures contract can result in substantial unrealized gains or losses. Because the Fund will engage in the purchase and sale of financial futures contracts solely for hedging and substitution purposes, however, any losses incurred in connection therewith should, if the strategy is successful, be offset in whole or in part by increases in the value of securities held by the Fund or decreases in the price of securities the Fund intends to acquire.
         Municipal bond index futures contracts commenced trading in June 1985, and it is possible that trading in such futures contracts will be less liquid than that in other futures contracts. The trading of futures contracts and options thereon is subject to certain market risks, such as trading halts, suspensions, exchange or clearing house equipment failures, government intervention or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions.
         The liquidity of a secondary market in futures contracts may be further adversely affected by "daily price fluctuation limits" established by contract markets, which limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices of existing contracts have in the past moved the daily limit on a number of consecutive trading days. The Fund will enter into a futures position only if, in the judgment of the Investment Advisor, there appears to be an actively traded secondary market for such futures contracts.
         The successful use of transactions in futures contracts and options thereon depends on the ability of the Investment Advisor to correctly forecast the direction and extent of price movements of these instruments, as well as price movements of the securities held by the Fund within a given time frame. To the extent these prices remain stable during the period in which a futures or option contract is held by the Fund, or move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction which is not fully or partially offset by an increase in the value of the Fund's securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.


Description of Financial Futures Contracts
         Futures Contracts. A futures contract obligates the seller of a contract to deliver and the purchaser of a contract to take delivery of the type of financial instrument called for in the contract or, in some instances, to make a cash settlement, at a specified future time for a specified price. Although the terms of a contract call for actual delivery or acceptance of securities, or for a cash settlement, in most cases the contracts are closed out before the delivery date without the delivery or acceptance taking place. The Fund intends to close out any futures contracts prior to the delivery date of such contracts.
         The Fund may sell futures contracts in anticipation of a decline in the value of its investments in municipal bonds. The loss associated with any such decline could be reduced without employing futures as a hedge by selling long-term securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads and will typically reduce the Fund's average yields as a result of the shortening of maturities.
         The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the Fund's futures commission merchant and the relevant contract market, which varies but is generally about 5% or less of the contract amount, must be deposited with the broker. This amount is known as "initial margin," and represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. Subsequent payments to and from the broker, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the futures contract more or less valuable, a process known as "marking to the market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.
         The sale of financial futures contracts provides an alternative means of hedging the Fund against declines in the value of its investments in municipal bonds. As such values decline, the value of the Fund's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the Fund's fixed income investments which are being hedged. While the Fund will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the purchase and sale of fixed income securities. In addition, the ability of the Fund to trade in the standardized contracts available in the futures market may offer a more effective hedging strategy than a program to reduce the average maturing of portfolio securities, due to the unique and varied credit and technical characteristics of the municipal debt instruments available to the Fund. Employing futures as a hedge may also permit the Fund to assume a hedging posture without reducing the yield on its investments, beyond any amounts required to engage in futures trading.
         The Fund may engage in the purchase and sale of futures contracts on an index of municipal securities. These instruments provide for the purchase or sale of a hypothetical portfolio of municipal bonds at a fixed price in a stated delivery month. Unlike most other futures contracts, however, a municipal bond index futures contract does not require actual delivery of securities but results in a cash settlement based upon the difference in value of the index between the time the contract was entered into and the time it is liquidated.
         The municipal bond index underlying the futures contracts traded by the Portfolio is The Bond Buyer Municipal Bond Index, developed by The Bond Buyer and the Chicago Board of Trade ("CBT"), the contract market on which the futures contracts are traded. As currently structured, the index is comprised of 40 tax-exempt term municipal revenue and general obligation bonds. Each bond included in the index must be rated either A- or higher by Standard & Poor's or A or higher by Moody's Investors Service and must have a remaining maturity of 19 years or more. Twice a month new issues satisfying the eligibility requirements are added to, and an equal number of old issues will be deleted from, the index. The value of the index is computed daily according to a formula based upon the price of each bond in the index, as evaluated by four dealer-to-dealers brokers.
         The Fund may also purchase and sell futures contracts on U.S.
Treasury bills, notes and bonds for the same types of hedging and substitution purposes. Such futures contracts provide for delivery of the underlying security at a specified future time for a fixed price, and the value of the futures contract therefore generally fluctuates with movements in interest rates.
         The municipal bond index futures contract, futures contracts on U.S. Treasury securities and options on such futures contracts are traded on the CBT, which, like other contract markets, assures the performance of the parties to each futures contract through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin.
         The Fund may also purchase financial futures contracts when not fully invested in municipal bonds, in anticipation of an increase in the cost of securities the Fund intends to purchase. As such securities are purchased, an equivalent amount of futures contracts will be closed out. In a substantial majority of these transactions, the Fund will purchase municipal bonds upon termination of the futures contracts. Due to changing market conditions and interest rate forecasts, however, a futures position may be terminated without a corresponding purchase of securities. Nevertheless, all purchases of futures contracts by the Fund will be subject to certain restrictions, described below.
         Options on Futures Contracts. An option on a futures contract provides the purchaser with the right, but not the obligation, to enter into a long position in the underlying futures contract (that is, purchase the futures contract), in the case of a "call" option, or a short position (sell the futures contract), in the case of a "put" option, for a fixed price up to a stated expiration date. The option is purchased for a non-refundable fee, known as the "premium." Upon exercise of the option, the contract market clearing house assigns each party to the option an opposite position in the underlying futures contract. In the event of exercise, therefore, the parties are subject to all of the risks of futures trading, such as payment of initial and variation margin. In addition, the seller, or "writer," of the option is subject to margin requirements on the option position. Options on futures contracts are traded on the same contract markets as the underlying futures contracts.
         The Fund may purchase options on futures contracts for the same types of purposes described above in connection with futures contracts. For example, in order to protect against an anticipated decline in the value of securities it holds, the Fund could purchase put options on futures contracts, instead of selling the underlying futures contracts. Conversely, in order to protect against the adverse effects of anticipated increases in the costs of securities to be acquired, the Fund could purchase call options on futures contracts, instead of purchasing the underlying futures contracts. the Fund generally will sell options on futures contracts only to close out an existing position.
         The Fund will not engage in transactions in such instruments unless and until the Investment Advisor determines that market conditions and the circumstances of the Fund warrant such trading. To the extent the Fund engages in the purchase and sale of futures contracts or options thereon, it will do so only at a level which is reflective of the Investment Advisor's view of the hedging needs of the Fund, the liquidity of the market for futures contracts and the anticipated correlation between movements in the value of the futures or option contract and the value of securities held by the Portfolio.
         Restrictions on the Use of Futures Contracts and Options on Futures Contracts. Under regulations of the Commodity Futures Trading Commission ("CFTC"), the futures trading activities described herein will not result in the Fund being deemed to be a "commodity pool," as defined under such regulations, provided that certain trading restrictions are adhered to. In particular, CFTC regulations require that all futures and option positions entered into by the Fund qualify as bona fide hedge transactions, as defined under CFTC regulations, or, in the case of long positions, that the value of such positions not exceed an amount of segregated funds determined by reference to certain cash and securities positions maintained by the Fund and accrued profits on such positions. In addition, as a matter of operating policy, the Fund may not purchase or sell a futures contract or an option thereon if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and premiums on such options would exceed 5% of its net assets.
         When the Fund purchases a futures contract, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high-grade fixed income securities in a segregated account with the Fund's custodian, so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the futures contract, thereby ensuring that the use of such futures is unleveraged.
         Risk Factors in Transactions in Futures Contracts. The particular municipal bonds comprising the index underlying the municipal bond index futures contract may vary from the bonds held by the Fund. In addition, the securities underlying futures contracts on U.S. Treasury securities will not be the same as securities held by the Fund. As a result, the Fund's ability effectively to hedge all or a portion of the value of its municipal bonds through the use of futures contracts will depend in part on the degree to which price movements in the index underlying the municipal bond index futures contract, or the U.S. Treasury securities underlying other futures contracts trade, correlate with price movements of the municipal bonds held by the Fund.
         For example, where prices of securities in the Fund do not move in the same direction or to the same extent as the values of the securities or index underlying a futures contract, the trading of such futures contracts may not effectively hedge the Fund's investments and may result in trading losses. The correlation may be affected by disparities in the average maturity, ratings, geographical mix or structure of the Fund's investments as compared to those comprising the index, and general economic or political factors. In addition, the correlation between movements in the value of the index underlying a futures contract may be subject to change over time, as additions to and deletions from the index alter its structure. In the case of futures contracts on U.S. Treasury securities and options thereon, the anticipated correlation of price movements between the U.S. Treasury securities underlying the futures or options and municipal bonds may be adversely affected by economic, political, legislative or other developments that have a disparate impact on the respective markets for such securities. In the event that the Investment Advisor determines to enter into transactions in financial futures contracts other than the municipal bond index futures contract or futures on U.S. Treasury securities, the risk of imperfect correlation between movements in the prices of such futures contracts and the prices of municipal bonds held by the Fund may be greater.
         The trading of futures contracts on an index also entails the risk of imperfect correlation between movements in the price of the futures contract and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as margin requirements, liquidity and the participation of speculators in the futures markets. The risk of imperfect correlation, however, generally diminishes as the delivery month specified in the futures contract approaches.
         Prior to exercise or expiration, a position in futures contracts or options thereon may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Fund will enter into a futures or option position only if there appears to be a liquid secondary market therefor, although there can be no assurance that such a liquid secondary market will exist for any particular contract at any specific time. Thus, it may not be possible to close out a position once it has been established. Under such circumstances, the Fund could be required to make continuing daily cash payments of variation margin in the event of adverse price movements. In such situation, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures or option contracts it holds. The inability to close out futures or options positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio.
         When the Fund purchases an option on a futures contract, its risk is limited to the amount of the premium, plus related transaction costs, although this entire amount may be lost. In addition, in order to profit from the purchase of an option on a futures contract, the Fund may be required to exercise the option and liquidate the underlying futures contract, subject to the availability of a liquid secondary market. The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option, although the risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract or expiration date of the option approaches.
         "Trading Limits" or "Position Limits" may also be imposed on the maximum number of contracts which any person may hold at a given time. A contract market may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Investment Advisor does not believe that trading limits will have any adverse impact on the strategies for hedging the Fund's investments.
         Further, the trading of futures contracts is subject to the risk of the insolvency of a brokerage firm or clearing corporation, which could make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.
         In addition to the risks of imperfect correlation and lack of a liquid secondary market for such instruments, transactions in futures contracts involve risks related to leveraging and the potential for incorrect forecasts of the direction and extent of interest rate movements within a given time frame.

Credit Quality
         As an operating policy, the Fund may not invest more than 35% of its net assets in non-investment grade obligations. As has been the industry practice, this determination of credit quality is made at the time the Fund acquires the obligation However, because it is possible that subsequent downgrades could occur, if an obligation held by the Fund is later downgraded, the Fund's Advisor, under the supervision of the Fund's Board of Directors, will consider whether it is in the best interest of the Fund's shareholders to hold or to dispose of the obligation. Among the criteria that may be considered by the Advisor and the Board are the probability that the obligations will be able to make scheduled interest and principal payments in the future, the extent to which any devaluation of the obligation has already been reflected in the Fund's net asset value, and the total percentage, if any, of obligations currently rated below investment grade held by the Fund.
         Non-investment grade securities have moderate to poor protection of principal and interest payments and have speculative characteristics. They involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates.


INVESTMENT RESTRICTIONS


Fundamental Investment Restrictions
         The foregoing investment objective and policies and the following investment restrictions and fundamental policies may not be changed without the consent of the holders of a majority of the Fund's outstanding shares. Shares have equal rights as to voting. A majority of the shares means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. The Fund may not:
Purchase common stocks, preferred stocks, warrants, or other equity securities; Issue senior securities, borrow money, or pledge, mortgage, or hypothecate its assets, except as may be necessary to secure borrowings from banks for temporary or emergency (not leveraging) purposes and then in an amount not greater than 10% of the value of the Fund's total assets at the time of the borrowing. Investment securities will not be purchased while any borrowings are outstanding;
Underwrite the securities of other issuers, except to the extent that the purchase of municipal obligations in accordance with the Fund's investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting;
Purchase or sell real estate, real estate investment trust securities, or oil and gas interests, but this shall not prevent the Fund from investing in municipal obligations secured by real estate or interests therein;
Purchase or retain securities of an issuer if those directors of the Fund, each of whom owns more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such outstanding securities;
Purchase or sell physical commodities except that it may enter into futures contracts and options thereon;
Invest in companies for the purpose of exercising control; or invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets, or in connection with a trustee's/director's deferred compensation plan, as long as there is no duplication of advisory fees;
Invest 25% or more of its assets in the securities of any one issuer. The Fund may invest more than 25% of its assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities but will invest in more than 20% of such obligations only during abnormal market conditions. For purposes of this limitation, the entity which has the ultimate responsibility for the payment of principal and interest on a particular security will be treated as its issuer;
Invest 25% or more of its assets in any particular industry or industries. The Fund may invest more than 25% of its assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities but will invest in more than 20% of such obligations only during abnormal market conditions. Industrial development bonds, where the payment of principal and interest is the responsibility of companies within the same industry, are grouped together as an "industry";
(10)Make loans to others, except in accordance with the Fund's investment objective and policies or pursuant to contracts providing for the compensation of service providers by compensating balances.


Nonfundamental Investment Restrictions


         The Fund has adopted the following operating (i.e., nonfundamental) investment policies and restrictions which may be changed by the Board of Directors without shareholder approval. The Fund may not:
Purchase illiquid securities if more than 15% of the value of its net assets would be invested in such securities;
Purchase or sell a futures contract or an option thereon if immediately thereafter, the sum of the amount of initial margin deposits on futures and premiums on such options would exceed 5% of the Fund's net assets;
Invest in puts or calls on a security, including straddles, spreads, or any combination, if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, exceeds 5% of the Fund's total assets.
Effect short sales of securities. For purposes of this restriction, transactions in futures contracts and options are not deemed to constitute selling securities short.
Purchase securities on margin, except that it may make margin deposits in connection with futures contacts or options on futures.


PURCHASES AND REDEMPTIONS OF SHARES

         Share certificates will be issued at no charge if requested in writing by the investor. No certificates will be issued for fractional shares (see Prospectus, "How to Sell Your Shares"). To change redemption instructions already given, shareholders must send a written notice to Calvert Group, c/o NFDS, 6th Floor, 1004 Baltimore, Kansas City, MO 64105, with a voided copy of a check for the bank wiring instructions to be added. If a voided check does not accompany the request, then the request must be signature guaranteed by a commercial bank, savings and loan association, trust company, member firm of any national securities exchange, or certain credit unions. Further documentation may be required from corporations, fiduciaries, and institutional investors.
         The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the SEC, or if the Commission has ordered such a suspension for the protection of shareholders. Redemption proceeds are normally mailed or wired the next business day after a proper redemption request has been received, unless redemptions have been suspended or postponed as described above.


         Certain Class B shares may be subject to a contingent deferred sales charge which is subtracted from the redemption proceeds (see Prospectus, "Calculation of Contingent Deferred Sales Charges and Waiver of Sales Charges").

         Redemption proceeds are normally paid in cash. However, the Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less.

Reduced Sales Charges
         The Fund imposes reduced sales charges for shares in certain situations in which the Principal Underwriter (which offers the Fund's shares continuously and on a "best efforts" basis) and the dealers selling the Fund shares may expect to realize significant economies of scale with respect to such sales. Generally, sales costs do not increase in proportion to the dollar amount of the shares sold; the per-dollar transaction cost for a sale to an investor of shares worth $5,000 is generally much higher than the per-dollar cost for a sale of shares worth $1,000,000. Thus, the applicable sales charge declines as a percentage of the dollar amount of shares sold as the dollar amount increases.
         When a shareholder agrees to make purchases of shares over a period of time totaling a certain dollar amount pursuant to a Letter of Intent, the Underwriter and selling dealers can expect to realize the economies of scale applicable to that stated goal amount. Thus the Fund imposes the sales charge applicable to the goal amount. Similarly, the Underwriter and selling dealers also experience cost savings when dealing with existing the Fund shareholders, enabling the Fund to afford existing shareholders the Right of Accumulation. The Underwriter and selling dealers can also expect to realize economies of scale when making sales to the members of certain qualified groups which agree to facilitate distribution of Series' shares to their members. See "Exhibit A
- Reduced Sales Charges" in the Prospectus.


DIVIDENDS AND DISTRIBUTIONS


         The Fund declares and pays monthly dividends of its net income to shareholders of record as of the close of business on each designated monthly record date. Dividends and distributions will differ between classes. Net investment income consists of the interest income earned on investments (adjusted for amortization of original issue discounts or premiums or market premiums), less estimated expenses. Capital gains, if any, are normally paid once a year and will be automatically reinvested at net asset value in additional shares. Dividends and any distributions are automatically reinvested in additional shares of the Fund, unless you elect to have the dividends of $10 or more paid in cash (by check or by Calvert Money Controller). You may also request to have your dividends and distributions from the Fund invested in shares of any other Calvert Group Fund, at no additional charge. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.


TAX MATTERS


         In 1997 the Fund did qualify and in 1998 the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code as amended (the "Code"). By so qualifying, the Fund will not be subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986 (the "Act"), to the extent that it distributes its net investment income and realized capital gains.
         The Fund's dividends of net investment income constitute exempt-interest dividends on which shareholders are not generally subject to federal income tax; however under the Act, dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum taxable income for the purpose of determining liability (if any) for individuals and for corporations. The Fund's dividends derived from taxable interest and distributions of net short-term capital gains, whether taken in cash or reinvested in additional shares, are taxable to shareholders as ordinary income and do not qualify for the dividends received deduction for corporations. If you held shares for six months or less, losses must be offset by the amount of exempt-interest dividends you received, and, to the extent of capital gain distributions you received, the loss amount not offset (disallowed) must be treated as long-term capital loss.
         A shareholder may also be subject to some state and local taxes on dividends and distributions from the Fund. The Fund will notify shareholders annually about the tax status of dividends and distributions paid by the Fund and the amount of dividends withheld, if any, during the previous year.
         The Code provides that interest on indebtedness incurred or continued in order to purchase or carry shares of a regulated investment company which distributes exempt-interest dividends during the year is not deductible. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Fund. "Substantial user" is generally defined as including a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of private activity bonds.
         Investors should note that the Code may require investors to exclude the initial sales charge, if any, paid on the purchase of the Fund shares from the tax basis of those shares if the shares are exchanged for shares of another Calvert Group Fund within 90 days of purchase. This requirement applies only to the extent that the payment of the original sales charge on the shares of the Fund causes a reduction in the sales charge otherwise payable on the shares of the Calvert Group Fund acquired in the exchange, and investors may treat sales charges excluded from the basis of the original sales as incurred to acquire the new shares.
         The Fund may be required to withhold 31% of any long-term capital gain dividends and 31% of each redemption transaction occurring in the Fund if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on capital gain dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
         In addition, the Fund is required to report to the Internal Revenue Service the following information with respect to redemption transactions in the Fund: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.
         Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency, or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens also are generally not subject to either requirement but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under section 1441 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.


VALUATION OF SHARES


         The Fund's assets are valued utilizing the average bid dealer market quotation as furnished by an independent pricing service. Securities and other assets for which market quotations are not readily available are valued based on the current market for similar securities or assets, as determined in good faith by the Fund's Advisor under the supervision of the Board of Directors.
         Valuations, market quotations and market equivalents are provided the Fund by Kenny S&P Evaluation Services, a subsidiary of McGraw-Hill. The use of Kenny as a pricing service by the Fund has been approved by the Board of Directors. Valuations provided by Kenny are determined without exclusive reliance on quoted prices and take into consideration appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
         The Fund determines the net asset value for its shares every business day at the close of the regular session of the New York stock exchange (generally, 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


Net Asset Value and Offering Price Per Share
         Net asset value per share
         ($35,084,976/3,299,751 shares)     $10.63
         Maximum sales charge
         (2.75% of offering price)            0.30
         Offering price per share           $10.93


CALCULATION OF YIELD AND TOTAL RETURN


         The Fund may advertise its "total return." Total return is historical in nature and is not intended to indicate future performance. Total return will be quoted for the most recent one-year period, five-year period, and period from inception of the Fund's offering of shares. Return quotations for periods in excess of one year represent the average annual total return for the period included in the particular quotation. Total return is a computation of the Fund's dividend yield, plus or minus realized or unrealized capital appreciation or depreciation, less fees and expenses. Total return quotations reflect the deduction of the Fund's maximum sales charge ("return with maximum load"), except quotations of "return without maximum load" which do not deduct the sales charge. Note: "Total Return" as quoted in the Financial Highlights section of the Fund's Prospectus and Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum load" as referred to herein. Return without maximum load should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Total return is computed according to the following formula:


P(1 + T)n = ERV


where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of such periods (or portions thereof, if applicable). Returns for the one year period and period from inception (May 29, 1992) are as follows:


                           California Municipal      California Municipal
                           With Max. Load            W/O Max. Load

One Year                   3.63%                     6.61%
Five Year                  5.00%                     5.96%
From Inception             5.44%                     5.59%


         The Fund may also advertise its "yield" and "taxable equivalent yield." As with total return, both yield figures are historical and are not intended to indicate future performance. "Yield" quotations for the Fund refer to the aggregate imputed yield-to-maturity of each of the Fund's investments based on the market value as of the last day of a given thirty-day or one-month period less accrued expenses (net of reimbursement), divided by the average daily number of outstanding shares entitled to receive dividends times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semi-annual, basis. Yield is computed according to the following formula:


Yield = 2[(a-b/cd)+1)6 - 1]

where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.
         The taxable equivalent yield is the yield an investor would be required to obtain from taxable investments to equal the Fund's yield, all or a portion of which may be exempt from federal income taxes. The taxable equivalent yield for the federal and state level is computed by taking the portion of the yield exempt from regular federal and California income taxes and multiplying the exempt yield by a factor based on a stated income tax rate, then adding the portion of the yield that is not exempt from regular federal and California income taxes. The taxable equivalent yield of the federal level only is computed by taking the portion of the yield exempt from federal income taxes and multiplying the exempt yield by a factor based on a stated income tax rate, then adding the portion of the yield that is not exempt from federal income taxes. The factor which is used to calculate the tax equivalent yield is the reciprocal of the difference between 1 and the applicable income tax rate, which will be stated in the advertisement.
         For the thirty-day period ended December 31, 1997, the Fund's yield was 3.87% and its federal tax equivalent yield was 6.05% for an investor in the 36% federal income tax bracket, and 6.41% for an investor in the 39.6% federal income tax bracket.

ADVERTISING


         The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Fund, whether held or not.
         The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available. Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, November 30, 1997). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.


DIRECTORS AND OFFICERS


         RICHARD L. BAIRD, JR., Trustee. Mr. Baird is Executive Vice President for the Family Health Council, Inc. in Pittsburgh, Pennsylvania, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services. Mr. Baird is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert Variable Series, Inc., Calvert New World Fund and Calvert World Values Fund. DOB: 05/09/48. Address: 211 Overlook Drive, Pittsburgh, Pennsylvania 15216.
         FRANK H. BLATZ, JR., Esq., Trustee. Mr. Blatz is a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz. He was formerly a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A. He is also a director of Calvert Variable Series, Inc. DOB: 10/29/35. Address: 308 East Broad Street, Westfield, New Jersey 07091.
         FREDERICK T. BORTS, M.D., Trustee. Dr. Borts is a radiologist with Kaiser Permanente. Prior to that, he was a radiologist at Bethlehem Medical Imaging in Allentown, Pennsylvania. DOB: 07/23/49. Address: 16 Iliahi Street, Honolulu, Hawaii, 96817.
*CHARLES E. DIEHL, Trustee. Mr. Diehl is Vice President and Treasurer Emeritus of the George Washington University, and has retired from University Support Services, Inc. of Herndon, Virginia. He is also a Director of Acacia Mutual Life Insurance Company. DOB: 10/13/22. Address: 1658 Quail Hollow Court, McLean, Virginia 22101.
         DOUGLAS E. FELDMAN, M.D., Trustee. Dr. Feldman practices head and neck reconstructive surgery in the Washington, D.C., metropolitan area. DOD:
05/23/48. Address: 7536 Pepperell Drive, Bethesda, Maryland 20817.
         PETER W. GAVIAN, CFA, Trustee. Mr. Gavian is President of Corporate Finance of Washington, Inc. Formerly, he was a principal of Gavian De Vaux Associates, an investment banking firm. DOB: 12/08/32. Address: 3005 Franklin Road North, Arlington, Virginia 22201.
         JOHN G. GUFFEY, JR., Trustee. Mr. Guffey is chairman of the Calvert Social Investment Foundation, organizing director of the Community Capital
Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a director of the Community Bankers Mutual Fund of Denver, Colorado, a director of Ariel Funds, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the Calvert Group of Funds, except for Calvert Variable Series, Inc. and Calvert New World Fund. DOB: 05/15/48. Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815. *BARBARA J. KRUMSIEK, President and Trustee. Ms. Krumsiek serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. and as an officer and director of each of its affiliated companies. She is a director of Calvert-Sloan Advisers, L.L.C., and a trustee/director of each of the investment companies in the Calvert Group of Funds. Prior to joining Calvert Group, Ms. Krumsiek served as Senior Vice President of Alliance Capital LP's Mutual Fund Division. DOB: 08/09/52.
         M. CHARITO KRUVANT, Trustee. Ms. Kruvant is President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development. She is also a director of Acacia Federal Savings Bank.
DOB: 12/08/45. Address: 5301 Wisconsin Avenue, N.W., Washington, D.C. 20015.
         ARTHUR J. PUGH, Trustee. Mr. Pugh is a Director of Calvert Variable Series, Inc., and serves as a director of Acacia Federal Savings Bank. DOB:
09/24/37. Address: 4823 Prestwick Drive, Fairfax, Virginia 22030.
         *DAVID R. ROCHAT, Senior Vice President and Trustee. Mr. Rochat is Executive Vice President of Calvert Asset Management Company, Inc., Director and Secretary of Grady, Berwald and Co., Inc., and Director and President of Chelsea Securities, Inc. DOB: 10/07/37. Address: Box 93, Chelsea, Vermont 05038.
         *D. WAYNE SILBY, Esq., Trustee. Mr. Silby is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert Variable Series, Inc. and Calvert New World Fund. Mr. Silby is Executive Chairman of GroupServe, an internet company focused on community building collaborative tools, and an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert Social Venture Partners ("CSVP"). CSVP is a venture capital firm investing in socially responsible small companies. He is also a Director of Acacia Mutual Life Insurance Company. DOB: 07/20/48. Address: 1715 18th Street, N.W., Washington, D.C. 20009.
         RENO J. MARTINI, Senior Vice President. Mr. Martini is a director and Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund, Inc. DOB: 1/13/50.
         RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc.
DOB: 07/24/47.
         WILLIAM M. TARTIKOFF, Esq., Vice President and Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is also Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life
Insurance Company. DOB: 08/12/47.
         DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. DOB: 09/09/50.
         SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group, Ltd. and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 01/29/59.
         KATHERINE STONER, Esq., Assistant Secretary. Ms. Stoner is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 10/21/56.
         LISA CROSSLEY NEWTON, Esq., Assistant Secretary and Compliance Officer. Ms. Newton is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 12/31/61.
         IVY WAFFORD DUKE, Esq., Assistant Secretary. Ms. Duke is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. Prior to working at Calvert Group, Ms. Duke was an Associate in the Investment Management Group of the Business and Finance Department at Drinker Biddle & Reath. DOB: 09/07/68.

The address of trustees and officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814 Directors and officers of the Fund as a group own less than 1% of Calvert California Municipal Intermediate Fund's outstanding shares. Trustees marked with an *, above, are "interested persons" of the Fund, under the Investment Company Act of 1940.
         Each of the above directors and officers is a trustee/director or officer of each of the investment companies in the Calvert Group of Funds with the exception of Calvert Social Investment Fund, of which only Messrs. Baird, Guffey, and Silby and Ms. Krumsiek are among the trustees, Calvert Variable Series, Inc., of which only Messrs. Blatz, Diehl, and Pugh and Ms. Krumsiek are among the directors, Calvert World Values Fund, Inc., of which only Messrs. Guffey, and Silby and Ms. Krumsiek are among the directors, and Calvert New World Fund, Inc., of which only and Ms. Krumsiek and Mr. Martini are among the directors.
         The Audit Committee of the Board of Directors is composed of Messrs. Baird, Blatz, Feldman, Guffey, and Pugh. The Board's Investment Policy Committee is composed of Messrs. Borts, Diehl, Gavian, Rochat, and Silby.
         During fiscal 1997, directors of the Fund not affiliated with the Fund's Advisor were paid $4,654. Directors of the Fund not affiliated with the Advisor currently receive an annual fee of $20,500 for service as a member of the Board of Trustees/Directors of the Calvert Group of Funds plus a fee of $750 to $1,500 for each Board and Committee meeting attended; such fees are allocated among the Funds on the basis of their net assets.
         Directors of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert of Funds through the Directors/Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share, and will ensure that there is no duplication of advisory fees.


Director Compensation Table


Fiscal Year 1997         Aggregate          Pension            Total
(unaudited               Compensation       or Retirement      Compensation
numbers)                 from Registrant    Benefits           from
                         for service        Accrued as         Registrant
                         as Director        part of            and Fund
                                            Registrants        Complex
                                            Expenses*          paid to
                                                               Directors**
Name of Director

Richard L. Baird, Jr.     $1,174            $0                 $34,450
Frank H. Blatz, Jr.       $1,552            $1,552             $46,000
Frederick T. Borts        $1,171            $0                 $32,500
Charles E. Diehl          $1,494            $1,494             $44,500
Douglas E. Feldman        $1,122            $0                 $32,500
Peter W. Gavian           $1,361            $637               $38,500
John G. Guffey, Jr.       $1,524            $0                 $61,615
M. Charito Kruvant        $1,256            $0                 $36,250
Arthur J. Pugh            $1,573            $53                $48,250
D. Wayne Silby            $1,203            $0                 $62,830

*Messrs. Blatz, Diehl, Gavian and Pugh have chosen to defer a portion of their compensation. As of December 31, 1997, total deferred compensation, including dividends and capital appreciation, was $555,901.79, $545,259.10, $137,436.70 and $187,735.55, for each director, respectively.
**As of December 31, 1997. The Fund Complex consists of nine (9) registered investment companies.


INVESTMENT ADVISOR


         The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. ("Acacia Mutual").
         The Advisory Contract between the Fund and the Advisor will remain in effect indefinitely, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Fund, or by the directors of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the directors of the Fund who are not parties to the Contract or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Contract may be terminated without penalty by either party on 60 days' prior written notice; it automatically terminates in the event of its assignment.
         Under the Contract, the Advisor manages the investment and reinvestment of the Fund's assets, subject to the direction and control of the Fund's Board of Directors. For its services, the Advisor receives an annual fee of 0.60% of the first $500 million of the Fund's average daily net assets, 0.50% of the next $500 million of such assets, and 0.40% of all assets over $1 billion.
         The advisory fee is payable monthly. The Advisor reserves the right
(i) to waive all or a part of its fee and (ii) to compensate, at its expense, broker-dealers in consideration of their promotional and administrative services. The Advisor may recapture in later years, to the extent permitted by law, fees it waived and expenses it paid in prior years. Specifically, the Advisor may recapture fees waived or deferred and expenses reimbursed for the prior two-year period, but in no event may it recapture fees or expenses for any period later than the two-year period ending December 31, 1996. Recapture is permitted only to the extent it does not result in the Fund's aggregate expenses exceeding an annual expense limit of 2.00% of its average daily net assets. The advisory fee incurred in any given year will be paid in full before any recapture fees are paid for a prior year. Recaptured fees will apply to the most recent suspension/reimbursement period.
         The Advisor provides the Fund with investment advice and research, pays the salaries and fees of all directors and executive officers of the Fund who are principals of the Advisor, and pays certain Fund advertising and promotional expenses. The Fund pays all other administrative and operating expenses, including: custodial fees; shareholder servicing, dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; insurance premiums; trade association dues; interest, taxes and other business fees; legal and audit fees; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.
         The Advisor has agreed to reimburse the Fund for all expenses, excluding brokerage, taxes, interest, and extraordinary items exceeding, on a pro rata basis, the most restrictive expense limitation in those states which the Fund's shares are qualified for sale (currently, 2.5% of the Fund's first $30 million of average net assets, decreasing to 1.5% for assets over $100 million). During fiscal years 1995, 1996 and 1997, the Fund paid advisory fees of $233,024, $217,159 and $204,019, respectively.


ADMINISTRATIVE SERVICES


         Calvert Administrative Services Company, a wholly-owned subsidiary of Calvert Group, Ltd., has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs. Such services include the preparation of corporate and regulatory reports and filings, portfolio accounting, and the daily determination of net investment income and net asset value per share. Calvert Administrative Services Company receives an annual fee of 0.10% of the Fund's average net assets for providing such services. The fees paid by the Fund to Calvert Administrative Services Company. for fiscal years 1995, 1996, and 1997, were $38,837, $36,193 and $34,003, respectively.


METHOD OF DISTRIBUTION


         The Fund has entered into an agreement with Calvert Distributors, Inc. ("CDI"), whereby CDI, acting as principal underwriter for the Fund, makes a continuous offering of the Fund's securities on a "best efforts" basis. Prior to April 1, 1995, the principal underwriter was Calvert Securities Corporation ("CSC"). Under the terms of the agreement, CDI bears all its expenses of providing services pursuant to the agreement, including payment of any commissions and service fees. CDI receives all sales charges imposed on the Fund's shares and compensates broker-dealer firms for sales of such shares (see "Alternative Sales Options" in the Prospectus). CDI is entitled to receive a distribution fee pursuant to the Distribution Plans (see below). For the 1995, 1996 and 1997 fiscal periods, the Fund paid no Distribution Plan expenses. For fiscal 1995, 1996 and 1997, CDI received sales charges in excess of the dealer reallowance of $5,163, $14,066 and $15,411, respectively. For Class B shares, CDI receives any CDSC paid.
         Pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"), the Fund has adopted a Class A and B Distribution Plan (the "Plan") which permit it to pay certain expenses associated with the distribution of its shares. Such expenses may not exceed, on an annual basis, 0.25% and 1.% of the Class A and B daily net assets, respectively.
         The Plans were approved by the Board of Directors/Trustees, including the Directors/Trustees who are not "interested persons" of the Funds (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Directors/Trustees who are not interested persons of the Fund is committed to the discretion of such disinterested Directors/Trustees. In establishing the Plan, the Directors/Trustees considered various factors including the amount of the distribution fee. The Directors/Trustees determined that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.
         The Plan may be terminated by vote of a majority of the non-interested Directors/Trustees who have no direct or indirect financial interest in the Plan, or by vote of a majority of the outstanding shares of the Fund. Any change in the Plan that would materially increase the distribution cost to the Fund requires approval of the shareholders; otherwise, the Plan may be amended by the Directors/Trustees, including a majority of the non-interested Directors/Trustees as described above.
         The Plan will continue in effect successive one-year terms, provided that such continuance is specifically approved by (i) the vote of a majority of the Directors/Trustees who are not parties to the Plan or interested persons of any such party and who have no direct or indirect financial interest in the Plan, and (ii) the vote of a majority of the entire Board of Directors/Trustees.
         Apart from the Plan, the Advisor, at its expense, may incur costs and pay expenses associated with the distribution of shares of the Fund.

         Certain broker/dealers, and/or other persons may receive compensation from the investment advisor, underwriter, or their affiliates for the sale and distribution of the securities or for services to the Fund. Such compensation may include additional compensation based on assets held through that firm beyond the regularly scheduled rates, and finders' fee payments to firms whose representatives are responsible for soliciting a new account where the accountholder does not choose to purchase through that firm.


TRANSFER AND SHAREHOLDER SERVICING AGENT


National Financial Data Services, Inc. ("NFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.
         Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert Group, Ltd., and Acacia Mutual, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts. Calvert Shareholder Services, Inc. was the sole transfer agent prior to January 1, 1998.
         For these services, NFDS and Calvert Shareholder Services, Inc. receive a total fee of $14.00 per shareholder account and $1.60 per shareholder transaction.


INDEPENDENT ACCOUNTANTS AND CUSTODIANS


         Coopers and Lybrand L.L.P. has been selected by the Board of Directors to serve as independent accountants of the Fund for fiscal year 1998. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 acts as custodian of certain of the Fund's cash assets. Neither custodian has any part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold by the Fund.


PORTFOLIO TRANSACTIONS


         Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and the choice of brokers and dealers are made by the Fund's Advisor under the direction and supervision of the Fund's Board of Directors.
         Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. The Advisor reserves the right to place orders for the purchase or sale of portfolio securities with broker-dealers who have sold shares of the Fund or who provide it with statistical, research, or other information and services. Although any statistical research or other information and services provided by broker-dealers may be useful to the Advisor, the dollar value of such information and services is generally indeterminable, and its availability or receipt does not serve to materially reduce the Advisor's normal research activities or expenses. No brokerage commissions have been paid to any officer or director of the Fund or any of their affiliates, or broker-dealers for the 1994, 1995 or 1996 fiscal periods.
         The Advisor may also execute portfolio transactions with or through broker-dealers who have sold shares of the Fund. However, such sales will not be a qualifying or disqualifying factor in a broker-dealer's selection nor will the selection of any broker-dealer be based on the volume of Fund shares sold. The Advisor or its affiliate may compensate, at its expense, such broker-dealers in consideration of their promotional and administrative services.
         The portfolio turnover for the 1996 and 1997 fiscal periods was 25% and 48%, respectively.


GENERAL INFORMATION


         The Fund was organized as a corporation under the General Corporation Law of the State of Maryland on February 4, 1992. The Fund's other series are:
Calvert National Municipal Intermediate Fund, Calvert Maryland Municipal Intermediate Fund and Calvert Virginia Municipal Intermediate Fund. Prior to March 1, 1994, Calvert National Municipal Intermediate Fund was known as Calvert Intermediate Municipal Fund.

The Fund offers two separate classes of shares: Class A and Class B. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.

Each share of the Fund represents an equal proportionate interest in that Series with each other share and is entitled to such dividends and distributions out of the income belonging to the Fund as declared by the Board. Upon any liquidation of the Fund, shareholders are entitled to share pro rata in the net assets available for distribution.


FINANCIAL STATEMENTS


         The audited financial statements in the Annual Report to Shareholders, dated December 31, 1997, are expressly incorporated by reference and made a part of this Statement of Additional Information. A copy of the Annual Report may be obtained free of charge by writing or calling the Fund.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


         As of March 31, 1998, the following shareholder(s) owned of record 5% of the Class A shares of the Fund:


Name and Address                            % of Ownership


James J. Bochnowski                         5.53%
Janet A. Bochnowski
28 Camino Por Los Arboles
Atherton, CA 94027-5941

Catalyst Productions                        10.45%
1431 Center Street
Oakland, CA 94607-2054


National City Bank Kentucky, Trustee        7.37%
Anchorage Trust FBO S. Whaley
P.O. Box 94984
Cleveland, OH 44101-4984


APPENDIX

Municipal Obligations
         Municipal obligations are debt obligations issued by states, cities, municipalities, and their agencies to obtain funds for various public purposes. Such purposes include the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses, and the lending of funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax in the opinion of bond counsel to the issuer. Although the interest paid on the proceeds from private activity bonds used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities may be exempt from federal income tax, current federal tax law places substantial limitations on the size of such issues.
         Municipal obligations are generally classified as either "general obligation" or "revenue'' bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. There are, of course, variations in the security of municipal obligations, both within a particular classification and among classifications.
         Municipal obligations are generally traded on the basis of a quoted yield to maturity, and the price of the security is adjusted so that relative to the stated rate of interest it will return the quoted rate to the purchaser.
         Short-term and limited-term municipal obligations include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes, and Discount Notes. The maturities of these instruments at the time of issue generally will range between three months and one year. Pre-Refunded Bonds with longer nominal maturities that are due to be retired with the proceeds of an escrowed subsequent issue at a date within one year and three years of the time of acquisition are also considered short-term and limited-term municipal obligations.

Municipal Bond and Note Ratings
Description of Moody's Investors Service, Inc.'s ratings of state and municipal notes:
         Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk.
         MIG 1: Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
         MIG2: Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.
         MIG3: Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.
         MIG4: Notes bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

Description of Moody's Investors Service Inc.'s/Standard & Poor's municipal bond ratings:
         Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
         Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
         A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
         Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
         Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. There may be some large uncertainties and major risk exposure to adverse conditions. The higher the degree of speculation, the lower the rating.
         C/C: This rating is only for no-interest income bonds.
         D: Debt in default; payment of interest and/or principal is in arrears.




LETTER OF INTENT


Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

         By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

         I intend to invest in the shares of:                 (Fund or
Portfolio name) during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

         __ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000


         Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. "Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be, here indicated. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.


         I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

         From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

         If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

         Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

         I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

         The commission allowed by Calvert Distributors, Inc. to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

         The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

         In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.


Dealer                     Name of Investor(s)


By
Authorized Signer Address


Date                       Signature of Investor(s)


Date                       Signature of Investor(s)




Calvert Municipal Fund, Inc.
CALVERT CALIFORNIA MUNICIPAL
INTERMEDIATE FUND

Statement of Additional Information
April 30, 1998

INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

SHAREHOLDER SERVICE                     TRANSFER AGENT
Calvert Shareholder Services, Inc.      National Financial Data Services, Inc.
4550 Montgomery Avenue                  1004 Baltimore
Suite 1000N                             6th Floor
Bethesda, Maryland 20814                Kansas City, Missouri 64105

PRINCIPAL UNDERWRITER                   INDEPENDENT ACCOUNTANTS
Calvert Distributors, Inc.              Coopers & Lybrand, L.L.P.
4550 Montgomery Avenue                  250 West Pratt Street
Suite 1000N                             Baltimore, Maryland 21201
Bethesda, Maryland 20814



                  TABLE OF CONTENTS

         Investment Objective                                 1
         Investment Policies                                  1
         Investment Restrictions                              5
         Purchases and Redemptions of Shares                  6
         Dividends and Distributions                          7
         Tax Matters                                          7
         Valuation of Shares                                  8
         Calculation of Yield and Total Return                8
         Advertising                                          9
         Directors and Officers                               9
         Investment Advisor                                   11
         Administrative Services                              12
         Method of Distribution                               12
         Transfer and Shareholder Servicing Agent             13
         Independent Accountants and Custodians               13
         Portfolio Transactions                               13
         General Information                                  13
         Financial Statements                                 14
         Control Persons and Principal Holders of Securities  14
         Appendix                                             14

STATEMENT OF ADDITIONAL INFORMATION
April 30, 1998


CALVERT MUNICIPAL INTERMEDIATE FUNDS:
MARYLAND AND VIRGINIA
4550 Montgomery Avenue, Bethesda, Maryland 20814


     New Account     (800) 368-2748        Shareholder       (800) 368-2745
     Information:    (301) 951-4820        Services:         (301) 951-4810
     Broker          (800) 368-2746        TDD for the Hearing-
     Services:       (301) 951-4850        Impaired:         (800) 541-1524

         This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus, dated April 30, 1998, which may be obtained free of charge by writing the Fund at the above address or calling the telephone numbers listed above.

INVESTMENT OBJECTIVE

         The Calvert Municipal Intermediate Funds ("Funds" or "Fund") are designed to provide individual and institutional investors with the highest level of interest income exempt from federal and specific state income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Fund. There is, of course, no assurance that the Funds will be successful in meeting their investment objectives; there are inherent risks in the ownership of any investment.
         Dividends paid by the Funds will fluctuate with income earned on investments. In addition, dividends and distributions paid and the value of each share will vary by class of shares: the share values will fluctuate to reflect changes in the market value of investments. Each Fund will attempt, through careful management, to reduce these risks and enhance the opportunities for higher income and greater price stability.

INVESTMENT POLICIES

         Each Fund invests primarily in a nondiversified portfolio of municipal obligations, including some with interest that may be subject to alternative minimum tax. A complete explanation of municipal obligations and municipal bond and note ratings appears in the Appendix.
         Under normal market conditions, each Fund will attempt to invest at least 65% of its total assets in municipal obligations with interest that is exempt from federal and specific state income tax, including those issued by or on behalf of the state for which the Fund is named and the state's political subdivisions. Each Fund will also attempt to invest the remaining 35% of its total assets in these obligations, but may invest it in municipal obligations of other states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions. Dividends you receive from the Fund that are derived from interest on tax-exempt obligations of other governmental issuers will be exempt from federal income tax, but will be subject to state income taxes.


Variable Rate Demand Notes
         The Board of Directors has approved investments in floating and variable rate demand notes upon the following conditions: each Fund has right of demand, upon notice not to exceed thirty days, against the issuer to receive payment; the issuer will be able to make payment upon such demand, either from its own resources or through an unqualified commitment from a third party; and the rate of interest payable is calculated to ensure that the market value of such notes will approximate par value on the adjustment dates. The remaining maturity of such demand notes is deemed the period remaining until such time as the Fund has the right to dispose of the notes at a price which approximates par and market value. Notes with a right of demand exceeding seven days are considered illiquid and are subject to purchase restrictions.

Municipal Leases
         The Funds may invest in municipal leases, or structured instruments where the underlying security is a municipal lease. A municipal lease is an obligation of a government or governmental authority, not subject to voter approval, used to finance capital projects or equipment acquisitions and payable through periodic rental payments. The Funds may purchase unrated leases. The Funds' Advisor, under the supervision of the Board of Directors, is responsible for determining the credit quality of such leases on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled. Certain municipal leases may be considered illiquid and subject to a Fund's limit on illiquid securities. The Board of Directors has directed the Advisor to treat a municipal lease as a liquid security if it satisfies the following conditions: (A) such treatment must be consistent with the Fund's investment restrictions; (B) the Advisor should be able to conclude that the obligation will maintain its liquidity throughout the time it is held by the Fund, based on the following factors: (1) whether the lease may be terminated by the lessee; (2) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (3) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); (4) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"), and (5) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease;
(C) the Advisor should determine whether the obligation can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued it for purposes of calculating the Fund's net asset value, taking into account the following factors: (1) the frequency of trades and quotes; (2) the volatility of quotations and trade prices; (3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer); (6) the rating of the security and the financial condition and prospects of the issuer; and (7) other factors relevant to the Fund's ability to dispose of the security; and
(D) the Advisor should have reasonable expectations that the municipal lease obligation will maintain its liquidity throughout the time the instrument is held by the Fund.


Temporary Investments
         Short-term money market type investments consist of: obligations of the U.S. Government, its agencies and instrumentalities; certificates of deposit of banks with assets of one billion dollars or more; commercial paper or other corporate notes of investment grade quality; and any of such items subject to short-term repurchase agreements.

When-Issued Purchases
         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based on the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in both changing in value in the same way, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher interest income, the Funds remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of their assets may vary. No new when-issued commitments will be made if more than 50% of a Fund's net assets would become so committed.
         The Funds will meet their obligations to pay for when-issued securities from then- available cash flow, sale of securities or, although the Funds would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital losses and capital gains which are not exempt from federal income tax.

Transactions in Futures Contracts
         The Funds may engage in the purchase and sale of futures contracts on an index of municipal bonds or on U.S. Treasury securities, or options on such futures contracts, for hedging purposes only. A Fund may sell such futures contracts in anticipation of a decline in the cost of municipal bonds it holds or may purchase such futures contracts in anticipation of an increase in the value of municipal bonds the Fund intends to acquire. The Funds also are authorized to purchase and sell other financial futures contracts which in the opinion of the Investment Advisor provide an appropriate hedge for some or all of the Funds' securities.
         Because of low initial margin deposits made upon the opening of a futures position, futures transactions involve substantial leverage. As a result, relatively small movements in the price of the futures contract can result in substantial unrealized gains or losses. Because the Funds will engage in the purchase and sale of financial futures contracts solely for hedging purposes, however, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset in whole or in part by increases in the value of securities held by a Fund or decreases in the price of securities the Fund intends to acquire.
         Municipal bond index futures contracts commenced trading in June 1985, and it is possible that trading in such futures contracts will be less liquid than that in other futures contracts. The trading of futures contracts and options thereon is subject to certain market risks, such as trading halts, suspensions, exchange or clearing house equipment failures, government intervention or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions.
         The liquidity of a secondary market in futures contracts may be further adversely affected by "daily price fluctuation limits" established by contract markets, which limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices of existing contracts have in the past moved the daily limit on a number of consecutive trading days. A Fund will enter into a futures position only if, in the judgment of the Investment Advisor, there appears to be an actively traded secondary market for such futures contracts.
         The successful use of transactions in futures contracts and options thereon depends on the ability of the Investment Advisor to correctly forecast the direction and extent of price movements of these instruments, as well as price movements of the securities held by a Fund within a given time frame. To the extent these prices remain stable during the period in which a futures or option contract is held by a Fund, or move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction which is not fully or partially offset by an increase in the value of the Fund's securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

Description of Financial Futures Contracts
         Futures Contracts. A futures contract obligates the seller of a contract to deliver and the purchaser of a contract to take delivery of the type of financial instrument called for in the contract or, in some instances, to make a cash settlement, at a specified future time for a specified price. Although the terms of a contract call for actual delivery or acceptance of securities, or for a cash settlement, in most cases the contracts are closed out before the delivery date without the delivery or acceptance taking place. The Funds intend to close out any futures contracts prior to the delivery date of such contracts.
         A Fund may sell futures contracts in anticipation of a decline in the value of its investments in municipal bonds. The loss associated with any such decline could be reduced without employing futures as a hedge by selling long-term securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads and will typically reduce the Fund's average yields as a result of the shortening of maturities.
         The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the Fund's futures commission merchant and the relevant contract market, which varies but is generally about 5% or less of the contract amount, must be deposited with the broker. This amount is known as "initial margin," and represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. Subsequent payments to and from the broker, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the futures contract more or less valuable, a process known as "marking to the market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.
         The sale of financial futures contracts provides an alternative means of hedging a Fund against declines in the value of its investments in municipal bonds. As such values decline, the value of the Fund's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the Fund's fixed income investments which are being hedged. While a Fund will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the purchase and sale of fixed income securities. In addition, the ability of a Fund to trade in the standardized contracts available in the futures market may offer a more effective hedging strategy than a program to reduce the average maturing of portfolio securities, due to the unique and varied credit and technical characteristics of the municipal debt instruments available to the Fund. Employing futures as a hedge may also permit a Fund to assume a hedging posture without reducing the yield on its investments, beyond any amounts required to engage in futures trading.
         The Funds may engage in the purchase and sale of futures contracts on an index of municipal securities. These instruments provide for the purchase or sale of a hypothetical portfolio of municipal bonds at a fixed price in a stated delivery month. Unlike most other futures contracts, however, a municipal bond index futures contract does not require actual delivery of securities but results in a cash settlement based upon the difference in value of the index between the time the contract was entered into and the time it is liquidated.
         The municipal bond index underlying the futures contracts traded by the Portfolio is The Bond Buyer Municipal Bond Index, developed by The Bond Buyer and the Chicago Board of Trade ("CBT"), the contract market on which the futures contracts are traded. As currently structured, the index is comprised of 40 tax-exempt term municipal revenue and general obligation bonds. Each bond included in the index must be rated either A- or higher by Standard & Poor's or A or higher by Moody's Investors Service and must have a remaining maturity of 19 years or more. Twice a month new issues satisfying the eligibility requirements are added to, and an equal number of old issues will be deleted from, the index. The value of the index is computed daily according to a formula based upon the price of each bond in the index, as evaluated by four dealer-to-dealers brokers.
         The Funds may also purchase and sell futures contracts on U.S. Treasury bills, notes and bonds for the same types of hedging purposes. Such futures contracts provide for delivery of the underlying security at a specified future time for a fixed price, and the value of the futures contract therefore generally fluctuates with movements in interest rates.
         The municipal bond index futures contract, futures contracts on U.S. Treasury securities and options on such futures contracts are traded on the CBT, which, like other contract markets, assures the performance of the parties to each futures contract through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin.
         The Funds may also purchase financial futures contracts when not fully invested in municipal bonds, in anticipation of an increase in the cost of securities a Fund intends to purchase. As such securities are purchased, an equivalent amount of futures contracts will be closed out. In a substantial majority of these transactions, a Fund will purchase municipal bonds upon termination of the futures contracts. Due to changing market conditions and interest rate forecasts, however, a futures position may be terminated without a corresponding purchase of securities. Nevertheless, all purchases of futures contracts by a Fund will be subject to certain restrictions, described below.
         Options on Futures Contracts. An option on a futures contract provides the purchaser with the right, but not the obligation, to enter into a long position in the underlying futures contract (that is, purchase the futures contract), in the case of a "call" option, or a short position (sell the futures contract), in the case of a "put" option, for a fixed price up to a stated expiration date. The option is purchased for a non-refundable fee, known as the "premium." Upon exercise of the option, the contract market clearing house assigns each party to the option an opposite position in the underlying futures contract. In the event of exercise, therefore, the parties are subject to all of the risks of futures trading, such as payment of initial and variation margin. In addition, the seller, or "writer," of the option is subject to margin requirements on the option position. Options on futures contracts are traded on the same contract markets as the underlying futures contracts.
         The Funds may purchase options on futures contracts for the same types of hedging purposes described above in connection with futures contracts. For example, in order to protect against an anticipated decline in the value of securities it holds, a Fund could purchase put options on futures contracts, instead of selling the underlying futures contracts. Conversely, in order to protect against the adverse effects of anticipated increases in the costs of securities to be acquired, a Fund could purchase call options on futures contracts, instead of purchasing the underlying futures contracts. The Funds generally will sell options on futures contracts only to close out an existing position.
         The Funds will not engage in transactions in such instruments unless and until the Investment Advisor determines that market conditions and the circumstances of the Fund warrant such trading. To the extent a Fund engages in the purchase and sale of futures contracts or options thereon, it will do so only at a level which is reflective of the Investment Advisor's view of the hedging needs of a Fund, the liquidity of the market for futures contracts and the anticipated correlation between movements in the value of the futures or option contract and the value of securities held by the Portfolio.
         Restrictions on the Use of Futures Contracts and Options on Futures Contracts. Under regulations of the Commodity Futures Trading Commission ("CFTC"), the futures trading activities described herein will not result in a Fund being deemed to be a "commodity pool," as defined under such regulations, provided that certain trading restrictions are adhered to. In particular, CFTC regulations require that all futures and option positions entered into by a Fund qualify as bona fide hedge transactions, as defined under CFTC regulations, or, in the case of long positions, that the value of such positions not exceed an amount of segregated funds determined by reference to certain cash and securities positions maintained by a Fund and accrued profits on such positions. In addition, a Fund may not purchase or sell any such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions would exceed 5% of the market value of its net assets.
         When a Fund purchases a futures contract, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high-grade fixed income securities in a segregated account with the Fund's custodian, so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the futures contract, thereby ensuring that the use of such futures is unleveraged.
         Risk Factors in Transactions in Futures Contracts. The particular municipal bonds comprising the index underlying the municipal bond index futures contract may vary from the bonds held by a Fund. In addition, the securities underlying futures contracts on U.S. Treasury securities will not be the same as securities held by the Fund. As a result, a Fund's ability effectively to hedge all or a portion of the value of its municipal bonds through the use of futures contracts will depend in part on the degree to which price movements in the index underlying the municipal bond index futures contract, or the U.S. Treasury securities underlying other futures contracts trade, correlate with price movements of the municipal bonds held by the Fund.
         For example, where prices of securities in a Fund do not move in the same direction or to the same extent as the values of the securities or index underlying a futures contract, the trading of such futures contracts may not effectively hedge the Fund's investments and may result in trading losses. The correlation may be affected by disparities in the average maturity, ratings, geographical mix or structure of the Fund's investments as compared to those comprising the index, and general economic or political factors. In addition, the correlation between movements in the value of the index underlying a futures contract may be subject to change over time, as additions to and deletions from the index alter its structure. In the case of futures contracts on U.S. Treasury securities and options thereon, the anticipated correlation of price movements between the U.S. Treasury securities underlying the futures or options and municipal bonds may be adversely affected by economic, political, legislative or other developments that have a disparate impact on the respective markets for such securities. In the event that the Investment Advisor determines to enter into transactions in financial futures contracts other than the municipal bond index futures contract or futures on U.S. Treasury securities, the risk of imperfect correlation between movements in the prices of such futures contracts and the prices of municipal bonds held by a Fund may be greater.
         The trading of futures contracts on an index also entails the risk of imperfect correlation between movements in the price of the futures contract and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as margin requirements, liquidity and the participation of speculators in the futures markets. The risk of imperfect correlation, however, generally diminishes as the delivery month specified in the futures contract approaches.
         Prior to exercise or expiration, a position in futures contracts or options thereon may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Funds will enter into a futures or option position only if there appears to be a liquid secondary market therefor, although there can be no assurance that such a liquid secondary market will exist for any particular contract at any specific time. Thus, it may not be possible to close out a position once it has been established. Under such circumstances, a Fund could be required to make continuing daily cash payments of variation margin in the event of adverse price movements. In such situation, if a Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to perform under the terms of the futures or option contracts it holds. The inability to close out futures or options positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio.
         When a Fund purchases an option on a futures contract, its risk is limited to the amount of the premium, plus related transaction costs, although this entire amount may be lost. In addition, in order to profit from the purchase of an option on a futures contract, the Fund may be required to exercise the option and liquidate the underlying futures contract, subject to the availability of a liquid secondary market. The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option, although the risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract or expiration date of the option approaches.
         "Trading Limits" or "Position Limits" may also be imposed on the maximum number of contracts which any person may hold at a given time. A contract market may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Investment Advisor does not believe that trading limits will have any adverse impact on the strategies for hedging the Portfolio's investments.
         Further, the trading of futures contracts is subject to the risk of the insolvency of a brokerage firm or clearing corporation, which could make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.
         In addition to the risks of imperfect correlation and lack of a liquid secondary market for such instruments, transactions in futures contracts involve risks related to leveraging and the potential for incorrect forecasts of the direction and extent of interest rate movements within a given time frame.

Noninvestment-Grade Debt Securities
         The Funds may invest in lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's), subject to the Funds' investment policy which provides that they may not invest more than 35% of their assets in securities rated below BBB by either rating service, or in unrated securities determined by the Advisor to be comparable to securities rated below BBB by either rating service. These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as are rated securities, which may make them less marketable.
         The quality limitation set forth in the investment policy is determined immediately after a Fund's acquisition of a security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund's investment policy.
         When purchasing high-yielding securities, rated or unrated, the Advisors prepare their own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions
         The following investment restrictions and fundamental policies may not be changed without the consent of the holders of a majority of a Fund's outstanding shares. Shares have equal rights as to voting. A majority of the shares means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. The Funds may not:
(1) Purchase common stocks, preferred stocks, warrants, or other equity securities;
(2) Issue senior securities, borrow money, or pledge, mortgage, or hypothecate its assets, except as may be necessary to secure borrowings from banks for temporary or emergency (not leveraging) purposes and then in an amount not greater than 10% of the value of the Fund's total assets at the time of the borrowing. Investment securities will not be purchased while any borrowings are outstanding;
(3) Sell securities short, purchase securities on margin, or write put or call options, except to the extent permitted under "Transactions in Futures Contracts" or elsewhere in the Prospectus or SAI. The Funds reserve the right to purchase securities with puts attached. See "Obligations with Puts Attached";
(4) Underwrite the securities of other issuers, except to the extent that the purchase of municipal obligations in accordance with the Fund's investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting;
(5) Make loans to others, except in accordance with the Fund's investment objective and policies or pursuant to contracts providing for the compensation of service providers by compensating balances;
(6) Purchase or sell real estate, real estate investment trust securities, commodities, or commodity contracts, or oil and gas interests, but this shall not prevent a Fund from investing in municipal obligations secured by real estate or interests therein;
(7) Invest 25% or more of its assets in the securities of any one issuer. Each Funds may invest more than 25% of its assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities but will invest in more than 20% of such obligations only during abnormal market conditions. For purposes of this limitation, the entity which has the ultimate responsibility for the payment of principal and interest on a particular security will be treated as its issuer;
(8) Invest 25% or more of its assets in any particular industry or industries. Each Fund may invest more than 25% of its assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities but will invest in more than 20% of such obligations only during abnormal market conditions. Industrial development bonds, where the payment of principal and interest is the responsibility of companies within the same industry, are grouped together as an "industry."


Nonfundamental Investment Restriction
         Each Fund has adopted the following operating (i.e., nonfundamental) investment policy/restriction which may be changed by the Board of Directors without shareholder approval. The Funds may not:
(1) Purchase illiquid securities if more than 15% of the value of its net assets would be invested in such securities.


PURCHASES AND REDEMPTIONS OF SHARES


         Share certificates will be issued at no charge if requested in writing by the investor. No certificates will be issued for fractional shares. Purchases by bank wire received by 4:00 p.m., Eastern time are immediately available federal funds. Your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
         Amounts redeemed by check redemption may be mailed to the investor. Amounts of more than $50 and less than $300,000 may be transferred electronically to the investor. Amounts of $1,000 or more will be transmitted by wire, to the investor's account at a domestic commercial bank that is a member of the Federal Reserve System or to a correspondent bank. A charge of $5 is imposed on wire transfers of less than $1,000. If the investor's bank is not a Federal Reserve System member, failure of immediate notification to that bank by the correspondent bank could result in a delay in crediting the funds to the investor's bank account.
         Telephone redemption requests that would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days may not be honored. The Funds reserve the right to modify the telephone redemption privilege.
         To change redemption instructions already given, you must send a written notice addressed to Calvert Group, c/o NFDS, 6th Floor, 1004 Baltimore, Kansas City, MO 64105, with a voided copy of a check for the bank wiring instructions to be added. If a voided check does not accompany the request, then the request must be signature guaranteed by a commercial bank, savings and loan association, trust company, member firm of any national securities exchange, or certain credit unions. Additional documentation may be required from corporations, fiduciaries, and institutional investors.
         The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the SEC, or if the Commission has ordered such a suspension for the protection of shareholders. Redemption proceeds are normally mailed or wired the next business day after a proper redemption request has been received, unless redemptions have been suspended or postponed as described above.
         Certain Class B shares may be subject to a contingent deferred sales charge which is subtracted from the redemption proceeds (see Prospectus, "Calculation of Contingent Deferred Sales Charges and Waiver of Sales Charges").
         Redemption proceeds are normally paid in cash. However, a Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less.


Reduced Sales Charges
         Each Fund imposes reduced sales charges for Fund shares in certain situations in which the Principal Underwriter (which offers the Fund's shares continuously and on a "best efforts" basis) and the dealers selling Fund shares may expect to realize significant economies of scale with respect to such sales. Generally, sales costs do not increase in proportion to the dollar amount of the shares sold; the per-dollar transaction cost for a sale to an investor of shares worth, for example, $5,000 is generally much higher than the per-dollar cost for a sale of shares worth $1,000,000. Thus, the applicable sales charge declines as a percentage of the dollar amount of shares sold as the dollar amount increases.
         When a shareholder agrees to make purchases of shares over a period of time totaling a certain dollar amount pursuant to a Letter of Intent, the Underwriter and selling dealers can expect to realize the economies of scale applicable to that stated goal amount. Thus, the Fund imposes the sales charge applicable to the goal amount. Similarly, the Underwriter and selling dealers also experience cost savings when dealing with existing shareholders, enabling the Fund to afford existing shareholders the Right of Accumulation. The Underwriter and selling dealers can also expect to realize economies of scale when making sales to the members of certain qualified groups which agree to facilitate distribution of Fund's shares to their members. See "Exhibit A - Reduced Sales Charges" in the Prospectus.

DIVIDENDS AND DISTRIBUTIONS

         Each Fund declares and pays monthly dividends of its net income to shareholders of record as of the close of business on each designated monthly record date. Dividends and distributions will differ between classes. Net investment income consists of the interest income earned on investments (adjusted for amortization of original issue discounts or premiums or market premiums), less estimated expenses. Capital gains, if any, are normally paid once a year and will be automatically reinvested at net asset value in additional shares. Dividends and any distributions are automatically reinvested in additional shares of the Fund, unless you elect to have the dividends of $10 or more paid in cash (by check or by Calvert Money Controller). You may also request to have your dividends and distributions from the Fund invested in shares of any other Calvert Group Fund at no additional charge. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.

TAX MATTERS

         Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). By so qualifying, the Fund will not be subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986 (the "Act"), to the extent that it distributes its net investment income and realized capital gains.
         The Funds' dividends of net investment income constitute exempt-interest dividends on which shareholders are not generally subject to federal income tax; however under the Act, dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum taxable income for the purpose of determining liability (if any) for individuals and for corporations. Further, for corporations, all tax-exempt income must be taken into account in calculating "adjusted current earnings" for purposes of the federal alternative minimum tax. Fund dividends derived from taxable interest and distributions of net short-term capital gains, whether taken in cash or reinvested in additional shares, are taxable to shareholders as ordinary income and do not qualify for the dividends received deduction for corporations. If you held shares for six months or less, losses must be offset by the amount of exempt-interest dividends you received, and, to the extent of capital gain distributions you received, the loss amount not offset (disallowed) must be treated as long-term capital loss. A shareholder may also be subject to some state and local taxes on dividends and distributions from the Funds. The Funds will notify shareholders annually about the tax status of dividends and distributions paid by the Fund and the amount of dividends withheld, if any, during the previous year.
         The Code provides that interest on indebtedness incurred or continued in order to purchase or carry shares of a regulated investment company which distributes exempt-interest dividends during the year is not deductible. Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Fund. "Substantial user" is generally defined as including a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of private activity bonds.
         Investors should note that the Revenue Reconciliation Act of 1989 may require investors to exclude the initial sales charge, if any, paid on the purchase of Fund shares from the tax basis of those shares if the shares are exchanged for shares of another Calvert Group Fund within 90 days of purchase. This requirement applies only to the extent that the payment of the original sales charge on the shares of the Fund causes a reduction in the sales charge otherwise payable on the shares of the Calvert Group Fund acquired in the exchange, and investors may treat sales charges excluded from the basis of the original sales as incurred to acquire the new shares.
         The Funds may be required to withhold 31% of any long-term capital gain dividends and 31% of each redemption transaction occurring in a Fund if:
(a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on capital gain dividends, not on redemptions); or (c) a Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
         In addition, each Fund is required to report to the Internal Revenue Service the following information with respect to redemption transactions in the Fund: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.
         Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency, or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens also are generally not subject to either requirement but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under section 1441 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Funds for further information.

VALUATION OF SHARES


         Fund assets are valued utilizing the average bid dealer market quotation as furnished by an independent pricing service. Securities and other assets for which market quotations are not readily available are valued based on the current market for similar securities or assets, as determined in good faith by the Fund's Advisor under the supervision of the Board of Directors.
         Each Fund determines the net asset value for its shares every business day at the close of the regular session of the New York Stock Exchange (generally, 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. They do not determine net asset value on certain national holidays or other day on which the New York Stock Exchange is closed:
New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
         Valuations, market quotations and market equivalents are provided the Funds by Kenny S&P Evaluation Services, a subsidiary of McGraw-Hill. The use of Kenny as a pricing service by the Funds has been approved by the Board of Directors. Valuations provided by Kenny are determined without exclusive reliance on quoted prices and take into consideration appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.


Net Asset Value and Offering Price Per Share


Maryland
         Net asset value per share
         ($5,207,473/994,135 shares)        $5.24
         Maximum sales charge
         (2.75% of offering price)           0.15
         Offering price per share           $5.39

Virginia
         Net asset value per share
         ($13,541,611/2,601,610 shares)     $5.21
         Maximum sales charge
         (2.75% of offering price)           0.15
         Offering price per share           $5.36



CALCULATION OF YIELD AND TOTAL RETURN

         Each Fund may advertise its "total return." Total return is calculated separately for each series. Total return is historical in nature and is not intended to indicate future performance. Total return will be quoted for the most recent one-year period, five-year period, and period from inception of the Fund's offering of shares. Return quotations for periods in excess of one year represent the average annual total return for the period included in the particular quotation. Total return is a computation of a Fund's dividend yield, plus or minus realized or unrealized capital appreciation or depreciation, less fees and expenses. Total return quotations reflect the deduction of the Fund's maximum sales charge ("return with maximum load"), except quotations of "return without maximum load" which do not deduct the sales charge. Note: "Total Return" as quoted in the Financial Highlights section of the Funds' Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum load" as referred to herein. Return without maximum load should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Total return is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of such periods (or portions thereof, if applicable).

         Returns with maximum load (average annual total returns) are as follows:



Periods Ended
December 31, 1997                   One Year                Since Inception

Maryland                            4.77%                   4.76% (9/30/93)
Virginia                            3.86%                   4.83% (9/30/93)


Returns without maximum load are as follows:



Periods Ended
December 31, 1997                   One Year                Since Inception

Maryland                            7.68%                   5.45% (9/30/93)
Virginia                            6.71%                   5.51% (9/30/93)



         A Fund may also advertise its "yield" and "taxable equivalent yield." As with total return, both yield figures are historical and are not intended to indicate future performance. "Yield" quotations refer to the aggregate imputed yield-to-maturity of each of the Fund's investments based on the market value as of the last day of a given thirty-day or one-month period less accrued expenses (net of reimbursement), divided by the average daily number of outstanding shares times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semi-annual, basis. Yield is computed according to the following formula:

Yield = 2[(a-b/cd +1)6 - 1]

where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

         The taxable equivalent yield is the yield an investor would be required to obtain from taxable investments to equal the Fund's yield, all or a portion of which may be exempt from federal income taxes. The double taxable equivalent yield for the combined federal and state level is computed for each class by taking the portion of the yield exempt from regular federal and the specific state income taxes and multiplying the exempt yield by a factor based on a stated income tax rate, then adding the portion of the yield that is not exempt from regular federal and specific state income taxes. The taxable equivalent yield for the federal level only is computed for each class by taking the portion of the yield exempt from federal income taxes and multiplying the exempt yield by a factor based on a stated income tax rate, then adding the portion of the yield that is not exempt from federal income taxes. The factor which is used to calculate the tax equivalent yield is the reciprocal of the difference between 1 and the applicable income tax rate, which will be stated in the advertisement.

         The yield and tax equivalent yield for the Fund's shares for the thirty days ending December 31, 1997 is as follows:


             SEC        Tax Equivalent Yield at       Tax Equivalent Yield at
             Yield      36% Federal Tax Rate          39.6% Federal Tax Rate


Maryland     3.76%               5.88%                          6.23%
Virginia     3.70%               5.78%                          6.13%
\



ADVERTISING


         The Funds or their affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Funds are compatible with the investor's goals. The Funds may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Funds, whether held or not.
         The Funds or their affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Funds may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Funds may compare themselves or their portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Funds, their Advisor, and their affiliates reserve the right to update performance rankings as new rankings become available.
Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, November 30, 1997). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.

DIRECTORS AND OFFICERS

         RICHARD L. BAIRD, JR., Trustee. Mr. Baird is Executive Vice President for the Family Health Council, Inc. in Pittsburgh, Pennsylvania, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services. Mr. Baird is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert Variable Series, Inc., Calvert New World Fund and Calvert World Values Fund. DOB: 05/09/48. Address: 211 Overlook Drive, Pittsburgh, Pennsylvania 15216.
         FRANK H. BLATZ, JR., Esq., Trustee. Mr. Blatz is a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz. He was formerly a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A. He is also a director of Calvert Variable Series, Inc. DOB: 10/29/35. Address: 308 East Broad Street, Westfield, New Jersey 07091.
         FREDERICK T. BORTS, M.D., Trustee. Dr. Borts is a radiologist with Kaiser Permanente. Prior to that, he was a radiologist at Bethlehem Medical Imaging in Allentown, Pennsylvania. DOB: 07/23/49. Address: 16 Iliahi Street, Honolulu, Hawaii, 96817.
*CHARLES E. DIEHL, Trustee. Mr. Diehl is Vice President and Treasurer Emeritus of the George Washington University, and has retired from University Support Services, Inc. of Herndon, Virginia. He is also a director of Acacia Mutual Life Insurance Company. DOB: 10/13/22. Address: 1658 Quail Hollow Court, McLean, Virginia 22101.
         DOUGLAS E. FELDMAN, M.D., Trustee. Dr. Feldman practices head and neck reconstructive surgery in the Washington, D.C., metropolitan area. DOD:
05/23/48. Address: 7536 Pepperell Drive, Bethesda, Maryland 20817.
         PETER W. GAVIAN, CFA, Trustee. Mr. Gavian is President of Corporate Finance of Washington, Inc. Formerly, he was a principal of Gavian De Vaux Associates, an investment banking firm. DOB: 12/08/32. Address: 3005 Franklin Road North, Arlington, Virginia 22201.
         JOHN G. GUFFEY, JR., Trustee. Mr. Guffey is chairman of the Calvert Social Investment Foundation, organizing director of the Community Capital
Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a director of the Community Bankers Mutual Fund of Denver, Colorado, a director of Ariel Funds, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the Calvert Group of Funds, except for Calvert Variable Series, Inc. and Calvert New World Fund. DOB: 05/15/48. Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815. *BARBARA J. KRUMSIEK, President and Trustee. Ms. Krumsiek serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. and as an officer and director of each of its affiliated companies. She is a director of Calvert-Sloan Advisers, L.L.C., and a trustee/director of each of the investment companies in the Calvert Group of Funds. Prior to joining Calvert Group, Ms. Krumsiek served as Senior Vice President of Alliance Capital LP's Mutual Fund Division. DOB: 08/09/52.
         M. CHARITO KRUVANT, Trustee. Ms. Kruvant is President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development. She is also a director of Acacia Federal Savings Bank.
DOB: 12/08/45. Address: 5301 Wisconsin Avenue, N.W., Washington, D.C. 20015.
         ARTHUR J. PUGH, Trustee. Mr. Pugh is a director of Calvert Variable Series, Inc., and serves as a director of Acacia Federal Savings Bank. DOB:
09/24/37. Address: 4823 Prestwick Drive, Fairfax, Virginia 22030.
         *DAVID R. ROCHAT, Senior Vice President and Trustee. Mr. Rochat is Executive Vice President of Calvert Asset Management Company, Inc., Director and Secretary of Grady, Berwald and Co., Inc., and Director and President of Chelsea Securities, Inc. DOB: 10/07/37. Address: Box 93, Chelsea, Vermont 05038.
         *D. WAYNE SILBY, Esq., Trustee. Mr. Silby is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert Variable Series, Inc. and Calvert New World Fund. Mr. Silby is Executive Chairman of GroupServe, an internet company focused on community building collaborative tools, and an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert Social Venture Partners ("CSVP"). CSVP is a venture capital firm investing in socially responsible small companies. He is also a Director of Acacia Mutual Life Insurance Company. DOB: 07/20/48. Address: 1715 18th Street, N.W., Washington, D.C. 20009.
         RENO J. MARTINI, Senior Vice President. Mr. Martini is a director and Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund, Inc. DOB: 1/13/50.
         RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc.
DOB: 07/24/47.
         WILLIAM M. TARTIKOFF, Esq., Vice President and Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is also Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life
Insurance Company. DOB: 08/12/47.
         DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. DOB: 09/09/50.
         SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group, Ltd. and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 01/29/59.
         KATHERINE STONER, Esq., Assistant Secretary. Ms. Stoner is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 10/21/56.
         LISA CROSSLEY NEWTON, Esq., Assistant Secretary and Compliance Officer. Ms. Newton is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 12/31/61.
         IVY WAFFORD DUKE, Esq., Assistant Secretary. Ms. Duke is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. Prior to working at Calvert Group, Ms. Duke was an Associate in the Investment Management Group of the Business and Finance Department at Drinker Biddle & Reath. DOB: 09/07/68.

The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Trustees and officers of the Fund as a group own less than 1% of the Fund's outstanding shares. Trustees marked with an *, above, are "interested persons" of the Fund, under the Investment Company Act of 1940.
         Each of the above directors and officers is a director or officer of each of the investment companies in the Calvert Group of Funds with the exception of Calvert Social Investment Fund, of which only Messrs. Baird, Guffey and Silby and Ms. Krumsiek are among the trustees, Calvert Variable Series, Inc., of which only Messrs. Blatz, Diehl and Pugh and Ms. Krumsiek are among the directors, Calvert World Values Fund, Inc., of which only Messrs. Guffey and Silby and Ms. Krumsiek are among the directors, and Calvert New World Fund, Inc., of which only Ms. Krumsiek and Mr. Martini are among the directors.
         The Audit Committee of the Board of Directors is composed of Messrs. Baird, Blatz, Feldman, Guffey and Pugh. The Board's Investment Policy Committee is composed of Messrs. Borts, Diehl, Gavian, Rochat and Silby.
         Directors of the Fund not affiliated with the Advisor currently receive an annual fee of $20,500 for service as a member of the Board of Directors of the Calvert Group of Funds plus a fee of $750 to $1,500 for each Board and Committee meeting attended; such fees are allocated among the Funds on the basis of their net assets. For the 1997 fiscal period, the Funds paid director fees of $1,603 and $1,800 for the Maryland and Virginia Portfolios, respectively.
         Directors of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert of Funds through the Directors Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share, and will ensure that there is no duplication of advisory fees.


Director Compensation Table


Fiscal Year 1997           Aggregate        Pension or        Total
(unaudited                 Compensation     Retirement        Compensation
numbers)          from              Benefits         from
                           Registrant       Accrued as        Registrant
                           for service      part of           and Fund
                           as Director      Registrant        Complex paid
                                            Expenses*         to Director**
Name of Director

Richard L. Baird, Jr.      $1,174           $0                $34,450
Frank H. Blatz, Jr.        $1,552           $1,552            $46,000
Frederick T. Borts         $1,171           $0                $32,500
Charles E. Diehl           $1,494           $1,494            $44,500
Douglas E. Feldman         $1,122           $0                $32,500
Peter W. Gavian            $1,361           $637              $38,500
John G. Guffey, Jr.        $1,524           $0                $61,615
M. Charito Kruvant         $1,256           $0                $36,250
Arthur J. Pugh             $1,573           $53               $48,250
D. Wayne Silby             $1,203           $0                $62,830

*Messrs. Blatz, Diehl, Gavian and Pugh have chosen to defer a portion of their compensation. As of December 31, 1997, total deferred compensation, including dividends and capital appreciation, was $555,901.79, $545,259.10, $137,436.70 and $187,735.55, for each director, respectively.
**As of December 31, 1997. The Fund Complex consists of nine (9) registered investment companies.


INVESTMENT ADVISOR


         The Funds' Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C.
         The Investment Advisory Agreement between the Fund and the Advisor will remain in effect indefinitely, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Funds, or by the directors of the Funds; and further provided that such continuance is also approved annually by the vote of a majority of the directors of the Funds who are not parties to the Agreement or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated without penalty by either party on 60 days' prior written notice; it automatically terminates in the event of its assignment.
         Under the Agreement, the Advisor manages the investment and reinvestment of the Fund's assets, subject to the direction and control of the Funds' Board of Directors. For its services, the Advisor receives an annual fee of 0.60% of the first $500 million of the Fund's average daily net assets, 0.50% of the next $500 million of such assets, and 0.40% of all assets over $1 billion.
         The advisory fee is payable monthly. The Advisor reserves the right
(i) to waive all or a part of its fee and (ii) to compensate, at its expense, broker-dealers in consideration of their promotional and administrative services. The Advisor may recapture in later years, to the extent permitted by law, fees it waived and expenses it paid in prior years. Specifically, the Advisor may recapture any fees waived or deferred and expenses reimbursed for the prior two-year period, but in no event may it recapture fees or expenses for any period later than the two-year period ending December 31, 1996. Recapture is permitted only to the extent it does not result in the Fund's aggregate expenses exceeding an annual expense limit of 2.00% of its average daily net assets. The advisory fee incurred in any given year will be paid in full before any recapture fees are paid for a prior year. Recaptured fees will apply to the most recent suspension/reimbursement period. For the 1995 fiscal period, the Advisor received advisory fees of $270,912 and $59,769, for the Maryland and Virginia Portfolios, respectively, and, for the same period, waived advisory fees of $38,349 and $29,520, for the Maryland and Virginia Portfolios, respectively. For the 1996 fiscal period, the Advisor received advisory fees of $72,423 and $72,322, for the Maryland and Virginia Portfolios, respectively. For the 1997 fiscal period, the Advisor received advisory fees of $70,899 and $79,695 for the Maryland and Virginia Portfolios, respectively.
         The Advisor provides each Fund with investment advice and research, pays the salaries and fees of all directors and executive officers of the Fund who are principals of the Advisor, and pays certain Fund advertising and promotional expenses. The Funds pay all other administrative and operating expenses, including: custodial fees; shareholder servicing, dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; insurance premiums; trade association dues; interest, taxes and other business fees; legal and audit fees; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.
         The Advisor has agreed to reimburse the Funds for all expenses, excluding brokerage, taxes, interest, and extraordinary items exceeding, on a pro rata basis, the most restrictive expense limitation in those states which the Fund's shares are qualified for sale.


ADMINISTRATIVE SERVICES


         Calvert Administrative Services Company, a wholly-owned subsidiary of Calvert Group, Ltd., has been retained by the Fund to provide certain administrative services necessary to the conduct of the Fund's affairs. Such services include the preparation of corporate and regulatory reports and filings, portfolio accounting, and the daily determination of net investment income and net asset value per share. Calvert Administrative Services Company receives an annual fee of 0.10% of each Fund's average net assets for providing such services. The Funds waived the fee for the 1995 fiscal period. For the 1996 fiscal period, Calvert Administrative Services Company received an annual fee of $12,071 and $12,054 for the Maryland and Virginia Portfolios, respectively. For the 1997 fiscal period, Calvert Administrative Services Company received an annual fee of $11,816 and $13,283 for the Maryland and Virginia Portfolios, respectively.


METHOD OF DISTRIBUTION


         The Funds have entered into an agreement with Calvert Distributors, Inc. ("CDI"), whereby CDI, acting as principal underwriter for the Series, makes a continuous offering of the Series' securities on a "best efforts" basis. Prior to April 1, 1995, the principal underwriter was Calvert Securities Corporation ("CSC"). Under the terms of the agreement, CDI bears all its expenses of providing services pursuant to the agreement, including payment of any commissions and service fees. CDI receives all sales charges imposed on the Funds' shares and compensates broker-dealer firms for sales of such shares (see "Alternative Sales Options" in the Prospectus). CDI is entitled to receive a distribution fee pursuant to the Distribution Plans (see below). For the 1995, 1996 and 1997 fiscal periods, the Fund paid no Distribution Plan expenses. For fiscal 1995, CDI received sales charges in excess of the dealer reallowance of $6,482 and $6,479 for the Maryland and Virginia Portfolios, respectively. For fiscal 1996, CDI received sales charges in excess of the dealer reallowance of $4,214 and $9,039 for Maryland and Virginia Portfolios, respectively. For fiscal 1997, CDI received sales charges in excess of the dealer reallowance of $7,100 and $7,697 for the Maryland and Virginia Portfolios, respectively. For Class B shares, CDI receives any CDSC paid.
         Pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"), the Funds have adopted a Class A and B Distribution Plan (the "Plans") which permit them to pay certain expenses associated with the distribution of its shares. Such expenses may not exceed, on an annual basis, 0.25% and 1.00% of the Class A and B average daily net assets, respectively.
         The Plans were approved by the Board of Directors, including the Directors who are not "interested persons" of the Funds (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Directors who are not interested persons of the Fund is committed to the discretion of such disinterested Directors. In establishing the Plans, the Directors considered various factors including the amount of the distribution fee. The Directors determined that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders.
         The Plans may be terminated by vote of a majority of the non-interested Directors who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares. Any change in the Plans that would materially increase the distribution cost to the Funds requires approval of the shareholders; otherwise, the Plans may be amended by the Directors, including a majority of the non-interested Directors as described above.
         The Plans will continue in effect successive one-year terms, provided that such continuance is specifically approved by (i) the vote of a majority of the Directors who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Directors.
         Apart from the Plans, the Advisor, at its expense, may incur costs and pay expenses associated with the distribution of shares of the Funds.

         Certain broker/dealers, and/or other persons may receive compensation from the investment advisor, underwriter, or their affiliates for the sale and distribution of the securities or for services to the Fund. Such compensation may include additional compensation based on assets held through that firm beyond the regularly scheduled rates, and finders' fee payments to firms whose representatives are responsible for soliciting a new account where the accountholder does not choose to purchase through that firm.


TRANSFER AND SHAREHOLDER SERVICING AGENT


National Financial Data Services, Inc. ("NFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.
         Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert Group, Ltd., and Acacia Mutual, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts. Calvert Shareholder Services, Inc. was the sole transfer agent prior to January 1, 1998.
         For these services, NFDS and Calvert Shareholder Services, Inc. receive a total fee of $14.00 per shareholder account and $1.60 per shareholder transaction.


INDEPENDENT ACCOUNTANTS AND CUSTODIANS

         Coopers and Lybrand L.L.P. has been selected by the Board of Directors to serve as independent accountants for all portfolios of the Fund for fiscal year 1998. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Series' investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 acts as custodian of certain of the Series' cash assets. Neither custodian has any part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold by the Series.

PORTFOLIO TRANSACTIONS


         Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and the choice of brokers and dealers are made by the Fund's Advisor under the direction and supervision of the Fund's Board of Directors.
         Broker-dealers who execute portfolio transactions on behalf of the Funds are selected on the basis of their professional capability and the value and quality of their services. The Advisor may execute portfolio transactions with or through broker-dealers who have sold shares of the Fund. However, such sales will not be a qualifying or disqualifying factor in a broker-dealer's selection nor will the selection of any broker-dealer be based on the volume of Fund shares sold. The Advisor or its affiliate may compensate, at their expense, such broker-dealers in consideration of their promotional and administrative services.
For the 1996 fiscal period, the portfolio turnover was 8% and 4%, for the Maryland and Virginia Portfolios, respectively. For the 1997 fiscal period, the portfolio turnover was 13% and 8% for the Maryland and Virginia Portfolios, respectively.


GENERAL INFORMATION


         Calvert Municipal Fund, Inc., was organized as a corporation under the General Corporation Law of the State of Maryland on February 4, 1992. The Fund includes the following series: Calvert National Municipal Intermediate Fund and Calvert California Municipal Intermediate Fund. Prior to March 1, 1994, Calvert National Municipal Intermediate Fund was known as Calvert Intermediate Municipal Fund.

         The Fund offers two separate classes of shares: Class A and Class B. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.


         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. Upon any liquidation of the Funds, shareholders are entitled to share pro rata in the net assets belonging to that Fund available for distribution.

FINANCIAL STATEMENTS

         The audited financial statements in the Funds' Annual Report to Shareholders, dated December 31, 1997, are expressly incorporated by reference and made a part of this Statement of Additional Information. A copy of the Annual Report may be obtained free of charge by writing or calling the Funds.

APPENDIX

Municipal Obligations
         Municipal obligations are debt obligations issued by states, cities, municipalities, and their agencies to obtain funds for various public purposes. Such purposes include the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses, and the lending of funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax in the opinion of bond counsel to the issuer. Although the interest paid on the proceeds from private activity bonds used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities may be exempt from federal income tax, current federal tax law places substantial limitations on the size of such issues.
         Municipal obligations are generally classified as either "general obligation" or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. There are, of course, variations in the security of municipal obligations, both within a particular classification and among classifications.
         Municipal obligations are generally traded on the basis of a quoted yield to maturity, and the price of the security is adjusted so that relative to the stated rate of interest it will return the quoted rate to the purchaser.
         Short-term and limited-term municipal obligations include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes, and Discount Notes. The maturities of these instruments at the time of issue generally will range between three months and one year. Pre-Refunded Bonds with longer nominal maturities that are due to be retired with the proceeds of an escrowed subsequent issue at a date within one year and three years of the time of acquisition are also considered short-term and limited-term municipal obligations.

Municipal Note and Bond Ratings
Description of Moody's Investors Service, Inc.'s ratings of state and municipal notes:
         Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk.
         MIG 1: Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
         MIG2: Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.
         MIG3: Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.
         MIG4: Notes bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

Description of Moody's Investors Service Inc.'s/Standard & Poor's municipal bond ratings:
         Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
         Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
         A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
         Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
         Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. There may be some large uncertainties and major risk exposure to adverse conditions. The higher the degree of speculation, the lower the rating.
         C/C: This rating is only for no-interest income bonds.
         D: Debt in default; payment of interest and/or principal is in arrears.



LETTER OF INTENT


Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

         By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

         I intend to invest in the shares of:                 (Fund or
Portfolio name) during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

         __ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000


         Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. "Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be, here indicated. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.


         I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

         From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

         If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.


         Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.


         I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

         The commission allowed by Calvert Distributors, Inc. to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

         The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

         In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.


Dealer            Name of Investor(s)


By
                  Authorized Signer Address


Date              Signature of Investor(s)


Date              Signature of Investor(s)

CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND
CALVERT VIRGINIA MUNICIPAL INTERMEDIATE FUND

Statement of Additional Information
April 30, 1998

INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

SHAREHOLDER SERVICE                    TRANSFER AGENT
Calvert Shareholder Services, Inc.     National Financial Data Services, Inc
4550 Montgomery Avenue                 1004 Baltimore
Suite 1000N                            6th Floor
Bethesda, Maryland 20814               Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER                  INDEPENDENT ACCOUNTANTS
Calvert Distributors, Inc.             Coopers & Lybrand, L.L.P.
4550 Montgomery Avenue                 250 West Pratt Street
Suite 1000N                            Baltimore, Maryland 21201
Bethesda, Maryland 20814



                  TABLE OF CONTENTS

         Investment Objective                        1
         Investment Policies                         1
         Investment Restrictions                     6
         Purchases and Redemptions of Shares7
         Dividends and Distributions                 8
         Tax Matters                                 8
         Valuation of Shares                         9
         Calculation of Yield and Total Return       10
         Advertising                                 11
         Directors and Officers                      12
         Investment Advisor                          14
         Administrative Services                     15
         Method of Distribution                      15
         Transfer and Shareholder Servicing Agent    16
         Independent Accountants and Custodians      16
         Portfolio Transactions                      16
         General Information                         17
         Financial Statements                        17
         Appendix                                    17

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)      Financial statements

         Financial statements incorporated by reference to:

         Registrant's Annual Report to Shareholders of the Calvert Municipal Fund, Inc., dated December 31, 1997, and filed March 9, 1998.


         Schedules II-VII, inclusive, for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission, are omitted because they are not required under the related instructions, or they are inapplicable, or the required information is presented in the financial statements or notes thereto.

(b)      Exhibits:

         1. Articles of Incorporation, (incorporated by reference to Registrant's Pre-Effective Amendment No. 2, April 27, 1992, and as amended, incorporated by reference to Registrant's Pre-Effective Amendment No. 3, May 21, 1992).

         2. By-Laws (incorporated by reference to Registrant's Pre-Effective Amendment No. 2, April 27, 1992).

         4. Specimen Stock Certificate for Calvert California Municipal Intermediate Fund, (incorporated by reference to Registrant's Post-Effective Amendment No. 1, filed July 27, 1992).

         5. Investment Advisory Contract (incorporated by reference to Registrant's Pre-Effective Amendment No. 2, April 27, 1992).

         6.       Underwriting Agreement, filed herewith.

         7. Directors' Deferred Compensation Agreement (incorporated by reference to Registrant's Pre-Effective Amendment No. 2, April 27, 1992).

         8. Custodial Contract (incorporated by reference to Registrant's Pre-Effective Amendment No. 2, April 27, 1992).

         9.a.     Transfer Agency Contract and Shareholder Servicing Contract,
filed herewith.

         9.b.     Administrative Services Agreement (incorporated by reference to Registrant's Pre-Effective Amendment No. 2, April 27, 1992).

         10. Opinion and Consent of Counsel as to Legality of Shares Being Registered (filed herewith).

         11. Consent of Independent Auditors to Use of Report (filed herewith).

         15. Plan of Distribution for Class A Shares, incorporated by reference to Registrant's Post-Effective Amendment No. 13, January 25, 1996; for Class B and C Shares, filed herewith.

         16. Schedule for Computation of Performance Quotation, (incorporated by reference to Registrant's Post-Effective Amendment No. 4, August 2, 1993).

         17. Rule 414 Statement of Successor Entity (incorporated by reference to Registrant's Pre-Effective Amendment No. 3, May 21, 1992).

         (i)      Financial Data Schedules (filed herewith).

(ii) Multiple-class Plan pursuant to Investment Company Act of 1940 Rule 18f-3, filed herewith.


         Exhibits 3 and 12 through 14 are omitted because they are inapplicable.

Item 25. Persons Controlled By or Under Common Control With Registrant

         Not applicable.


Item 26. Number of Holders of Securities

         As of March 31, 1998, there were 915 holders of record of Registrant's common stock for the Class A Shares of Calvert California Municipal Intermediate Fund series of Calvert Municipal Fund, Inc.

         As of March 31, 1998, there were 1,586 holders of record of Registrant's common stock for the Class A Shares of Calvert National Municipal Intermediate Fund series of Calvert Municipal Fund, Inc.

         As of March 31, 1998, there were 394 holders of record of Registrant's common stock for the Class A Shares of Calvert Maryland Municipal Intermediate Fund series of Calvert Municipal Fund, Inc.

         As of March 31, 1998, there were 382 holders of record of Registrant's common stock for the Class A Shares of Calvert Virginia Municipal Intermediate Fund series of Calvert Municipal Fund, Inc.


Item 27. Indemnification

         Registrant's Bylaws, Exhibit 2 to this Registration Statement, provide that officers and directors will be indemnified by the Fund against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to a person who has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

         Registrant's Articles of Incorporation also provide that Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $3 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $8 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402.


Item 28. Business and Other Connections of Investment Adviser

         Name of Company,                           Principal
Name     Business and Address                       Capacity


Barbara J. Krumsiek
          Acacia Capital Corporation                Officer
         Calvert Municipal Fund, Inc.                and
         Calvert World Values Fund, Inc.            Director

         Investment Companies
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ----------------
         First Variable Rate Fund for                Officer
          Government Income                            and
         Calvert Tax-Free Reserves                   Trustee
         Calvert Social Investment Fund
         Calvert Cash Reserves
         The Calvert Fund

         Investment Companies
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ----------------
         Calvert Asset Management Co., Inc.          Officer
         Investment Advisor                            and
         4550 Montgomery Avenue                      Director
         Bethesda, Maryland 20814
         ----------------
         Calvert Group, Ltd.                         Officer
         Holding Company                              and
         4550 Montgomery Avenue                      Director
         Bethesda, Maryland 20814
         ----------------
         Calvert Shareholder Services, Inc.          Officer
         Transfer Agent                               and
         4550 Montgomery Avenue                      Director
         Bethesda, Maryland 20814
         ---------------
         Calvert Administrative Services Co.         Officer
         Service Company                              and
         4550 Montgomery Avenue                      Director
         Bethesda, Maryland 20814
         ---------------
         Calvert Distributors, Inc.                  Officer
         Broker-Dealer                                 and
         4550 Montgomery Avenue                      Director
         Bethesda, Maryland 20814
         ---------------
         Calvert-Sloan Advisers, LLC                 Director
         Investment Advisor
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------
         Calvert New World Fund, Inc.                Director
         Investment Company
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         --------------
         Alliance Capital Mgmt. L.P.                Sr. Vice President
         Mutual Fund Division                       Director
         1345 Avenue of the Americas
         New York, NY 10105
         --------------


Ronald M. Wolfsheimer
         First Variable Rate Fund                   Officer
          for Government Income
         Calvert Tax-Free Reserves
         Calvert Cash Reserves
         Calvert Social Investment Fund
         The Calvert Fund
         Acacia Capital Corporation
         Calvert Municipal Fund, Inc.
         Calvert World Values Fund, Inc.
         Calvert New World Fund, Inc.

         Investment Companies
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         --------------
         Calvert Asset Management Co., Inc.          Officer
         Investment Advisor
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------
         Calvert Group, Ltd.                         Officer
         Holding Company
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------
         Calvert Shareholder Services, Inc.          Officer
         Transfer Agent
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------
         Calvert Administrative Services Co          Officer
         Service Company                               and
         4550 Montgomery Avenue                      Director
         Bethesda, Maryland 20814
         ---------------
         Calvert Distributors, Inc.                  Director
         Broker-Dealer                                 and
         4550 Montgomery Avenue                      Officer
         Bethesda, Maryland 20814
         ---------------
         Calvert-Sloan Advisers, LLC                 Officer
         Investment Advisor
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------


David R. Rochat
         First Variable Rate Fund                   Officer
          for Government Income                      and
         Calvert Tax-Free Reserves                  Trustee
         Calvert Cash Reserves
         The Calvert Fund

         Investment Companies
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------
         Calvert Municipal Fund, Inc.               Officer
         Investment Company                          and
         4550 Montgomery Avenue                     Director
         Bethesda, Maryland 20814
         ---------------
         Calvert Asset Management Co., Inc.         Officer
         Investment Advisor                          and
         4550 Montgomery Avenue                     Director
         Bethesda, Maryland 20814
         ---------------
         Chelsea Securities, Inc.                   Officer
         Securities Firm                              and
         Post Office Box 93                         Director
         Chelsea, Vermont 05038
         ---------------
         Grady, Berwald & Co.                       Officer
         Holding Company                              and
         43A South Finley Avenue                    Director
         Basking Ridge, NJ 07920
         ---------------


Reno J. Martini
         Calvert Asset Management Co., Inc.         Officer
         Investment Advisor
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------
         Calvert Group, Ltd.                       Officer
         Holding Company
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------
         First Variable Rate Fund                  Officer
          for Government Income
         Calvert Tax-Free Reserves
         Calvert Cash Reserves
         Calvert Social Investment Fund
         The Calvert Fund
         Acacia Capital Corporation
         Calvert Municipal Fund, Inc.
         Calvert World Values Fund, Inc.

         Investment Companies
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------
         Calvert New World Fund, Inc.              Director
         Investment Company                         and
         4550 Montgomery Avenue                    Officer
         Bethesda, Maryland 20814
         ---------------
         Calvert-Sloan Advisers, LLC               Director
         Investment Advisor                         and
         4550 Montgomery Avenue                    Officer
         Bethesda, Maryland 20814
         ---------------


Charles T. Nason
         Acacia Mutual Life Insurance              Officer
         Acacia National Life Insurance            and Director

         Insurance Companies
         7315 Wisconsin Avenue
         Bethesda, Maryland 20814
         ---------------
         Acacia Financial Corporation              Officer
         Holding Company                            and
         7315 Wisconsin Avenue                     Director
         Bethesda, Maryland 20814
         ---------------
         Gardner Montgomery Company Director
         Tax Return Preparation Services
         7315 Wisconsin Avenue
         Bethesda, Maryland 20814
         ----------------
         Acacia Federal Savings Bank               Director
         Savings Bank
         7600-B Leesburg Pike
         Falls Church, Virginia 22043
         ---------------
         Enterprise Resources, Inc.                Director
         Business Support Services
         7315 Wisconsin Avenue
         Bethesda, Maryland 20814
         ---------------
         Acacia Insurance Management               Officer
          Services Corporation                      and
         Service Corporation                       Director
         7315 Wisconsin Avenue
         Bethesda, Maryland 20814
         ---------------
         Calvert Group, Ltd.                       Director
         Holding Company
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------
         Calvert Administrative Services Co.       Director
         Service Company
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------
         Calvert Asset Management Co., Inc.        Director
         Investment Advisor
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------
         Calvert Shareholder Services, Inc.        Director
         Transfer Agent
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------
         Calvert Social Investment Fund            Trustee
         Investment Company
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         -----------------
         The Advisors Group, Inc.                  Director
         Broker-Dealer and
         Investment Advisor
         7315 Wisconsin Avenue
         Bethesda, Maryland 20814
         ---------------


Robert-John H.Sands
         Acacia National Life Insurance            Officer
         Insurance Company                          and
         7315 Wisconsin Avenue                     Director
         Bethesda, Maryland 20814
         ----------------
         Acacia Mutual Life Insurance              Officer
         Insurance Company
         7315 Wisconsin Avenue
         Bethesda, Maryland 20814
         ----------------
         Acacia Financial Corporation             Officer
         Holding Company                            and
         7315 Wisconsin Avenue                     Director
         Bethesda, Maryland 20814
         ----------------
         Acacia Federal Savings Bank               Officer
         Savings Bank
         7600-B Leesburg Pike
         Falls Church, Virginia 22043
         ---------------
         Enterprise Resources, Inc.                Director
         Business Support Services
         7315 Wisconsin Avenue
         Bethesda, Maryland 20814
         ---------------
         Acacia Realty Corporation                 Officer
         Real Estate Investments
         7315 Wisconsin Avenue
         Bethesda, Maryland 20814
         ---------------
         Acacia Insurance Management               Officer
          Services Corporation                       and
         Service Corporation                       Director
         7315 Wisconsin Avenue
         Bethesda, Maryland 20814
         ---------------
         Gardner Montgomery Company                Officer
         Tax Return                                   and
          Preparation Services                     Director
         7315 Wisconsin Avenue
         Bethesda, Maryland 20814
         ----------------
         The Advisors Group, Inc.                  Director
         Broker-Dealer and
         Investment Advisor
         7315 Wisconsin Avenue
         Bethesda, Maryland 20814
         ---------------
         Calvert Group, Ltd.                        Director
         Holding Company
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------
         Calvert Administrative Services Co.        Director
         Service Company
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------
         Calvert Asset Management, Co., Inc.        Director
         Investment Advisor
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------
         Calvert Shareholder Services, Inc.         Director
         Transfer Agent
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------


William M. Tartikoff
         Acacia National Life Insurance              Officer
         Insurance Company
         7315 Wisconsin Avenue
         Bethesda, Maryland 20814
         ----------------
         First Variable Rate Fund for                Officer
          Government Income
         Calvert Tax-Free Reserves
         Calvert Cash Reserves
         Calvert Social Investment Fund
         The Calvert Fund
         Acacia Capital Corporation
         Calvert Municipal Fund, Inc.
         Calvert World Values Fund, Inc.
         Calvert New World Fund, Inc.

         Investment Companies
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------
         Calvert Group, Ltd.                         Officer
         Holding Company
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------
         Calvert Administrative                      Officer
         Services Company
         Service Company
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------
         Calvert Asset Management Co. Inc.           Officer
         Investment Advisor
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ----------------
         Calvert Shareholder Services, Inc.          Officer
         Transfer Agent
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ----------------
         Calvert Distributors, Inc.                  Director
         Broker-Dealer                                and
         4550 Montgomery Avenue                      Officer
         Bethesda, Maryland 20814
         ----------------
         Calvert-Sloan Advisers, LLC                 Officer
         Investment Advisor
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ----------------


Susan Walker Bender
         Calvert Group, Ltd.                         Officer
         Holding Company
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------
         Calvert Administrative Services Co.         Officer
         Service Company
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------
         Calvert Asset Management Co., Inc.          Officer
         Investment Advisor
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ----------------
         Calvert Shareholder Services, Inc.          Officer
         Transfer Agent
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ----------------
         Calvert Distributors, Inc.                  Officer
         Broker-Dealer
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ----------------
         Calvert-Sloan Advisers, LLC                 Officer
         Investment Advisor
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ----------------
         First Variable Rate Fund for                Officer
          Government Income
         Calvert Tax-Free Reserves
         Calvert Cash Reserves
         Calvert Social Investment Fund
         The Calvert Fund
         Acacia Capital Corporation
         Calvert Municipal Fund, Inc.
         Calvert World Values Fund, Inc.
         Calvert New World Fund, Inc.

         Investment Companies
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------


Katherine Stoner
         Calvert Group, Ltd.                        Officer
         Holding Company
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------
         Calvert Administrative Services Co         Officer
         Service Company
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------
         Calvert Asset Management Co., Inc.         Officer
         Investment Advisor
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ----------------
         Calvert Shareholder Services, Inc.         Officer
         Transfer Agent
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ----------------
         Calvert Distributors, Inc.                 Officer
         Broker-Dealer
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ----------------
         Calvert-Sloan Advisers, LLC               Officer
         Investment Advisor
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ----------------
         First Variable Rate Fund for              Officer
          Government Income
         Calvert Tax-Free Reserves
         Calvert Cash Reserves
         Calvert Social Investment Fund
         The Calvert Fund
         Acacia Capital Corporation
         Calvert Municipal Fund, Inc.
         Calvert World Values Fund, Inc.
         Calvert New World Fund, Inc.

         Investment Companies
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------


Lisa Crossley Newton
         Calvert Group, Ltd.                       Officer
         Holding Company
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------
         Calvert Administrative Services Co.       Officer
         Service Company
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------
         Calvert Asset Management Co., Inc.        Officer
         Investment Advisor
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ----------------
         Calvert Shareholder Services, Inc.        Officer
         Transfer Agent
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ----------------
         Calvert Distributors, Inc.                Officer
         Broker-Dealer
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ----------------
         Calvert-Sloan Advisers, LLC               Officer
         Investment Advisor
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ----------------
         First Variable Rate Fund for              Officer
          Government Income
         Calvert Tax-Free Reserves
         Calvert Cash Reserves
         Calvert Social Investment Fund
         The Calvert Fund
         Acacia Capital Corporation
         Calvert Municipal Fund, Inc.
         Calvert World Values Fund, Inc.
         Calvert New World Fund, Inc.

         Investment Companies
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------


Ivy Wafford Duke  Calvert Group, Ltd.            Officer
         Holding Company
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------
         Calvert Administrative Services Co      Officer
         Service Company
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------
         Calvert Asset Management Co., Inc.      Officer
         Investment Advisor
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ----------------
         Calvert Shareholder Services, Inc.      Officer
         Transfer Agent
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ----------------
         Calvert Distributors, Inc.              Officer
         Broker-Dealer
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ----------------
         Calvert-Sloan Advisers, LLC             Officer
         Investment Advisor
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ----------------
         First Variable Rate Fund for            Officer
          Government Income
         Calvert Tax-Free Reserves
         Calvert Cash Reserves
         Calvert Social Investment Fund
         The Calvert Fund
         Acacia Capital Corporation
         Calvert Municipal Fund, Inc.
         Calvert World Values Fund, Inc.
         Calvert New World Fund, Inc.

         Investment Companies
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ---------------


Daniel K. Hayes
         Calvert Asset Management Co., Inc.      Officer
         Investment Advisor
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ------------------
         First Variable Rate Fund for            Officer
          Government Income
         Calvert Tax-Free Reserves
         Calvert Cash Reserves
         Calvert Social Investment Fund
         The Calvert Fund
         Acacia Capital Corporation
         Calvert Municipal Fund, Inc.
         Calvert World Values Fund, Inc.

         Investment Companies
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ------------------


Steve Van Order
         Calvert Asset Management              Officer
         Company, Inc.
         Investment Advisor
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ------------------


Annette Krakovitz
         Calvert Asset Management              Officer
         Company, Inc.
         Investment Advisor
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ------------------


John Nichols
         Calvert Asset Management              Officer
         Company, Inc.
         Investment Advisor
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ------------------


David Leach
         Calvert Asset Management              Officer
         Company, Inc.
         Investment Advisor
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ------------------


Matthew D. Gelfand
         Calvert Asset Management              Officer
         Company, Inc.
         Investment Advisor
         4550 Montgomery Avenue
         Bethesda, Maryland 20814
         ------------------
         Strategic Investment Management       Officer
         Investment Advisor
         1001 19th Street North
         Arlington, Virginia 20009
         ------------------

Item 29. Principal Underwriters

         (a) Registrant's principal underwriter also underwrites shares of Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert New World Fund, Inc., and Acacia Capital Corporation.

         (b)      Positions of Underwriter's Officers and Directors

Name and Principal         Position(s) with               Position(s) with
Business Address            Underwriter                   Registrant

Barbara J. Krumsiek        Director and President         President and Trustee

Ronald M. Wolfsheimer      Director, Senior Vice          Treasurer
                           President and Chief Financial  Officer

William M. Tartikoff       Director, Senior Vice          Vice President and
                           President and Secretary        Secretary

Craig Cloyed               Senior Vice President          None

Karen Becker               Vice President,Operations      None

Steve Cohen                Vice President                 None

Geoffrey Ashton            Regional Vice President        None

Martin Brown               Regional Vice President        None

Janet Haley                Regional Vice President        None

Ben Ogbogu                 Regional Vice President        None

Susan Walker Bender        Assistant Secretary            Assistant Secretary

Katherine Stoner           Assistant Secretary            Assistant Secretary

Lisa Crossley Newton       Assistant Secretary            Assistant Secretary
                           and Compliance Officer

Ivy Wafford Duke           Assistant Secretary            Assistant Secretary

         (c)      Inapplicable.


Item 30. Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer
         and
         William M. Tartikoff, Assistant Secretary

         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland 20814


Item 31. Management Services

         Not Applicable


Item 32. Undertakings

         a)       Not Applicable

         b)       Not Applicable

(c)      The Registrant undertakes to furnish to each person to
                  whom a Prospectus is delivered, a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.


SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Bethesda, and State of Maryland, on the 30th day of April, 1998.


CALVERT MUNICIPAL FUND, INC.

By:
_______________**__________________
Barbara J. Krumsiek
President and Director

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.


Signature         Title    Date


__________**____________   President and    4/30/98
Barbara J. Krumsiek        Director (Principal Executive Officer)


__________**____________   Principal Accounting      04/30/98
Ronald M. Wolfsheimer      Officer


__________**____________   Director 04/30/98
Richard L. Baird, Jr.


__________**____________   Director 04/30/98
Frank H. Blatz, Jr., Esq.


__________**____________   Director 04/30/98
Frederick T. Borts, M.D.


__________**____________   Director 04/30/98
Charles E. Diehl


__________**____________   Director 04/30/98
Douglas E. Feldman


__________**____________   Director 04/30/98
Peter W. Gavian


__________**____________   Director 04/30/98
John G. Guffey, Jr.


__________**____________   Director 04/30/98
M. Charito Kruvant


__________**____________   Director 04/30/98
Arthur J. Pugh


__________**____________   Director 04/30/98
David R. Rochat


__________**____________   Director 04/30/98
D. Wayne Silby


** Signed by Susan Walker Bender pursuant to power of attorney, attached hereto.


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